UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 TIEDEMAN ROAD, 4th Floor BROOKLYN, OH			44144
(Address of principal executive offices)			(Zip code)

CHRISTOPHER K. DYER 4900 TIEDEMAN ROAD, 4th Floor BROOKLYN, OH 44144
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(216)-898-2411

Date of fiscal year end:	JUNE 30

Date of reporting period:	JULY 1, 2015 – JUNE 30, 2016

Item 1. Reports to Stockholders.

June 30, 2016

Annual Report

Victory CEMP US 500 Volatility Wtd Index ETF

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF

Victory CEMP Developed Enhanced Volatility Wtd Index ETF

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

Victory CEMP US Small Cap Volatility Wtd Index ETF

Victory CEMP International Volatility Wtd Index ETF

Victory CEMP Emerging Market Volatility Wtd Index ETF

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF

Victory CEMP International High Div Volatility Wtd Index ETF

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Victory Portfolios II

Table of Contents

Shareholder Letter	5
Financial Statements
Victory Portfolios II Exchange Traded Funds
Victory CEMP US 500 Volatility Wtd Index ETF
Schedule of Investments	32-45
Statement of Assets and Liabilities	138
Statement of Operations	142
Statements of Changes in Net Assets	146
Financial Highlights	157
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Schedule of Investments	46-59
Statement of Assets and Liabilities	138
Statement of Operations	142
Statements of Changes in Net Assets	147
Financial Highlights	158
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Schedule of Investments	60-73
Schedule of Open Futures Contracts	73
Statement of Assets and Liabilities	138
Statement of Operations	142
Statements of Changes in Net Assets	148
Financial Highlights	159
Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Schedule of Investments	74-84
Schedule of Open Futures Contracts	84
Statement of Assets and Liabilities	139
Statement of Operations	143
Statements of Changes in Net Assets	149
Financial Highlights	160
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Schedule of Investments	85-88
Schedule of Open Futures Contracts	88
Statement of Assets and Liabilities	139
Statement of Operations	143
Statements of Changes in Net Assets	150
Financial Highlights	161
Victory CEMP US Small Cap Volatility Wtd Index ETF
Schedule of Investments	89-102
Statement of Assets and Liabilities	139
Statement of Operations	143
Statement of Changes in Net Assets	151
Financial Highlights	162

Table of Contents (continued)

Victory CEMP International Volatility Wtd Index ETF
Schedule of Investments	103-113
Schedule of Open Futures Contracts	113
Statement of Assets and Liabilities	140
Statement of Operations	144
Statement of Changes in Net Assets	152
Financial Highlights	163
Victory CEMP Emerging Market Volatility Wtd Index ETF
Schedule of Investments	114-125
Schedule of Open Futures Contracts	125
Statement of Assets and Liabilities	140
Statement of Operations	144
Statement of Changes in Net Assets	153
Financial Highlights	164
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Schedule of Investments	126-129
Statement of Assets and Liabilities	140
Statement of Operations	144
Statement of Changes in Net Assets	154
Financial Highlights	165
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Schedule of Investments	130-133
Statement of Assets and Liabilities	141
Statement of Operations	145
Statement of Changes in Net Assets	155
Financial Highlights	166
Victory CEMP International High Div Volatility Wtd Index ETF
Schedule of Investments	134-137
Schedule of Open Futures Contracts	137
Statement of Assets and Liabilities	141
Statement of Operations	145
Statement of Changes in Net Assets	156
Financial Highlights	167
Notes to Financial Statements	168
Report of Independent Registered Public Accounting Firm	186
Supplemental Information	187
Trustee and Officer Information	187
Additional Federal Income Tax Information	190
Proxy Voting and Form N-Q Information	194
Expense Examples	194
Approval of Investment Advisory Agreement	196-197
Frequency Distribution of Premiums & Discounts	197

Table of Contents (continued)

The Victory Portfolios II ETFs are distributed by Quasar Distributors, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Portfolios II ETFs.

For additional information about any Victory Portfolios II ETF, including fees, expenses, and risks, view our prospectus online at compassempetf.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Compass EMP at:

866-376-7890

Visit our website at:

www.compassempetf.com

This page is intentionally left blank.

The Victory Funds Letter to Shareholders

Dear Shareholder:

Over the past year, the economy has produced solid yet modest growth. Personal consumption, supported by steady job growth, led the way, while business investment and government spending seemed to be lacking. The economy was strong enough to elicit the first interest rate increase of the current expansion, while the rest of the developed world's central banks remained accommodative. Volatility-inducing events throughout the globe produced enough uncertainty to push the Federal Reserve into lower-for-longer mode in the second half of the fiscal year. An overseas slowdown centered in China roiled the first half of the year, resulting in a plunge in the price of oil and other commodities in addition to igniting dollar strength. While both a strong dollar and fuel savings were enough to propel consumption, the domestic manufacturing sector slipped into contraction at the end of 2015 before stabilizing in the spring of 2016. Renewed terror threats, a global downturn and the U.K.'s vote to leave the European Union ("Brexit") provided the turmoil in the second half of the year, leaving investors grappling with risk aversion.

For the 12-month period ended June 30, 2016, the S&P 500® Index delivered a modest total return of 4%, split roughly evenly between price appreciation and income. Over this time frame, the fundamental backdrop has stalled, with earnings estimate revisions consistently negative, as companies continue to grapple with challenges created by structural changes, overcapacity in the global economy and emerging political/economic headwinds (e.g., "Brexit"). The silver lining is that Fed rate hikes continue to get postponed, driving down interest rates and providing valuation support for the markets. Lower interest rates and heightened risk of recession had a corresponding impact on relative returns in the equity markets, driving significant incremental demand for defensive and yield-oriented securities. This could be seen at the sector level with Utilities, Telecommunication Services, and Consumer Staples each delivering high-teens or better total returns over the past 12 months. Value-oriented stocks materially outperformed their growth counterparts, a reflection of the market's heavy preference for dividend yield.

Investors oscillated between risk-on and risk-off mode throughout the year. Volatility plagued credit markets in the first half of the year, resulting in credit spreads rising dramatically in the commodity sectors, before substantially retreating. Overall, the high-grade market, as measured by the Barclays U.S. Aggregate, returned 6%, primarily driven by a significant rally in Treasury yields. All sectors delivered positive total returns. Utilities, Industrials and A-rated credits led the way. Excess returns were mixed, with agencies and Industrials falling into negative territory and the ABS, CMBS and Utility sectors providing positive returns.

International equity markets were down for the year against a backdrop of sharp swings in oil prices, renewed fears of China's decelerating growth, uncertainty surrounding central banking policies and Brexit concerns. Despite the increased volatility and uncertainty that followed the surprising Brexit vote, international developed stocks have outperformed their emerging peers, with international developed small-capitalization stocks posting the highest relative returns among foreign equity asset classes. Emerging economies struggled during the second half of 2015, largely impacted by depressed commodity prices and a strong U.S. dollar that led to further local currency devaluations. However, emerging markets have rallied year-to-date, benefitting from a steady increase in commodity prices and the Fed's continued low interest rate policy, which has relieved the countries' dollar-denominated debt burdens. Going forward, central banks' ability to manage volatility and coordinate policy will be extremely important. Central banks across the globe have signaled a continuation of accommodative monetary policy, yet investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. In theory, more accommodative monetary policy should be stimulative, yet it remains unclear whether central banks have crossed a threshold and incremental gains have diminished. Aside from central bank influence, uncertainty surrounding Brexit's impact will likely continue to drive investor sentiment.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863 or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund may trade at a premium or discount to NAV.

Diversification does not assure a profit nor protect against loss in a declining market.

Investments involve risk including possible loss of principal. Exchange-traded funds ("ETFs") have the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Funds are new ETFs and have a limited history of operations for investors to evaluate. The Funds are not actively managed and do not, therefore, seek returns in excess of their respective Index. The Funds' returns may not match the returns of their respective Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. The Victory CEMP US 500 Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF and Victory CEMP Emerging Market Volatility Wtd Index ETF may invest in Small Cap companies. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Small-sized companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies. The Victory CEMP US 500 Volatility Wtd Index ETF and the Victory CEMP US 500 Enhanced Volatility Wtd Index ETF may invest in medium cap companies which involves additional risks such as limited liquidity and greater volatility than large cap companies. Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, Victory CEMP Developed Enhanced Volatility Wtd Index ETF, and the Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF may invest, directly or indirectly, in "junk bonds". Such securities are speculative investments that carry greater risks than higher quality debt securities. In general the price of a fixed income security falls when interest rates rise. The Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, and Victory CEMP International High Div Volatility Wtd Index ETF high dividend strategies may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. Victory CEMP Developed Enhanced Volatility Wtd Index ETF may invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. Victory CEMP International High Div Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF and Victory CEMP Emerging Market Volatility Wtd Index ETF special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. These risks are greater in emerging markets.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Funds' Schedule of Investments for more information.

Victory CEMP ETFs are distributed by Quasar Distributors, LLC.

Victory Capital Management Inc., not an affiliate of Quasar Distributors, LLC., is the investment adviser to the Funds and receives a fee from the Funds for its services.

Victory Funds

Victory CEMP US 500 Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US 500 Volatility Wtd ETF is designed to track the performance of the CEMP US Large Cap 500 Volatility Weighted Index (CEMP Index) before expenses.

For the fiscal year ended June 30, 2016, the Fund underperformed the S&P 500 2.78% versus 3.99% due to the Fund's broader stock exposure relative to the S&P 500 Index and the sizable position impact that Amazon, Microsoft, Google and Facebook had on the Index in the fourth quarter of 2015. The contribution of these four stocks provided a positive return for the S&P 500 Index in calendar year 2015 compared to the average negative return of the remaining stocks in the cap weighted S&P 500 Index.

The Consumer Discretionary, Telecommunication and Financial sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. This is primarily due to the differences in weighting of the CEMP Index's weightings of these sectors compared to those of the S&P 500 Index. Utilities, Health Care and Materials provided positive contributions to the Fund during this period.

While the Fund's broader stock exposure hurt relative performance during the first half of the period, it helped performance during the first six months of 2016 when the return of the Fund outperformed the S&P 500 Index 4.90% to 3.84%. Although the top ten stocks, by weighting, in the S&P 500 Index contributed 1.39% to the overall 3.84%, the broader stock exposure of the Fund has shown to be more successful thus far in 2016.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the year ended June 30, 2016, compared to its benchmarks:

Year Ended June 30, 2016	One Year	Since Inception[1]
Victory CEMP US 500 Volatility Wtd Index ETF — Market	2.60%	4.44%
Victory CEMP US 500 Volatility Wtd Index ETF — NAV	2.78%	4.57%
CEMP US Large Cap 500 Volatility Weighted Index[2]	3.19%	5.00%
S&P 500 Index[2]	3.99%	5.33%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.23%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 1, 2014.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest direclty in an index.

Victory Funds

Victory CEMP US 500 Volatility Wtd Index ETF (continued)

The CEMP US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF is designed to track the performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index (CEMP Index) before expenses.

For the fiscal year ended June 30, 2016, the Fund returned -13.70% compared to Russell 2000 Index's return of -6.73%. The Fund's underperformance relative to the Russell 2000 Index was primarily due to the implementation of the Long/Cash feature of the CEMP Index, which was triggered when the market declined more than 11% below its all-time daily high value on January 29th. As a result, the Fund held a 75% cash position in February and March 2016. Though marked by high volatility and uncertainty, these months happened to be a strong rebound months for the U.S. stock market. When the Fund returned to full investment on April 1st, it had missed much of the upswing in the market, leading to the Fund's underperformance.

By sector, Health Care, Technology, Consumer Discretionary, and Energy contributed positively to the Fund's performance while Financials and Materials provided a negative contribution to the Fund since inception.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the year ended June 30, 2016, compared to its benchmarks:

Year Ended June 30, 2016	One Year	Since Inception[1]
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF — Market	–13.86%	–1.41%
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF — NAV	–13.70%	–1.28%
CEMP US Small Cap 500 Long/Cash Volatility Weighted Index[2]	–13.28%	–0.78%
Russell 2000 Index[2]	–6.73%	2.94%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 0.85%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 31, 2014.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest direclty in an index.

Victory Funds

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF (continued)

The CEMP US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. The CEMP US Small Cap 500 Long/Cash Volatility Weighted Index is based on the month-end price of the CEMP US Small Cap 500 Volatility Weighted Index. The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US 500 Enhanced Volatility Wtd Index ETF is designed to track the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index (CEMP Index) before expenses.

For the fiscal year ended June 30, 2016, the Fund underperformed the S&P 500 2.79% versus 3.99% due to the Fund's broader stock exposure relative to the S&P 500 Index and the sizable position impact that Amazon, Microsoft, Google and Facebook had on the Index in the fourth quarter of 2015. The contribution of these four stocks provided a positive return for the S&P 500 Index in the calendar year 2015 compared to the average negative return of the remaining stocks in the cap weighted S&P 500 Index.

The Consumer Discretionary, Telecommunication and Financial sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. This is primarily due to the differences in weighting of the CEMP Index's weightings of these sectors compared to those of the S&P 500 Index. Utilities, Health Care and Materials provided positive contributions to the Fund during this period.

While the Fund's broader stock exposure hurt relative performance during the first half of the period, it helped performance during the first six months of 2016 when the return of the Fund outperformed the S&P 500 Index 4.90% to 3.84%. Although the top ten stocks, by weighting, in the S&P 500 Index contributed 1.39% to the overall 3.84%, the broader stock exposure of the Fund has shown to be more successful thus far in 2016.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the year ended June 30, 2016, compared to its benchmarks:

Year Ended June 30, 2016	One Year	Since Inception[1]
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF — Market	2.67%	4.38%
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF — NAV	2.79%	4.47%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index[2]	3.19%	5.00%
S&P 500 Index[2]	3.99%	5.33%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 0.60%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 1, 2014.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest direclty in an index.

Victory Funds

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF (continued)

The CEMP US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. The CEMP US Large Cap 500 Long/Cash Volatility Weighted Index is based on the month-end price of the CEMP US Large Cap 500 Volatility Weighted Index. The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP Developed Enhanced Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Developed Enhanced Volatility Wtd Index ETF is designed to track the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016, the Fund returned -15.96% compared to the MSCI EAFE Index return of -10.16%.

The Fund's underperformance to the MSCI EAFE Index was primarily due to the implementation of the Long/Cash feature of the Fund's underlying index, the CEMP International 500 Long/Cash Volatility Weighted Index, which was triggered when the market declined more than 12% below its all-time daily high value ending September 2015 and again ending in January 2016. As a result, the Fund held a 75% cash position in October and again during February and March. Though marked by high volatility and uncertainty, these months happened to be a strong rebound months for stock markets across the developed countries, and the MSCI EAFE Index benefited. When the Fund returned to full investment in November and in April, it had missed much of the upswing in the markets, leading to the Fund's underperformance.

Japan, Switzerland, Germany and Spain provided a positive contribution to the Fund. Hong Kong and France provided a negative impact to the Fund's performance over the same period. While Canada had a negative impact during calendar year 2015, its strong recovery during the first six months of 2016 has proven to help broaden the diversification of the Fund and has contributed positively during the more recent period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the year ended June 30, 2016, compared to its benchmarks:

Year Ended June 30, 2016	One Year	Since Inception[1]
Victory CEMP Developed Enhanced Volatility Wtd Index ETF — Market	–16.11%	–8.17%
Victory CEMP Developed Enhanced Volatility Wtd Index ETF — NAV	–15.96%	–8.55%
CEMP International 500 Long/Cash Volatility Weighted Index[2]	–15.04%	–7.58%
MSCI EAFE Index[2]	–10.16%	–5.00%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.41%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is September 30, 2014.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP Developed Enhanced Volatility Wtd Index ETF (continued)

The CEMP International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. The CEMP International 500 Long/Cash Volatility Weighted Index is based on the month-end price of the CEMP International 500 Volatility Weighted Index. The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF is designed to track the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016, the Fund returned 12.89% compared to the S&P 500 Index's return of 3.99%. This outperformance was primarily due to the strong demand for dividend paying stocks and the performance of the Utilities and Consumer Staples sectors. With fixed income yields being at historical lows, we believe investors are searching and moving toward income producing equities. The Consumer Discretionary and Energy sectors provided a negative contribution to Fund's performance relative to the S&P 500 Index during the period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the year ended June 30, 2016, compared to its benchmarks:

Year Ended June 30, 2016	One Year	Since Inception[1]
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF — Market	12.57%	8.06%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF — NAV	12.89%	8.25%
CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index[2]	13.46%	8.83%
S&P 500 Index[2]	3.99%	5.33%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 0.55%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 1, 2014.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF (continued)

The CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure ot the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. The CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index is based on the month-end price of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index. The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US Small Cap Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US Small Cap Volatility Wtd Index ETF is designed to track the performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.

Since its inception on July 7, 2015 through the fiscal period ended June 30, 2016, the Fund returned -0.86% compared to the Russell 2000 Index's return of -6.30% over the same period. The Fund's additional performance relative to the Russell 2000 Index was primarily due to broader risk-weighted diversification resulting in strong outperformance across a wider range of stocks within many sectors including Health Care, Technology, Consumer Discretionary, and Energy to name a few. Financials and Materials were the only sectors that provided a negative contribution to the Fund since inception.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP US Small Cap Volatility Wtd Index ETF — Market	–1.68%
Victory CEMP US Small Cap Volatility Wtd Index ETF — NAV	–0.86%
CEMP US Small Cap 500 Volatility Weighted Index[2]	–0.70%
Russell 2000 Index[2]	–6.30%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.05%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 7, 2015.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP US Small Cap Volatility Wtd Index ETF (continued)

The CEMP US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less or market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). The Russell 2000 Index measures the performance of the small-cap segement of the U.S. uquity universe. The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP International Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP International Volatility Wtd Index ETF is designed to track the performance of the CEMP International 500 Volatility Weighted Index before expenses.

Since the Fund's inception on August 19, 2015 through the fiscal period ended June 30, 2016, the Fund returned -6.58% compared to the MSCI EAFE Index of -8.85%. The Fund's additional performance for the period was due to the positive impacts of Japan, Switzerland, Germany and Spain to name a few. Hong Kong and France have provided the most negative impact to the Fund's performance over the same period. While Canada had a negative impact during calendar year 2015, its strong recovery during the first six months of 2016 has proven to help broaden the diversification of the Fund more recently and strengthen the Fund's performance relative to the MSCI EAFE Index.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP International Volatility Wtd Index ETF — Market	–6.91%
Victory CEMP International Volatility Wtd Index ETF — NAV	–6.58%
CEMP International 500 Volatility Weighted Index[2]	–6.21%
MSCI EAFE Index[2]	–8.85%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.15%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is August 19, 2015.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP International Volatility Wtd Index ETF (continued)

The CEMP International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP Emerging Market Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Emerging Market Volatility Wtd Index ETF is designed to track the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

Since its inception of March 23, 2016 through the fiscal period ended June 30, 2016, the Fund returned 1.56% compared to the MSCI Emerging Market Index of 2.58% over the same period. This underperformance was primarily due to the negative performance impact of Malaysia, Turkey and Brazil. India, Mexico and Philippines provided a positive contribution to the Fund during this same period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP Emerging Market Volatility Wtd Index ETF — Market	2.14%
Victory CEMP Emerging Market Volatility Wtd Index ETF — NAV	1.56%
CEMP Emerging Market 500 Volatility Weighted Index[2]	2.22%
MSCI Emerging Markets Index[2]	2.58%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.20%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is March 22, 2016.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP Emerging Market Volatility Wtd Index ETF (continued)

The CEMP Emerging Market 500 Volatility Weighted Index consists of 500 of the largest Emerging Market country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). MSCI Emerging Market Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US Large Cap High Div Volatility Wtd Index ETF is designed to track the performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before expenses.

Since its inception on July 7, 2015 through the fiscal period ended June 30, 2016, the Fund has returned 10.62% compared to the S&P 500 Index's return of 3.05%. This outperformance was primarily due to the strong demand for dividend paying stocks and the performance of the Utilities and Consumer Staples sectors. With fixed income yields being at historical lows, we believe investors are searching and moving toward income producing equities. The Consumer Discretionary and Energy sectors provided a negative contribution to performance relative to the S&P 500 Index since the Fund's inception.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF — Market	10.54%
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF — NAV	10.62%
CEMP US Large Cap High Dividend 100 Volatility Weighted Index[2]	11.03%
S&P 500 Index[2]	3.05%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.05%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 7, 2015.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF (continued)

The CEMP US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US Small Cap High Div Volatility Wtd Index ETF is designed to track the performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before expenses.

Since its inception on July 7, 2015 through the fiscal period ended June 30, 2016, the Fund returned 4.15% compared to -6.30% for the Russell 2000 Index over the same period. The Fund's additional performance relative to the Russell 2000 Index was primarily due to the broader risk-weighted diversification resulting in strong outperformance across a wide range of quality, income producing stocks within many small cap sectors, including Health Care, Technology, Utilities, and Consumer Discretionary to name a few. Materials, Industrials and Telecommunications provided a negative contribution to the Fund over the same period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF — Market	3.66%
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF — NAV	4.15%
CEMP US Small Cap High Dividend 100 Volatility Weighted Index[2]	4.48%
Russell 2000 Index[2]	–6.30%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.05%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is July 7, 2015.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF (continued)

The CEMP US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

Victory CEMP International High Div Volatility Wtd Index ETF

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP International High Div Volatility Wtd Index ETF is designed to track the performance of the CEMP International High Dividend 100 Volatility Weighted Index before expenses.

Since the its inception on August 19, 2015 through the fiscal period ended June 30, 2016, the Fund returned -9.63% compared to the MSCI EAFE Index of -8.85%. This underperformance was primarily due to the high dividend focus of the Fund's United Kingdom holdings and the overweighting of Hong Kong compared to the MSCI EAFE Index. Japan and Italy both provided a positive contribution over the same period.

During the first six months of 2016, the Fund outperformed the MSCI EAFE Index -3.01% compared to -4.42%. This outperformance was primarily due to the broader stock market exposure of the Fund compared to the MSCI EAFE Index even though the CEMP Index has a high-dividend focus and may only represent a smaller segment of the market. Canada provided a positive contribution during this period. The MSCI EAFE Index does not have an exposure to Canada.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmarks:

Period Ended June 30, 2016	Cumulative Return Since Inception[1]
Victory CEMP International High Div Volatility Wtd Index ETF — Market	–9.05%
Victory CEMP International High Div Volatility Wtd Index ETF — NAV	–9.63%
CEMP International High Dividend 100 Volatility Weighted Index[2]	–8.67%
MSCI EAFE Index[2]	–8.85%

*The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015 is 1.15%. For performance information current to the most recent month-end, please call 1-866-376-7890.

1Inception date is August 19, 2015.

2Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Victory Funds

Victory CEMP International High Div Volatility Wtd Index ETF (continued)

The CEMP International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Market countries around the world.

Portfolio Holdings:

(As a Percentage of Total Investments)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The fund may trade at a premium or discount to NAV.

Diversification does not assure a profit nor protect against loss in a declining market.

Investments involve risk including possible loss of principal. ETFs have the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Funds are new exchange traded funds ("ETFs") and have a limited history of operations for investors to evaluate. The Funds are not actively managed and do not, therefore, seek returns in excess of their respective Index. The Funds' returns may not match the returns of their respective Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. The Victory CEMP US 500 Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF and Victory CEMP Emerging Market Volatility Wtd Index ETF may invest in Small Cap companies. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Small-sized companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies. The Victory CEMP US 500 Volatility Wtd Index ETF and the Victory CEMP US 500 Enhanced Volatility Wtd Index ETF may invest in medium cap companies which involves additional risks such as limited liquidity and greater volatility than large cap companies. Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, Victory CEMP Developed Enhanced Volatility Wtd Index ETF, and the Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF may invest, directly or indirectly, in "junk bonds". Such securities are speculative investments that carry greater risks than higher quality debt securities. In general the price of a fixed income security falls when interest rates rise. The Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, and Victory CEMP International High Div Volatility Wtd Index ETF high dividend strategies may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. Victory CEMP Developed Enhanced Volatility Wtd Index ETF may invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. Victory CEMP International High Div Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF and Victory CEMP Emerging Market Volatility Wtd Index ETF special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. These risks are greater in emerging markets.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Funds' Schedule of Investments for more information.

Victory CEMP ETFs are distributed by Quasar Distributors, LLC.

Victory Capital Management Inc., not an affiliate of Quasar Distributors, LLC., is the investment advisor to the Funds and receives a fee from the Funds for its services.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (3.3%):
B/E Aerospace, Inc.	1,807	$83,438
General Dynamics Corporation	862	120,025
Honeywell International, Inc.	949	110,388
Huntington Ingalls Industries, Inc.	796	133,752
Lockheed Martin Corporation	597	148,158
Northrop Grumman Corporation	562	124,921
Raytheon Company	852	115,829
Rockwell Collins, Inc.	1,376	117,153
Spirit AeroSystems Holdings, Inc. — Class A (a)	1,492	64,156
Textron, Inc.	3,424	125,182
The Boeing Company	666	86,493
TransDigm Group, Inc. (a)	454	119,715
United Technologies Corporation	1,053	107,985
		1,457,195
Air Freight & Logistics (0.7%):
CH Robinson Worldwide, Inc.	751	55,762
Expeditors International of Washington, Inc.	2,096	102,788
United Parcel Service, Inc. — Class B	1,239	133,465
		292,015
Airlines (0.9%):
Alaska Air Group, Inc.	1,179	68,724
American Airlines Group, Inc.	1,584	44,843
Delta Air Lines, Inc.	1,603	58,397
JetBlue Airways Corporation (a)	6,178	102,308
Southwest Airlines Company	1,748	68,539
United Continental Holdings, Inc. (a)	1,147	47,073
		389,884
Auto Components (0.9%):
BorgWarner, Inc.	3,599	106,243
Gentex Corporation	7,403	114,376
Johnson Controls, Inc.	2,322	102,772
Lear Corporation	819	83,341
		406,732
Automobiles (0.6%):
Ford Motor Company	6,597	82,924
General Motors Company	2,769	78,363
Harley-Davidson, Inc.	2,123	96,172
		257,459
Banks (4.2%):
Bank of America Corporation	5,412	71,817
BB&T Corporation	2,746	97,785
CIT Group, Inc.	2,157	68,830
Citigroup, Inc.	1,739	73,716
Citizens Financial Group, Inc.	3,623	72,388

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Banks (continued)
Comerica, Inc.	2,882	$118,537
Commerce Bancshares, Inc.	2,030	97,237
East West Bancorp, Inc.	2,700	92,286
Fifth Third Bancorp	6,546	115,144
First Republic Bank	1,206	84,408
Huntington Bancshares, Inc.	9,780	87,433
JPMorgan Chase & Company	1,422	88,363
KeyCorp	5,105	56,410
M&T Bank Corporation	780	92,219
People's United Financial, Inc.	4,457	65,340
PNC Financial Services Group, Inc.	1,114	90,669
Regions Financial Corporation	12,900	109,779
Signature Bank (a)	634	79,199
SunTrust Banks, Inc.	2,237	91,896
SVB Financial Group (a)	285	27,121
U.S. Bancorp	2,345	94,574
Wells Fargo & Company	1,962	92,861
		1,868,012
Beverages (2.0%):
Brown-Forman Corporation — Class B	1,182	117,916
Coca-Cola European Partners PLC (a)	1,319	47,075
Constellation Brands, Inc. — Class A	708	117,103
Dr Pepper Snapple Group, Inc.	1,273	123,010
Molson Coors Brewing Company — Class B	874	88,388
Monster Beverage Corporation (a)	555	89,194
PepsiCo, Inc.	1,426	151,071
The Coca-Cola Company	3,470	157,295
		891,052
Biotechnology (0.7%):
AbbVie, Inc.	1,114	68,968
Amgen, Inc.	526	80,031
Biogen, Inc. (a)	197	47,638
Gilead Sciences, Inc.	883	73,660
Regeneron Pharmaceuticals, Inc. (a)	161	56,226
Shire PLC (b)	1	178
		326,701
Building Products (1.1%):
AO Smith Corporation	1,463	128,905
Fortune Brands Home & Security, Inc.	1,435	83,187
Lennox International, Inc.	728	103,813
Masco Corporation	2,821	87,281
Owens Corning	2,065	106,389
		509,575
Capital Markets (2.6%):
Affiliated Managers Group, Inc. (a)	534	75,171
Ameriprise Financial, Inc.	910	81,763
BlackRock, Inc.	250	85,633

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Capital Markets (continued)
Charles Schwab Corporation	2,473	$62,592
Franklin Resources, Inc.	2,273	75,850
Invesco Ltd.	2,002	51,131
Morgan Stanley	2,832	73,575
Northern Trust Corporation	419	27,763
Raymond James Financial, Inc.	2,290	112,897
SEI Investments Company	1,874	90,158
State Street Corporation	1,300	70,096
T. Rowe Price Group, Inc.	1,371	100,042
TD Ameritrade Holding Corporation	2,494	71,017
The Bank of New York Mellon Corporation	2,284	88,733
The Goldman Sachs Group, Inc.	560	83,205
		1,149,626
Chemicals (3.2%):
Air Products & Chemicals, Inc.	692	98,292
Albemarle Corporation	1,972	156,399
CF Industries Holdings, Inc.	2,402	57,888
Eastman Chemical Company	1,339	90,918
Ecolab, Inc.	862	102,233
International Flavors & Fragrances, Inc.	416	52,445
LyondellBasell Industries NV — Class A	801	59,610
NewMarket Corporation	187	77,489
PPG Industries, Inc.	899	93,631
Praxair, Inc.	1,022	114,863
The Dow Chemical Company	1,367	67,954
The Mosaic Company	2,527	66,157
The Sherwin-Williams Company	306	89,863
The Valspar Corporation	1,004	108,462
W.R. Grace & Company	1,603	117,356
Westlake Chemical Corporation	2,257	96,870
		1,450,430
Commercial Services & Supplies (1.5%):
Cintas Corporation	568	55,738
Copart, Inc. (a)	2,142	104,979
KAR Auction Services, Inc.	2,062	86,068
Republic Services, Inc.	2,920	149,825
Rollins, Inc.	3,748	109,704
Stericycle, Inc. (a)	612	63,722
Tyco International PLC	2,590	110,334
		680,370
Communications Equipment (1.3%):
Arista Networks, Inc. (a)	1,206	77,642
ARRIS International, Inc. (a)	4,953	103,815
Cisco Systems, Inc.	3,112	89,283
EchoStar Corporation — Class A (a)	2,062	81,862
F5 Networks, Inc. (a)	810	92,210
Juniper Networks, Inc.	3,220	72,418

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	1,188	$78,372
		595,602
Construction & Engineering (0.2%):
Jacobs Engineering Group, Inc. (a)	1,624	80,891
Construction Materials (0.2%):
Martin Marietta Materials, Inc.	444	85,248
Consumer Finance (0.7%):
American Express Company	1,499	91,079
Capital One Financial Corporation	1,028	65,288
Discover Financial Services	1,861	99,731
Synchrony Financial (a)	3,025	76,472
		332,570
Containers & Packaging (1.6%):
AptarGroup, Inc.	1,386	109,674
Avery Dennison Corporation	766	57,258
Ball Corporation	768	55,519
Bemis Company, Inc.	1,310	67,452
Crown Holdings, Inc. (a)	1,546	78,336
International Paper Company	2,012	85,269
Packaging Corporation of America	1,672	111,907
Sealed Air Corporation	1,819	83,619
Sonoco Products Company	1,544	76,675
		725,709
Distributors (0.4%):
Genuine Parts Company	1,199	121,399
LKQ Corporation (a)	2,298	72,846
		194,245
Diversified Consumer Services (0.3%):
Service Corporation International	2,359	63,787
ServiceMaster Global Holdings, Inc. (a)	2,320	92,336
		156,123
Diversified Financial Services (2.2%):
Berkshire Hathaway, Inc. — Class B (a)	920	133,207
CBOE Holdings, Inc.	1,237	82,409
CME Group, Inc.	973	94,770
FactSet Research Systems, Inc.	584	94,269
Intercontinental Exchange, Inc.	385	98,544
MarketAxess Holdings, Inc.	563	81,860
Moody's Corporation	945	88,556
MSCI, Inc.	1,180	91,002
Nasdaq, Inc.	1,789	115,695
S&P Global, Inc.	872	93,531
		973,843
Diversified Telecommunication Services (0.8%):
AT&T, Inc.	3,801	164,241

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.	2,210	$64,112
Verizon Communications, Inc.	2,481	138,539
		366,892
Electric Utilities (4.0%):
Alliant Energy Corporation	2,109	83,727
American Electric Power Company, Inc.	1,766	123,779
Duke Energy Corporation	1,469	126,026
Eversource Energy	2,001	119,860
Exelon Corporation	5,988	217,724
Great Plains Energy, Inc.	3,401	103,390
ITC Holdings Corporation	2,424	113,492
NextEra Energy, Inc.	1,067	139,137
OGE Energy Corporation	3,706	121,371
PG&E Corporation	1,988	127,073
Pinnacle West Capital Corporation	1,607	130,263
Southern Company	2,662	142,763
Westar Energy, Inc.	1,623	91,034
Xcel Energy, Inc.	3,151	141,102
		1,780,741
Electrical Equipment (1.5%):
Acuity Brands, Inc.	297	73,644
AMETEK, Inc.	2,563	118,487
Eaton Corporation PLC	1,471	87,863
Emerson Electric Company	1,922	100,252
Hubbell, Inc.	1,054	111,165
Rockwell Automation, Inc.	772	88,641
Sensata Technologies Holding NV (a)	2,649	92,424
		672,476
Electronic Equipment, Instruments & Components (2.1%):
Amphenol Corporation — Class A	1,654	94,824
Arrow Electronics, Inc. (a)	1,064	65,862
Avnet, Inc.	1,905	77,171
CDW Corporation	2,317	92,865
Corning, Inc.	4,346	89,006
Flextronics International Ltd. (a)	6,299	74,328
FLIR Systems, Inc.	3,028	93,717
IPG Photonics Corporation (a)	1,177	94,160
Keysight Technologies, Inc. (a)	4,730	137,596
Trimble Navigation Ltd. (a)	4,045	98,536
		918,065
Energy Equipment & Services (0.2%):
FMC Technologies, Inc. (a)	2,989	79,717
Food & Staples Retailing (2.0%):
Casey's General Stores, Inc.	697	91,662
Costco Wholesale Corporation	763	119,822
CVS Health Corporation	1,013	96,985

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Food & Staples Retailing (continued)
Rite Aid Corporation (a)	10,818	$81,027
Sprouts Farmers Market, Inc. (a)	2,749	62,952
Sysco Corporation	2,488	126,241
The Kroger Company	2,427	89,289
Walgreens Boots Alliance, Inc.	929	77,358
Wal-Mart Stores, Inc.	1,469	107,266
Whole Foods Market, Inc.	1,900	60,838
		913,440
Food Products (2.7%):
Archer-Daniels-Midland Company	2,118	90,841
Bunge Ltd.	2,330	137,820
Campbell Soup Company	1,933	128,602
General Mills, Inc.	2,092	149,201
Hormel Foods Corporation	2,359	86,339
Ingredion, Inc.	348	45,035
McCormick & Company, Inc.	858	91,523
Mead Johnson Nutrition Company	1,182	107,267
Pilgrim's Pride Corporation	3,030	77,204
Pinnacle Foods, Inc.	833	38,560
The WhiteWave Foods Company (a)	2,030	95,288
TreeHouse Foods, Inc. (a)	977	100,289
Tyson Foods, Inc. — Class A	1,103	73,669
		1,221,638
Gas Utilities (0.5%):
AGL Resources, Inc.	1,442	95,129
Atmos Energy Corporation	913	74,245
Questar Corporation	2,555	64,820
		234,194
Health Care Equipment & Supplies (3.5%):
Abbott Laboratories	2,149	84,477
Align Technology, Inc. (a)	1,118	90,055
Becton, Dickinson and Company	772	130,924
Danaher Corporation	1,333	134,633
DENTSPLY SIRONA, Inc.	1,296	80,404
Edwards Lifesciences Corporation (a)	894	89,159
Hologic, Inc. (a)	1,935	66,951
IDEXX Laboratories, Inc. (a)	1,078	100,103
Intuitive Surgical, Inc. (a)	171	113,101
ResMed, Inc.	1,195	75,560
St. Jude Medical, Inc.	1,627	126,906
Stryker Corporation	1,062	127,259
Teleflex, Inc.	544	96,457
The Cooper Companies, Inc.	375	64,339
Varian Medical Systems, Inc. (a)	989	81,325
West Pharmaceutical Services, Inc.	1,397	106,004
		1,567,657

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Health Care Providers & Services (3.9%):
Acadia Healthcare Company, Inc. (a)	1,769	$98,002
Aetna, Inc.	628	76,698
Anthem, Inc.	608	79,855
Cardinal Health, Inc.	1,165	90,882
Centene Corporation (a)	2,336	166,720
Cigna Corporation	606	77,562
Envision Healthcare Holdings, Inc. (a)	3,978	100,922
Express Scripts Holdings Company (a)	1,450	109,910
HCA Holdings, Inc. (a)	964	74,238
Henry Schein, Inc. (a)	400	70,720
Humana, Inc.	486	87,422
Laboratory Corporation of America Holdings (a)	780	101,610
McKesson Corporation	513	95,751
MEDNAX, Inc. (a)	970	70,257
Patterson Companies, Inc.	1,969	94,295
Quest Diagnostics, Inc.	768	62,523
UnitedHealth Group, Inc.	714	100,817
Universal Health Services, Inc. — Class B	599	80,326
VCA, Inc. — Class A (a)	1,493	100,942
		1,739,452
Health Care Technology (0.4%):
Cerner Corporation (a)	1,538	90,127
IMS Health Holdings, Inc. (a)	4,120	104,483
		194,610
Hotels, Restaurants & Leisure (2.7%):
Aramark	2,456	82,079
Carnival Corporation	1,643	72,621
Chipotle Mexican Grill, Inc. (a)	130	52,359
Darden Restaurants, Inc.	1,374	87,029
Domino's Pizza, Inc.	625	82,112
Hilton Worldwide Holdings, Inc.	3,518	79,261
Hyatt Hotels Corporation — Class A (a)	1,922	94,447
Las Vegas Sands Corporation	1,115	48,491
Marriott International, Inc. — Class A	1,140	75,764
McDonald's Corporation	978	117,693
Panera Bread Company — Class A (a)	253	53,621
Royal Caribbean Cruises Ltd.	837	56,205
Starbucks Corporation	1,575	89,964
Starwood Hotels & Resorts Worldwide, Inc.	1,182	87,409
Wyndham Worldwide Corporation	1,126	80,205
Yum! Brands, Inc.	800	66,336
		1,225,596
Household Durables (1.9%):
D.R. Horton, Inc.	3,020	95,070
Harman International Industries, Inc.	957	68,732
Leggett & Platt, Inc.	1,724	88,114
Lennar Corporation — Class A	1,494	68,873

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc. (a)	531	$100,762
Newell Rubbermaid, Inc.	1,785	86,697
NVR, Inc. (a)	43	76,555
PulteGroup, Inc.	5,168	100,724
Toll Brothers, Inc. (a)	2,893	77,851
Whirlpool Corporation	542	90,319
		853,697
Household Products (1.2%):
Church & Dwight Company, Inc.	1,318	135,609
Procter & Gamble Company	1,575	133,356
Spectrum Brands Holdings, Inc.	1,149	137,087
The Clorox Company	990	137,006
		543,058
Industrial Conglomerates (0.8%):
3M Company	690	120,833
Carlisle Companies, Inc.	1,442	152,391
Roper Technologies, Inc.	583	99,436
		372,660
Insurance (4.6%):
Aflac, Inc.	1,806	130,321
Alleghany Corporation (a)	121	66,499
American Financial Group, Inc.	1,014	74,965
AmTrust Financial Services, Inc.	2,919	71,515
Arthur J Gallagher & Company	1,481	70,496
Brown & Brown, Inc.	2,874	107,689
Cincinnati Financial Corporation	1,328	99,454
Erie Indemnity Company — Class A	782	77,684
Hartford Financial Services Group, Inc.	1,972	87,517
Lincoln National Corporation	1,960	75,989
Markel Corporation (a)	78	74,317
Marsh & McLennan Companies, Inc.	2,040	139,658
MetLife, Inc.	1,895	75,478
Old Republic International Corporation	2,855	55,073
Principal Financial Group, Inc.	997	40,987
Progressive Corporation	3,571	119,628
Prudential Financial, Inc.	1,031	73,552
Reinsurance Group of America, Inc.	746	72,355
The Allstate Corporation	1,577	110,311
The Travelers Companies, Inc.	1,128	134,277
Torchmark Corporation	1,198	74,060
Unum Group	2,249	71,496
W.R. Berkley Corporation	2,200	131,824
		2,035,145
Internet & Catalog Retail (0.4%):
Netflix, Inc. (a)	441	40,343
The Priceline Group, Inc. (a)	54	67,414

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (a)	1,397	$89,827
		197,584
Internet Software & Services (0.8%):
Akamai Technologies, Inc. (a)	1,076	60,180
Alphabet, Inc. — Class A (a)	100	70,353
eBay, Inc. (a)	2,949	69,036
Facebook, Inc. — Class A (a)	621	70,968
VeriSign, Inc. (a)	828	71,589
		342,126
IT Services (4.4%):
Alliance Data Systems Corporation (a)	217	42,515
Amdocs Ltd.	1,811	104,531
Automatic Data Processing, Inc.	1,235	113,459
Booz Allen Hamilton Holding Corporation	3,472	102,910
Broadridge Financial Solutions, Inc.	708	46,162
Cognizant Technology Solutions Corporation — Class A (a)	1,354	77,503
Fidelity National Information Services, Inc.	1,281	94,384
Fiserv, Inc. (a)	1,086	118,081
FleetCor Technologies, Inc. (a)	910	130,248
Gartner, Inc. (a)	968	94,293
Genpact Ltd. (a)	2,170	58,243
Global Payments, Inc.	1,408	100,503
International Business Machines Corporation	686	104,121
Jack Henry & Associates, Inc.	810	70,689
MasterCard, Inc. — Class A	1,082	95,281
Paychex, Inc.	2,182	129,829
Sabre Corporation	3,206	85,889
The Western Union Company	3,759	72,098
Total System Services, Inc.	2,086	110,787
Vantiv, Inc. — Class A (a)	1,887	106,804
Visa, Inc.	1,255	93,083
		1,951,413
Leisure Products (0.4%):
Hasbro, Inc.	1,028	86,342
Polaris Industries, Inc.	989	80,860
		167,202
Life Sciences Tools & Services (1.3%):
Agilent Technologies, Inc.	2,461	109,170
Bruker Corporation	1,979	45,002
Illumina, Inc. (a)	345	48,431
Mettler-Toledo International, Inc. (a)	150	54,738
PerkinElmer, Inc.	1,656	86,807
Quintiles Transnational Holdings, Inc. (a)	971	63,426
Thermo Fisher Scientific, Inc.	683	100,920
Waters Corporation (a)	607	85,375
		593,869

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Machinery (4.0%):
AGCO Corporation	1,473	$69,422
Allison Transmission Holdings, Inc.	4,443	125,426
Cummins, Inc.	783	88,041
Deere & Company	1,029	83,390
Dover Corporation	1,090	75,559
Flowserve Corporation	1,678	75,795
Graco, Inc.	1,202	94,946
IDEX Corporation	814	66,829
Illinois Tool Works, Inc.	1,109	115,513
Ingersoll-Rand PLC	1,569	99,914
Middleby Corporation (a)	788	90,817
Nordson Corporation	536	44,815
PACCAR, Inc.	1,640	85,067
Parker-Hannifin Corporation	852	92,059
Snap-on, Inc.	601	94,850
Stanley Black & Decker, Inc.	1,020	113,444
The Toro Company	947	83,525
WABCO Holdings, Inc. (a)	950	86,992
Wabtec Corporation	1,208	84,838
Xylem, Inc.	2,268	101,266
		1,772,508
Media (2.0%):
AMC Networks, Inc. — Class A (a)	1,143	69,060
CBS Corporation — Class B	1,520	82,749
Comcast Corporation — Class A	1,686	109,910
Discovery Communications, Inc. (a)	2,356	59,442
Omnicom Group, Inc.	1,435	116,938
Scripps Networks Interactive, Inc. — Class A	797	49,629
Sirius XM Holdings, Inc. (a)	28,791	113,725
TEGNA, Inc.	2,209	51,183
The Walt Disney Company	910	89,016
Time Warner, Inc.	1,163	85,527
Twenty-First Century Fox, Inc. — Class A	3,062	82,827
		910,006
Metals & Mining (0.2%):
Reliance Steel & Aluminum Company	971	74,670
Multiline Retail (0.8%):
Dollar General Corporation	1,256	118,064
Kohl's Corporation	1,325	50,244
Macy's, Inc.	2,017	67,791
Nordstrom, Inc.	1,475	56,124
Target Corporation	1,211	84,552
		376,775
Multi-Utilities (2.6%):
Ameren Corporation	1,552	83,156
CMS Energy Corporation	1,835	84,153
Consolidated Edison, Inc.	1,720	138,357

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Multi-Utilities (continued)
Dominion Resources, Inc.	1,872	$145,885
DTE Energy Company	1,359	134,704
Public Service Enterprise Group, Inc.	2,428	113,169
SCANA Corporation	744	56,291
Sempra Energy	1,119	127,589
TECO Energy, Inc.	4,500	124,380
WEC Energy Group, Inc.	2,034	132,820
		1,140,504
Oil, Gas & Consumable Fuels (1.9%):
Columbia Pipeline Group, Inc.	4,768	121,536
Exxon Mobil Corporation	1,029	96,459
Marathon Petroleum Corporation	1,406	53,372
ONEOK, Inc.	3,661	173,714
Phillips 66	881	69,899
Plains GP Holdings LP — Class A	10,845	113,113
Targa Resources Corporation	2,291	96,543
Tesoro Corporation	770	57,688
Valero Energy Corporation	920	46,920
		829,244
Personal Products (0.6%):
Coty, Inc. — Class A	1,998	51,928
Estee Lauder Companies, Inc.	1,008	91,748
Herbalife Ltd. (a)	2,065	120,865
		264,541
Pharmaceuticals (1.3%):
Eli Lilly and Company	1,034	81,428
Johnson & Johnson	1,204	146,045
Mallinckrodt PLC (a)	1,644	99,922
Merck & Company, Inc.	1,885	108,595
Mylan NV (a)	1,040	44,970
Pfizer, Inc.	3,492	122,953
		603,913
Professional Services (0.9%):
Equifax, Inc.	575	73,830
IHS, Inc. — Class A (a)	589	68,094
ManpowerGroup, Inc.	751	48,320
Nielsen Holdings PLC	1,828	95,001
Robert Half International, Inc.	902	34,420
Verisk Analytics, Inc. (a)	1,181	95,756
		415,421
Real Estate Management & Development (0.3%):
CBRE Group, Inc. — Class A (a)	3,452	91,409
Jones Lang LaSalle, Inc.	606	59,055
		150,464

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Road & Rail (1.4%):
AMERCO	271	$101,503
CSX Corporation	2,997	78,162
JB Hunt Transport Services, Inc.	928	75,103
Kansas City Southern	775	69,819
Norfolk Southern Corporation	977	83,172
Old Dominion Freight Line, Inc. (a)	1,835	110,669
Union Pacific Corporation	1,039	90,653
		609,081
Semiconductors & Semiconductor Equipment (2.6%):
Analog Devices, Inc.	1,252	70,913
Applied Materials, Inc.	4,006	96,024
Intel Corporation	2,835	92,988
KLA-Tencor Corporation	988	72,371
Lam Research Corporation	1,004	84,396
Linear Technology Corporation	1,498	69,702
Microchip Technology, Inc.	2,477	125,733
Micron Technology, Inc. (a)	8,389	115,433
NVIDIA Corporation	1,904	89,507
QUALCOMM, Inc.	1,160	62,141
Skyworks Solutions, Inc.	1,291	81,695
Texas Instruments, Inc.	1,445	90,529
Xilinx, Inc.	2,142	98,810
		1,150,242
Software (3.1%):
Activision Blizzard, Inc.	2,148	85,125
Adobe Systems, Inc. (a)	927	88,797
ANSYS, Inc. (a)	1,187	107,720
CA, Inc.	2,866	94,091
Cadence Design Systems, Inc. (a)	3,676	89,327
CDK Global, Inc.	1,996	110,758
Citrix Systems, Inc. (a)	1,370	109,723
Oracle Corporation	2,615	107,032
Red Hat, Inc. (a)	1,065	77,319
Symantec Corporation	2,888	59,320
Synopsys, Inc. (a)	2,412	130,441
Tyler Technologies, Inc. (a)	895	149,205
Ultimate Software Group, Inc. (a)	461	96,944
VMware, Inc. — Class A (a)	1,164	66,604
		1,372,406
Specialty Retail (4.4%):
Advance Auto Parts, Inc.	403	65,137
AutoNation, Inc. (a)	2,051	96,356
AutoZone, Inc. (a)	136	107,962
Bed Bath & Beyond, Inc.	1,363	58,909
Best Buy Company, Inc.	2,196	67,198
Burlington Stores, Inc. (a)	1,647	109,871
CarMax, Inc. (a)	1,577	77,320

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	1,092	$49,206
Foot Locker, Inc.	1,619	88,818
L Brands, Inc.	1,009	67,734
Lowe's Companies, Inc.	1,365	108,067
Michaels Companies, Inc. (a)	4,676	132,986
O'Reilly Automotive, Inc. (a)	356	96,512
Ross Stores, Inc.	1,349	76,475
Sally Beauty Holdings, Inc. (a)	3,756	110,464
Signet Jewelers Ltd.	615	50,682
The Gap, Inc.	2,519	53,453
The Home Depot, Inc.	819	104,578
The TJX Companies, Inc.	1,239	95,688
Tiffany & Company	1,521	92,233
Tractor Supply Company	1,347	122,820
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	460	112,074
Williams-Sonoma, Inc.	770	40,140
		1,984,683
Technology Hardware, Storage & Peripherals (1.0%):
Apple, Inc.	772	73,803
EMC Corporation	3,428	93,139
HP, Inc.	5,041	63,265
Seagate Technology PLC	2,678	65,236
Western Digital Corporation	3,084	145,773
		441,216
Textiles, Apparel & Luxury Goods (1.6%):
Carter's, Inc.	867	92,310
Coach, Inc.	1,727	70,358
Hanesbrands, Inc.	3,334	83,783
NIKE, Inc. — Class B	1,467	80,978
PVH Corporation	908	85,561
Ralph Lauren Corporation	1,215	108,888
Skechers U.S.A., Inc. — Class A (a)	2,344	69,664
Under Armour, Inc. — Class A (a)	1,312	52,651
VF Corporation	1,157	71,144
		715,337
Thrifts & Mortgage Finance (0.2%):
TFS Financial Corporation	4,234	72,909
Tobacco (0.9%):
Altria Group, Inc.	1,948	134,334
Philip Morris International, Inc.	1,385	140,882
Reynolds American, Inc.	2,088	112,606
		387,822
Trading Companies & Distributors (0.9%):
Fastenal Company	1,744	77,416
MSC Industrial Direct Company, Inc.	746	52,638
United Rentals, Inc. (a)	465	31,202

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	510	$115,897
Watsco, Inc.	859	120,853
		398,006
Water Utilities (0.4%):
American Water Works Company, Inc.	1,064	89,919
Aqua America, Inc.	2,120	75,599
		165,518
Total Common Stocks (Cost $43,971,844)		44,629,780
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (c)	30,969	30,969
Total Short-Term Investments (Cost $30,969)		30,969
Total Investments — 99.9% (Cost $44,002,813)		44,660,749
Other assets in excess of liabilities — 0.1%		28,325
NET ASSETS — 100.0%		$44,689,074

(a)  Non-income producing security.

(b)  American Depositary Receipt.

(c)  Annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (1.1%):
Astronics Corporation (a)	927	$30,832
Esterline Technologies Corporation (a)	545	33,812
Mercury Systems, Inc. (a)	3,022	75,127
Moog, Inc. — Class A (a)	1,096	59,096
National Presto Industries, Inc.	727	68,592
TASER International, Inc. (a)	1,587	39,485
		306,944
Air Freight & Logistics (0.6%):
Air Transport Services Group, Inc. (a)	3,784	49,041
Forward Air Corporation	1,302	57,978
Hub Group, Inc. (a)	1,346	51,646
		158,665
Airlines (0.8%):
Allegiant Travel Company	264	39,996
Hawaiian Holdings, Inc. (a)	863	32,760
SkyWest, Inc.	1,853	49,030
Virgin America, Inc. (a)	1,563	87,856
		209,642
Auto Components (1.8%):
American Axle & Manufacturing Holdings, Inc. (a)	2,368	34,289
Cooper Standard Holding, Inc. (a)	761	60,111
Cooper Tire & Rubber Company	1,418	42,285
Dorman Products, Inc. (a)	1,102	63,034
Drew Industries, Inc.	1,076	91,288
Gentherm, Inc. (a)	1,035	35,449
Metaldyne Performance Group, Inc.	2,431	33,426
Standard Motor Products, Inc.	1,364	54,260
Tenneco, Inc. (a)	902	42,042
Visteon Corporation	349	22,968
		479,152
Automobiles (0.3%):
Thor Industries, Inc.	1,130	73,156
Banks (13.9%):
Associated Banc-Corp	3,431	58,842
BancorpSouth, Inc.	2,835	64,326
Bank of Hawaii Corporation	1,089	74,923
Banner Corporation	1,500	63,810
BBCN Bancorp, Inc.	3,659	54,592
BNC Bancorp	2,867	65,110
Boston Private Financial Holdings, Inc.	5,563	65,532
Capital Bank Financial Corporation	2,147	61,834
Cathay General Bancorp	2,168	61,138
Chemical Financial Corporation	2,020	75,326
Columbia Banking System, Inc.	2,099	58,898
Community Bank Systems, Inc.	1,876	77,085
See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.	921	$58,695
CVB Financial Corporation	3,942	64,609
Eagle Bancorp, Inc. (a)	1,260	60,619
First Citizens BancShares, Inc.	250	64,727
First Financial Bancorp	3,768	73,288
First Financial Bankshares, Inc.	1,989	65,219
First Interstate BancSystem, Inc.	2,664	74,858
First Merchants Corporation	3,529	87,978
First Midwest Bancorp, Inc.	3,701	64,990
FNB Corporation	5,040	63,202
Fulton Financial Corporation	5,069	68,431
Glacier Bancorp, Inc.	2,344	62,303
Great Western Bancorp, Inc.	2,027	63,932
Hancock Holding Company	2,095	54,700
Hilltop Holdings, Inc. (a)	2,815	59,087
Home BancShares, Inc.	2,984	59,053
IBERIABANK Corporation	1,131	67,555
Independent Bank Corporation	1,424	65,077
International Bancshares Corporation	2,274	59,329
MB Financial, Inc.	1,986	72,052
NBT Bancorp, Inc.	2,710	77,587
Old National Bancorp	5,534	69,341
Opus Bank	1,510	51,038
Park National Corporation	692	63,512
Pinnacle Financial Partners, Inc.	1,200	58,620
PrivateBancorp, Inc.	1,385	60,982
Prosperity Bancshares, Inc.	1,105	56,344
Renasant Corporation	2,221	71,805
ServisFirst Bancshares, Inc.	1,544	76,258
Simmons First National Corporation — Class A	1,288	59,486
South State Corporation	1,080	73,494
Talmer Bancorp, Inc. — Class A	3,656	70,086
TCF Financial Corporation	4,790	60,593
Texas Capital Bancshares, Inc. (a)	1,174	54,896
Towne Bank	3,856	83,482
Trustmark Corporation	3,163	78,601
UMB Financial Corporation	1,268	67,470
Union Bankshares Corporation	2,962	73,191
United Bankshares, Inc.	1,879	70,481
United Community Banks, Inc.	3,430	62,735
Valley National Bancorp	7,707	70,288
WesBanco, Inc.	2,584	80,233
Westamerica Bancorporation	1,350	66,501
Wintrust Financial Corporation	1,445	73,695
		3,721,839
Beverages (0.5%):
Coca-Cola Bottling Company Consolidated	216	31,854
National Beverage Corporation (a)	1,036	65,071

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Beverages (continued)
The Boston Beer Company, Inc. — Class A (a)	283	$48,401
		145,326
Biotechnology (0.6%):
Insys Therapeutics, Inc. (a)	1,570	20,316
Ligand Pharmaceuticals, Inc. (a)	353	42,102
MiMedx Group, Inc. (a)	3,154	25,169
Myriad Genetics, Inc. (a)	1,268	38,801
Repligen Corporation (a)	1,025	28,044
		154,432
Building Products (1.8%):
AAON, Inc.	2,012	55,350
American Woodmark Corporation (a)	548	36,376
Apogee Enterprises, Inc.	980	45,423
Gibraltar Industries, Inc. (a)	1,460	46,092
Griffon Corporation	4,225	71,234
Patrick Industries, Inc. (a)	803	48,413
Simpson Manufacturing Company, Inc.	2,269	90,692
Trex Company, Inc. (a)	852	38,272
Universal Forest Products, Inc.	564	52,277
		484,129
Capital Markets (2.4%):
Artisan Partners Asset Management, Inc. — Class A	1,722	47,665
BGC Partners, Inc. — Class A	5,813	50,631
Cohen & Steers, Inc.	1,805	72,994
Evercore Partners, Inc.	1,155	51,039
Federated Investors, Inc. — Class B	2,350	67,633
Financial Engines, Inc.	1,559	40,331
Gamco Investors, Inc. — Class A	1,270	41,618
Janus Capital Group, Inc.	3,530	49,138
LPL Financial Holdings, Inc.	1,284	28,929
Moelis & Company — Class A	2,176	48,960
NorthStar Asset Management Group, Inc.	3,547	36,215
Stifel Financial Corporation (a)	1,541	48,464
Waddell & Reed Financial, Inc. — Class A	1,607	27,673
WisdomTree Investments, Inc.	2,237	21,900
		633,190
Chemicals (2.4%):
Balchem Corporation	844	50,345
Calgon Carbon Corporation	2,943	38,700
Chemtura Corporation (a)	2,156	56,875
FutureFuel Corporation	2,668	29,028
HB Fuller Company	1,686	74,167
Huntsman Corporation	2,108	28,353
Innospec, Inc.	1,352	62,178
Minerals Technologies, Inc.	830	47,144
PolyOne Corporation	1,796	63,291
Quaker Chemical Corporation	662	59,050

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Chemicals (continued)
Sensient Technologies Corporation	1,192	$84,680
Stepan Company	862	51,315
		645,126
Commercial Services & Supplies (4.0%):
ABM Industries, Inc.	2,630	95,942
Deluxe Corporation	1,028	68,228
G&K Services, Inc. — Class A	1,053	80,628
Healthcare Services Group, Inc.	2,168	89,712
Herman Miller, Inc.	2,194	65,579
HNI Corporation	1,543	71,734
Interface, Inc.	2,489	37,957
Knoll, Inc.	2,761	67,037
Matthews International Corporation — Class A	1,547	86,075
McGrath RentCorp	2,228	68,155
MSA Safety, Inc.	1,115	58,571
Multi-Color Corporation	728	46,155
Steelcase, Inc. — Class A	2,850	38,674
Team, Inc. (a)	1,549	38,462
UniFirst Corporation	671	77,648
US Ecology, Inc.	1,227	56,381
West Corporation	1,872	36,804
		1,083,742
Communications Equipment (1.6%):
ADTRAN, Inc.	3,236	60,351
CalAmp Corporation (a)	2,263	33,515
Finisar Corporation (a)	2,516	44,055
Infinera Corp. (a)	2,322	26,192
InterDigital, Inc.	1,144	63,698
NETGEAR, Inc. (a)	959	45,591
Plantronics, Inc.	995	43,780
Polycom, Inc. (a)	4,621	51,986
Ubiquiti Networks, Inc. (a)	1,266	48,944
		418,112
Construction & Engineering (1.1%):
Comfort Systems USA, Inc.	1,512	49,246
Dycom Industries, Inc. (a)	615	55,202
EMCOR Group, Inc.	1,615	79,555
KBR, Inc.	3,057	40,475
Primoris Services Corporation	1,768	33,468
Tutor Perini Corporation (a)	2,024	47,665
		305,611
Construction Materials (0.2%):
Eagle Materials, Inc.	714	55,085
Consumer Finance (0.6%):
First Cash Financial Services, Inc.	837	42,963
Nelnet, Inc. — Class A	1,436	49,901

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Consumer Finance (continued)
PRA Group, Inc. (a)	1,086	$26,216
SLM Corporation (a)	7,818	48,316
		167,396
Containers & Packaging (0.2%):
Greif, Inc. — Class A	1,393	51,917
Distributors (0.2%):
Core-Mark Holding Company, Inc.	1,256	58,856
Diversified Consumer Services (0.2%):
Grand Canyon Education, Inc. (a)	1,350	53,892
Diversified Telecommunication Services (0.5%):
Cincinnati Bell, Inc (a)	10,992	50,233
Inteliquent, Inc.	2,167	43,102
Vonage Holdings Corporation (a)	7,509	45,805
		139,140
Electric Utilities (1.5%):
ALLETE, Inc.	1,388	89,706
El Paso Electric Company	1,794	84,802
MGE Energy, Inc.	1,535	86,751
Otter Tail Corporation	2,459	82,352
The Empire District Electric Company	1,585	53,843
		397,454
Electrical Equipment (0.7%):
AZZ, Inc.	1,037	62,199
Encore Wire Corporation	1,181	44,028
EnerSys	953	56,675
Generac Holdings, Inc. (a)	999	34,925
		197,827
Electronic Equipment, Instruments & Components (3.7%):
Anixter International, Inc. (a)	968	51,575
AVX Corporation	5,976	81,154
Badger Meter, Inc.	890	64,997
Benchmark Electronics, Inc. (a)	2,748	58,120
Coherent, Inc. (a)	485	44,513
ePlus, Inc. (a)	490	40,077
Fitbit, Inc. — Class A (a)	1,617	19,760
II-VI, Inc. (a)	2,441	45,793
Insight Enterprises, Inc. (a)	1,879	48,854
Littelfuse, Inc.	487	57,559
Methode Electronics, Inc.	1,078	36,900
MTS Systems Corporation	946	41,473
OSI Systems, Inc. (a)	507	29,472
Plexus Corporation (a)	1,175	50,760
QLogic Corporation (a)	2,298	33,872
Rofin-Sinar Technologies, Inc. (a)	1,967	62,826
Rogers Corporation (a)	757	46,253
Sanmina Corporation (a)	1,917	51,395

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc. (a)	1,113	$41,303
Tech Data Corporation (a)	639	45,912
VeriFone Systems, Inc. (a)	2,002	37,117
		989,685
Energy Equipment & Services (0.5%):
Dril-Quip, Inc. (a)	757	44,231
Oceaneering International, Inc.	1,432	42,760
Oil States International, Inc. (a)	1,109	36,464
		123,455
Food & Staples Retailing (1.2%):
Ingles Markets, Inc.	1,086	40,508
PriceSmart, Inc.	730	68,306
Smart & Final Stores, Inc. (a)	2,934	43,687
SpartanNash Company	1,416	43,302
SUPERVALU, Inc. (a)	5,807	27,409
United Natural Foods, Inc. (a)	799	37,393
Weis Markets, Inc.	1,335	67,484
		328,089
Food Products (2.1%):
B&G Foods, Inc.	1,592	76,734
Calavo Growers, Inc.	783	52,461
Cal-Maine Foods, Inc.	752	33,329
J&J Snack Foods Corporation	771	91,957
John B Sanfilippo & Son, Inc.	573	24,427
Lancaster Colony Corporation	646	82,436
Sanderson Farms, Inc.	567	49,125
Snyder's-Lance, Inc.	1,676	56,800
Tootsie Roll Industries, Inc.	2,702	104,108
		571,377
Gas Utilities (0.2%):
Chesapeake Utilities Corporation	917	60,687
Health Care Equipment & Supplies (3.2%):
Abaxis, Inc.	885	41,799
Analogic Corporation	785	62,360
Anika Therapeutics, Inc. (a)	989	53,060
Atrion Corporation	183	78,298
Cantel Medical Corporation	821	56,427
CONMED Corporation	1,243	59,328
Globus Medical, Inc. (a)	2,109	50,257
ICU Medical, Inc. (a)	522	58,856
Inogen, Inc. (a)	1,032	51,714
Masimo Corporation (a)	1,363	71,578
Meridian Bioscience, Inc.	3,257	63,512
Merit Medical Systems, Inc. (a)	1,845	36,586
Natus Medical, Inc. (a)	1,236	46,721
Neogen Corporation (a)	828	46,575

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (a)	1,195	$71,365
		848,436
Health Care Providers & Services (2.9%):
Aceto Corporation	1,520	33,273
Adeptus Health, Inc. — Class A (a)	350	18,081
Air Methods Corporation (a)	1,058	37,908
AMN Healthcare Services, Inc. (a)	863	34,494
Chemed Corporation	413	56,296
CorVel Corporation (a)	1,664	71,852
Diplomat Pharmacy, Inc. (a)	1,126	39,410
HealthEquity, Inc. (a)	1,688	51,290
LHC Group, Inc. (a)	1,194	51,676
Lifepoint Health, Inc. (a)	649	42,425
National HealthCare Corporation	1,223	79,177
Owens & Minor, Inc.	1,966	73,489
PharMerica Corporation (a)	1,407	34,697
Select Medical Holdings Corporation (a)	3,639	39,556
The Ensign Group, Inc.	2,135	44,856
US Physical Therapy, Inc.	1,097	66,050
		774,530
Health Care Technology (0.9%):
Computer Programs & Systems, Inc.	709	28,303
HealthStream, Inc. (a)	2,198	58,291
HMS Holdings Corporation (a)	2,039	35,907
Inovalon Holdings, Inc. — Class A (a)	1,750	31,517
Omnicell, Inc. (a)	1,947	66,646
Quality Systems, Inc.	2,256	26,869
		247,533
Hotels, Restaurants & Leisure (4.9%):
Biglari Holdings, Inc. (a)	167	67,358
BJ's Restaurants, Inc. (a)	1,276	55,927
Bloomin' Brands, Inc.	2,989	53,413
Bob Evans Farms, Inc.	1,380	52,371
Brinker International, Inc.	1,320	60,100
Buffalo Wild Wings, Inc. (a)	278	38,628
Choice Hotels International, Inc.	1,186	56,477
Dave & Buster's Entertainment, Inc. (a)	1,188	55,586
Denny's Corporation (a)	5,980	64,165
Diamond Resorts International, Inc. (a)	1,384	41,465
DineEquity, Inc.	751	63,670
Fiesta Restaurant Group, Inc. (a)	1,227	26,761
Interval Leisure Group, Inc.	2,989	47,525
Jack in The Box, Inc,	669	57,480
Krispy Kreme Doughnuts, Inc. (a)	3,721	77,992
Marriott Vacations Worldwide Corporation	630	43,149
Papa John's International, Inc.	878	59,704
Popeyes Louisiana Kitchen, Inc. (a)	1,151	62,891
Red Robin Gourmet Burgers, Inc. (a)	715	33,912

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ruth's Hospitality Group, Inc.	3,818	$60,897
Sonic Corporation	1,384	37,437
Texas Roadhouse, Inc.	1,413	64,433
The Cheesecake Factory, Inc.	1,390	66,915
Wendy's Company	6,230	59,933
		1,308,189
Household Durables (2.5%):
Cavco Industries, Inc. (a)	512	47,974
Ethan Allen Interiors, Inc.	1,624	53,657
Helen of Troy Ltd. (a)	548	56,356
Installed Building Products, Inc. (a)	1,444	52,403
iRobot Corporation (a)	1,500	52,620
KB Home	2,952	44,900
La-Z-Boy, Inc.	1,899	52,830
MDC Holdings, Inc.	2,338	56,907
Meritage Homes Corporation (a)	1,146	43,021
Taylor Morrison Home Corporation — Class A (a)	3,212	47,666
TRI Pointe Group, Inc. (a)	4,369	51,642
Tupperware Brands Corporation	809	45,531
Universal Electronics, Inc. (a)	933	67,437
		672,944
Household Products (0.3%):
WD-40 Company	727	85,386
Independent Power Producers & Energy Traders (0.3%):
Ormat Technologies, Inc.	1,665	72,860
Insurance (4.1%):
American Equity Investment Life Holding Company	3,033	43,220
American National Insurance Company	832	94,141
AMERISAFE, Inc.	1,349	82,586
Employers Holdings, Inc.	1,559	45,242
FBL Financial Group, Inc. — Class A	1,162	70,499
Horace Mann Educators Corporation	2,233	75,453
Kemper Corporation	1,545	47,864
Mercury General Corporation	1,394	74,105
National General Holdings Corporation	2,823	60,469
Navigators Group, Inc.	1,027	94,453
Primerica, Inc.	1,225	70,119
ProAssurance Corporation	2,220	118,881
RLI Corporation	1,112	76,483
Selective Insurance Group, Inc.	1,964	75,045
United Fire Group, Inc.	1,440	61,099
		1,089,659
Internet & Catalog Retail (0.4%):
HSN, Inc.	909	44,477
Lands' End, Inc. (a)	1,683	27,635
Nutrisystem, Inc.	1,655	41,971
		114,083

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Internet Software & Services (1.4%):
GrubHub, Inc. (a)	1,167	$36,259
LogMeIn, Inc. (a)	890	56,453
NIC, Inc.	3,140	68,891
Rackspace Hosting, Inc. (a)	1,484	30,956
Shutterstock, Inc. (a)	689	31,556
SPS Commerce, Inc. (a)	1,015	61,509
Web.com Group, Inc. (a)	2,634	47,886
WebMD Health Corporation (a)	853	49,568
		383,078
IT Services (3.1%):
CACI International, Inc. — Class A (a)	519	46,923
Cardtronics, Inc. (a)	1,607	63,975
Cass Information Systems, Inc.	1,220	63,074
Convergys Corporation	2,305	57,625
CSG Systems International, Inc.	1,481	59,699
ExlService Holdings, Inc. (a)	1,217	63,783
ManTech International Corporation — Class A	2,368	89,558
NeuStar, Inc. — Class A (a)	1,450	34,089
Perficient, Inc. (a)	2,230	45,291
Science Applications International Corporation	1,197	69,845
Sykes Enterprises, Inc. (a)	2,301	66,637
TeleTech Holdings, Inc.	2,429	65,899
Virtusa Corporation (a)	1,350	38,988
WEX, Inc. (a)	644	57,103
		822,489
Leisure Products (0.3%):
Smith & Wesson Holdings Corporation (a)	1,478	40,172
Sturm Ruger & Company, Inc.	551	35,270
		75,442
Life Sciences Tools & Services (0.6%):
Cambrex Corporation (a)	840	43,453
INC Research Holdings, Inc. (a)	951	36,262
Luminex Corporation (a)	2,360	47,743
PRA Health Sciences, Inc. (a)	869	36,289
		163,747
Machinery (5.4%):
Alamo Group, Inc.	894	58,977
Altra Industrial Motion Corporation	2,500	67,450
American Railcar Industries, Inc.	776	30,629
Astec Industries, Inc.	1,096	61,540
Barnes Group, Inc.	1,815	60,113
CLARCOR, Inc.	1,138	69,225
Crane Company	1,191	67,554
ESCO Technologies, Inc.	2,066	82,516
Federal Signal Corporation	3,269	42,105
Franklin Electric Company, Inc.	1,545	51,062
Greenbrier Companies, Inc.	1,142	33,266

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Machinery (continued)
Hillenbrand, Inc.	2,237	$67,199
Hyster-Yale Materials Handling, Inc.	899	53,482
John Bean Technologies Corporation	861	52,710
Mueller Industries, Inc.	2,433	77,564
Mueller Water Products, Inc.	6,086	69,502
Oshkosh Corporation	1,145	54,628
Proto Labs, Inc. (a)	676	38,911
RBC Bearings, Inc. (a)	919	66,627
Rexnord Corporation (a)	2,582	50,685
Standex International Corporation	821	67,839
Sun Hydraulics Corporation	1,779	52,819
Terex Corporation	1,183	24,027
Trinity Industries, Inc.	1,799	33,407
Wabash National Corporation (a)	3,666	46,558
Woodward, Inc.	1,145	65,998
		1,446,393
Marine (0.2%):
Matson, Inc.	1,273	41,105
Media (1.3%):
AMC Entertainment Holdings, Inc.	1,588	43,845
Entravision Communications Corporation — Class A	4,649	31,241
Gray Television, Inc. (a)	2,649	28,742
John Wiley & Sons, Inc. — Class A	1,367	71,330
Meredith Corporation	1,093	56,738
Nexstar Broadcasting Group, Inc. — Class A	804	38,254
Sinclair Broadcast Group, Inc. — Class A	1,439	42,969
Starz — Class A (a)	1,272	38,058
		351,177
Metals & Mining (0.3%):
Compass Minerals International, Inc.	924	68,552
Multi-Utilities (0.7%):
Avista Corporation	2,125	95,200
NorthWestern Corporation	1,453	91,641
		186,841
Oil, Gas & Consumable Fuels (0.3%):
Dorian LPG Ltd. (a)	3,526	24,858
SemGroup Corporation — Class A	1,085	35,328
Western Refining, Inc.	1,299	26,798
		86,984
Paper & Forest Products (1.4%):
Boise Cascade Company (a)	1,684	38,648
Clearwater Paper Corporation (a)	984	64,324
Domtar Corporation	1,546	54,126
KapStone Paper & Packaging Corporation — Class A	2,040	26,540
Neenah Paper, Inc.	1,052	76,133
PH Glatfelter Company	2,196	42,954

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	1,864	$65,762
		368,487
Personal Products (0.4%):
Inter Parfums, Inc.	1,656	47,312
Nu Skin Enterprises, Inc. — Class A	836	38,615
USANA Health Sciences, Inc. (a)	222	24,737
		110,664
Pharmaceuticals (0.6%):
Lannet Company, Inc. (a)	1,144	27,216
Phibro Animal Health Corporation — Class A	1,475	27,523
Prestige Brands Holdings, Inc. (a)	1,005	55,677
Sucampo Pharmaceuticals, Inc. — Class A (a)	1,914	20,997
Supernus Pharmaceuticals, Inc. (a)	1,618	32,959
		164,372
Professional Services (2.8%):
CEB, Inc.	845	52,119
Exponent, Inc.	1,549	90,477
FTI Consulting, Inc. (a)	1,173	47,718
Huron Consulting Group, Inc. (a)	645	38,971
ICF International, Inc. (a)	1,905	77,914
Insperity, Inc.	1,116	86,189
Kelly Services, Inc. — Class A	3,204	60,780
Korn/Ferry International	2,425	50,197
Mistras Group, Inc. (a)	1,215	29,002
Navigant Consulting, Inc. (a)	3,952	63,825
On Assignment, Inc. (a)	1,524	56,312
TrueBlue, Inc. (a)	1,600	30,272
WageWorks, Inc. (a)	1,006	60,169
		743,945
Real Estate Management & Development (0.2%):
HFF, Inc. — Class A	1,428	41,241
Road & Rail (1.0%):
Heartland Express, Inc.	2,858	49,701
Knight Transportation, Inc.	1,750	46,515
Landstar System, Inc.	1,081	74,222
Saia, Inc. (a)	1,267	31,852
Swift Transportation Company (a)	1,961	30,219
Werner Enterprises, Inc.	1,754	40,289
		272,798
Semiconductors & Semiconductor Equipment (2.7%):
Ambarella, Inc. (a)	670	34,043
Cabot Microelectronics Corporation	1,638	69,353
Cirrus Logic, Inc. (a)	877	34,019
Diodes, Inc. (a)	2,471	46,430
Entegris, Inc. (a)	4,299	62,206
Integrated Device Technology, Inc. (a)	1,527	30,738

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instrument, Inc.	2,913	$125,434
Monolithic Power Systems, Inc.	947	64,699
Photronics, Inc. (a)	5,227	46,572
Power Integrations, Inc.	1,124	56,279
Rambus, Inc. (a)	2,487	30,043
Silicon Laboratories, Inc. (a)	1,135	55,320
Synaptics, Inc. (a)	329	17,684
Tessera Technologies, Inc.	1,856	56,868
		729,688
Software (2.0%):
Aspen Technology, Inc. (a)	1,603	64,505
Blackbaud, Inc.	882	59,888
Ebix, Inc.	1,002	47,996
Ellie Mae, Inc. (a)	402	36,843
MicroStrategy, Inc. (a)	227	39,730
Monotype Imaging Holdings, Inc.	2,149	52,930
Paycom Software, Inc. (a)	942	40,704
Pegasystems, Inc.	1,897	51,124
Qualys, Inc. (a)	1,114	33,208
Synchronoss Technologies, Inc. (a)	1,233	39,283
TiVo, Inc. (a)	7,571	74,953
		541,164
Specialty Retail (3.6%):
Aaron's, Inc.	1,305	28,566
American Eagle Outfitters, Inc.	2,589	41,243
Asbury Automotive Group, Inc. (a)	682	35,969
Caleres, Inc.	1,758	42,561
CST Brands, Inc.	1,596	68,756
DSW, Inc. — Class A	1,879	39,797
Express, Inc. (a)	2,187	31,733
Five Below, Inc. (a)	1,262	58,569
Francesca's Holdings Corporation (a)	2,280	25,194
Genesco, Inc. (a)	679	43,666
GNC Holdings, Inc.	1,017	24,703
Guess?, Inc.	2,203	33,155
Hibbett Sports, Inc. (a)	1,268	44,114
Lithia Motors, Inc. — Class A	505	35,890
Mattress Firm Holding Corporation (a)	715	23,988
Monro Muffler Brake, Inc.	978	62,162
Murphy USA, Inc. (a)	856	63,481
Restoration Hardware Holdings, Inc. (a)	857	24,579
Sonic Automotive, Inc. — Class A	2,578	44,110
The Buckle, Inc.	1,626	42,260
The Cato Corporation — Class A	1,440	54,317
Tile Shop Holdings, Inc. (a)	2,822	56,101
Vitamin Shoppe, Inc. (a)	1,431	43,746
		968,660

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (0.3%):
Electronics For Imaging, Inc. (a)	1,643	$70,715
Super Micro Computer, Inc. (a)	889	22,091
		92,806
Textiles, Apparel & Luxury Goods (0.8%):
Fossil Group, Inc. (a)	487	13,894
G-III Apparel Group, Ltd. (a)	710	32,461
Movado Group, Inc.	1,176	25,496
Steven Madden Ltd. (a)	1,467	50,142
Tumi Holdings, Inc. (a)	1,911	51,100
Wolverine World Wide, Inc.	2,517	51,146
		224,239
Thrifts & Mortgage Finance (3.4%):
Astoria Financial Corporation	4,210	64,539
Beneficial Bancorp, Inc. (a)	6,723	85,517
BofI Holding, Inc. (a)	1,298	22,988
Capitol Federal Financial, Inc.	8,247	115,046
Essent Group Ltd. (a)	2,951	64,361
EverBank Financial Corporation	4,334	64,403
Flagstar Bancorp, Inc. (a)	2,922	71,326
LendingTree, Inc (a)	214	18,903
MGIC Investment Corporation (a)	6,469	38,491
Northwest Bancshares, Inc.	6,762	100,280
Provident Financial Services, Inc.	4,010	78,756
Radian Group, Inc.	4,732	49,307
Washington Federal, Inc.	3,286	79,718
WSFS Financial Corporation	2,199	70,786
		924,421
Tobacco (0.3%):
Vector Group Ltd.	3,692	82,775
Trading Companies & Distributors (1.5%):
Applied Industrial Technologies, Inc.	1,773	80,033
BMC Stock Holdings, Inc. (a)	2,919	52,017
GATX Corporation	1,083	47,620
Kaman Corporation	2,199	93,501
Rush Enterprises, Inc. — Class A (a)	2,393	51,569
Textainer Group Holdings Ltd.	1,602	17,846
WESCO International, Inc. (a)	988	50,872
		393,458
Water Utilities (0.8%):
American States Water Company	1,594	69,849
California Water Service Group	2,279	79,605
SJW Corporation	1,804	71,042
		220,496
Wireless Telecommunication Services (0.3%):
Shenandoah Telecommunications Company	1,733	67,691
Total Common Stocks (Cost $26,231,454)		26,800,259

See notes to financial statements.

Victory Portfolios II Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (b)	32,516	$32,516
Total Short-Term Investments (Cost $32,516)		32,516
Total Investments — 100.0% (Cost $26,263,970)		26,832,775
Other assets in excess of liabilities — 0.0% (c)		5,146
NET ASSETS — 100.0%		$26,837,921

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of June 30, 2016.

(c)  Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.8%):
Aerospace & Defense (3.3%):
B/E Aerospace, Inc.	5,720	$264,121
General Dynamics Corporation	2,730	380,125
Honeywell International, Inc.	3,006	349,658
Huntington Ingalls Industries, Inc.	2,520	423,436
Lockheed Martin Corporation	1,891	469,289
Northrop Grumman Corporation	1,778	395,214
Raytheon Company	2,701	367,201
Rockwell Collins, Inc.	4,355	370,785
Spirit AeroSystems Holdings, Inc. — Class A (a)	4,724	203,132
Textron, Inc.	10,842	396,383
The Boeing Company	2,110	274,026
TransDigm Group, Inc. (a)	1,438	379,186
United Technologies Corporation	3,332	341,697
		4,614,253
Air Freight & Logistics (0.7%):
CH Robinson Worldwide, Inc.	2,378	176,567
Expeditors International of Washington, Inc.	6,633	325,282
United Parcel Service, Inc. — Class B	3,922	422,478
		924,327
Airlines (0.9%):
Alaska Air Group, Inc.	3,732	217,538
American Airlines Group, Inc.	5,015	141,975
Delta Air Lines, Inc.	5,077	184,955
JetBlue Airways Corporation (a)	19,560	323,914
Southwest Airlines Company	5,534	216,988
United Continental Holdings, Inc. (a)	3,632	149,057
		1,234,427
Auto Components (0.9%):
BorgWarner, Inc.	11,396	336,410
Gentex Corporation	23,440	362,148
Johnson Controls, Inc.	7,349	325,267
Lear Corporation	2,594	263,965
		1,287,790
Automobiles (0.6%):
Ford Motor Company	20,884	262,512
General Motors Company	8,770	248,191
Harley-Davidson, Inc.	6,723	304,552
		815,255
Banks (4.2%):
Bank of America Corporation	17,137	227,408
BB&T Corporation	8,693	309,558
CIT Group, Inc.	6,830	217,945
Citigroup, Inc.	5,508	233,484
Citizens Financial Group, Inc.	11,469	229,151

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Banks (continued)
Comerica, Inc.	9,125	$375,311
Commerce Bancshares, Inc.	6,429	307,949
East West Bancorp, Inc.	8,550	292,239
Fifth Third Bancorp	20,723	364,517
First Republic Bank	3,816	267,082
Huntington Bancshares, Inc.	30,963	276,809
JPMorgan Chase & Company	4,500	279,630
KeyCorp	16,163	178,601
M&T Bank Corporation	2,473	292,383
People's United Financial, Inc.	14,112	206,882
PNC Financial Services Group, Inc.	3,523	286,737
Regions Financial Corporation	40,839	347,540
Signature Bank (a)	2,005	250,465
SunTrust Banks, Inc.	7,083	290,970
SVB Financial Group (a)	899	85,549
U.S. Bancorp	7,425	299,450
Wells Fargo & Company	6,213	294,061
		5,913,721
Beverages (2.0%):
Brown-Forman Corporation — Class B	3,741	373,202
Coca-Cola European Partners PLC (a)	4,176	149,041
Constellation Brands, Inc. — Class A	2,244	371,158
Dr Pepper Snapple Group, Inc.	4,029	389,322
Molson Coors Brewing Company — Class B	2,767	279,827
Monster Beverage Corporation (a)	1,757	282,368
PepsiCo, Inc.	4,513	478,107
The Coca-Cola Company	10,988	498,086
		2,821,111
Biotechnology (0.7%):
AbbVie, Inc.	3,523	218,109
Amgen, Inc.	1,664	253,177
Biogen, Inc. (a)	623	150,654
Gilead Sciences, Inc.	2,797	233,326
Regeneron Pharmaceuticals, Inc. (a)	512	178,806
Shire PLC (b)	1	166
		1,034,238
Building Products (1.1%):
AO Smith Corporation	4,632	408,125
Fortune Brands Home & Security, Inc.	4,545	263,474
Lennox International, Inc.	2,305	328,693
Masco Corporation	8,932	276,356
Owens Corning	6,538	336,838
		1,613,486
Capital Markets (2.6%):
Affiliated Managers Group, Inc. (a)	1,689	237,761
Ameriprise Financial, Inc.	2,882	258,948
BlackRock, Inc.	792	271,284

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Capital Markets (continued)
Charles Schwab Corporation	7,827	$198,101
Franklin Resources, Inc.	7,197	240,164
Invesco Ltd.	6,336	161,821
Morgan Stanley	8,967	232,963
Northern Trust Corporation	1,324	87,728
Raymond James Financial, Inc.	7,252	357,524
SEI Investments Company	5,932	285,388
State Street Corporation	4,115	221,881
T. Rowe Price Group, Inc.	4,339	316,617
TD Ameritrade Holding Corporation	7,894	224,782
The Bank of New York Mellon Corporation	7,230	280,885
The Goldman Sachs Group, Inc.	1,771	263,135
		3,638,982
Chemicals (3.2%):
Air Products & Chemicals, Inc.	2,190	311,068
Albemarle Corporation	6,243	495,132
CF Industries Holdings, Inc.	7,604	183,257
Eastman Chemical Company	4,239	287,828
Ecolab, Inc.	2,729	323,659
International Flavors & Fragrances, Inc.	1,314	165,656
LyondellBasell Industries NV — Class A	2,534	188,580
NewMarket Corporation	592	245,313
PPG Industries, Inc.	2,847	296,515
Praxair, Inc.	3,236	363,694
The Dow Chemical Company	4,329	215,195
The Mosaic Company	7,999	209,414
The Sherwin-Williams Company	968	284,273
The Valspar Corporation	3,176	343,103
W.R. Grace & Company	5,077	371,687
Westlake Chemical Corporation	7,147	306,749
		4,591,123
Commercial Services & Supplies (1.5%):
Cintas Corporation	1,799	176,536
Copart, Inc. (a)	6,783	332,435
KAR Auction Services, Inc.	6,527	272,437
Republic Services, Inc.	9,247	474,463
Rollins, Inc.	11,862	347,201
Stericycle, Inc. (a)	1,935	201,472
Tyco International PLC	8,201	349,363
		2,153,907
Communications Equipment (1.3%):
Arista Networks, Inc. (a)	3,666	236,017
ARRIS International, Inc. (a)	15,680	328,653
Cisco Systems, Inc.	9,851	282,625
EchoStar Corporation — Class A (a)	6,528	259,162
F5 Networks, Inc. (a)	2,566	292,113
Juniper Networks, Inc.	10,193	229,241

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	3,762	$248,179
		1,875,990
Construction & Engineering (0.2%):
Jacobs Engineering Group, Inc. (a)	5,145	256,272
Construction Materials (0.2%):
Martin Marietta Materials, Inc.	1,405	269,760
Consumer Finance (0.7%):
American Express Company	4,747	288,428
Capital One Financial Corporation	3,254	206,662
Discover Financial Services	5,894	315,859
Synchrony Financial (a)	9,575	242,056
		1,053,005
Containers & Packaging (1.6%):
AptarGroup, Inc.	4,390	347,381
Avery Dennison Corporation	2,427	181,418
Ball Corporation	2,432	175,809
Bemis Company, Inc.	4,148	213,581
Crown Holdings, Inc. (a)	4,899	248,232
International Paper Company	6,370	269,961
Packaging Corporation of America	5,292	354,194
Sealed Air Corporation	5,758	264,695
Sonoco Products Company	4,890	242,837
		2,298,108
Distributors (0.4%):
Genuine Parts Company	3,795	384,244
LKQ Corporation (a)	7,276	230,649
		614,893
Diversified Consumer Services (0.3%):
Service Corporation International	7,468	201,935
ServiceMaster Global Holdings, Inc. (a)	7,344	292,291
		494,226
Diversified Financial Services (2.2%):
Berkshire Hathaway, Inc. — Class B (a)	2,913	421,773
CBOE Holdings, Inc.	3,918	261,017
CME Group, Inc.	3,085	300,479
FactSet Research Systems, Inc.	1,847	298,143
Intercontinental Exchange, Inc.	1,219	312,015
MarketAxess Holdings, Inc.	1,782	259,103
Moody's Corporation	2,992	280,380
MSCI, Inc.	3,735	288,043
Nasdaq, Inc.	5,664	366,291
S&P Global, Inc.	2,761	296,145
		3,083,389
Diversified Telecommunication Services (0.8%):
AT&T, Inc.	12,030	519,816

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.	6,998	$203,012
Verizon Communications, Inc.	7,851	438,400
		1,161,228
Electric Utilities (4.0%):
Alliant Energy Corporation	6,677	265,077
American Electric Power Company, Inc.	5,591	391,873
Duke Energy Corporation	4,651	399,009
Eversource Energy	6,334	379,407
Exelon Corporation	18,959	689,349
Great Plains Energy, Inc.	10,768	327,347
ITC Holdings Corporation	7,673	359,250
NextEra Energy, Inc.	3,380	440,752
OGE Energy Corporation	11,729	384,125
PG&E Corporation	6,294	402,313
Pinnacle West Capital Corporation	5,090	412,595
Southern Company	8,427	451,940
Westar Energy, Inc.	5,140	288,303
Xcel Energy, Inc.	9,972	446,546
		5,637,886
Electrical Equipment (1.5%):
Acuity Brands, Inc.	938	232,586
AMETEK, Inc.	8,116	375,203
Eaton Corporation PLC	4,656	278,103
Emerson Electric Company	6,085	317,394
Hubbell, Inc.	3,336	351,848
Rockwell Automation, Inc.	2,445	280,735
Sensata Technologies Holding NV (a)	8,386	292,587
		2,128,456
Electronic Equipment, Instruments & Components (2.1%):
Amphenol Corporation — Class A	5,236	300,180
Arrow Electronics, Inc. (a)	3,367	208,417
Avnet, Inc.	6,029	244,235
CDW Corporation	7,335	293,987
Corning, Inc.	13,756	281,723
Flextronics International Ltd. (a)	19,942	235,315
FLIR Systems, Inc.	9,583	296,594
IPG Photonics Corporation (a)	3,724	297,920
Keysight Technologies, Inc. (a)	14,975	435,623
Trimble Navigation Ltd. (a)	12,807	311,978
		2,905,972
Energy Equipment & Services (0.2%):
FMC Technologies, Inc. (a)	9,462	252,352
Food & Staples Retailing (2.0%):
Casey's General Stores, Inc.	2,206	290,111
Costco Wholesale Corporation	2,418	379,723
CVS Health Corporation	3,206	306,942

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Food & Staples Retailing (continued)
Rite Aid Corporation (a)	34,250	$256,533
Sprouts Farmers Market, Inc. (a)	8,706	199,367
Sysco Corporation	7,878	399,730
The Kroger Company	7,682	282,621
Walgreens Boots Alliance, Inc.	2,942	244,980
Wal-Mart Stores, Inc.	4,652	339,689
Whole Foods Market, Inc.	6,014	192,568
		2,892,264
Food Products (2.7%):
Archer-Daniels-Midland Company	6,703	287,492
Bunge Ltd.	7,373	436,113
Campbell Soup Company	6,120	407,164
General Mills, Inc.	6,623	472,352
Hormel Foods Corporation	7,466	273,256
Ingredion, Inc.	1,103	142,739
McCormick & Company, Inc.	2,717	289,822
Mead Johnson Nutrition Company	3,741	339,496
Pilgrim's Pride Corporation	9,590	244,353
Pinnacle Foods, Inc.	2,639	122,159
The WhiteWave Foods Company (a)	6,428	301,730
TreeHouse Foods, Inc. (a)	3,095	317,702
Tyson Foods, Inc. — Class A	3,490	233,097
		3,867,475
Gas Utilities (0.5%):
AGL Resources, Inc.	4,567	301,285
Atmos Energy Corporation	2,889	234,934
Questar Corporation	8,092	205,294
		741,513
Health Care Equipment & Supplies (3.5%):
Abbott Laboratories	6,806	267,544
Align Technology, Inc. (a)	3,538	284,986
Becton, Dickinson and Company	2,446	414,817
Danaher Corporation	4,221	426,321
DENTSPLY SIRONA, Inc.	4,103	254,550
Edwards Lifesciences Corporation (a)	2,830	282,236
Hologic, Inc. (a)	6,127	211,994
IDEXX Laboratories, Inc. (a)	3,411	316,746
Intuitive Surgical, Inc. (a)	543	359,146
ResMed, Inc.	3,783	239,199
St. Jude Medical, Inc.	5,153	401,934
Stryker Corporation	3,361	402,749
Teleflex, Inc.	1,724	305,682
The Cooper Companies, Inc.	1,186	203,482
Varian Medical Systems, Inc. (a)	3,128	257,215
West Pharmaceutical Services, Inc.	4,423	335,617
		4,964,218
See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Health Care Providers & Services (3.9%):
Acadia Healthcare Company, Inc. (a)	5,602	$310,351
Aetna, Inc.	1,987	242,672
Anthem, Inc.	1,924	252,698
Cardinal Health, Inc.	3,689	287,779
Centene Corporation (a)	7,392	527,567
Cigna Corporation	1,918	245,485
Envision Healthcare Holdings, Inc. (a)	12,595	319,535
Express Scripts Holdings Company (a)	4,589	347,846
HCA Holdings, Inc. (a)	3,054	235,189
Henry Schein, Inc. (a)	1,264	223,475
Humana, Inc.	1,538	276,655
Laboratory Corporation of America Holdings (a)	2,467	321,376
McKesson Corporation	1,622	302,746
MEDNAX, Inc. (a)	3,071	222,433
Patterson Companies, Inc.	6,234	298,546
Quest Diagnostics, Inc.	2,431	197,908
UnitedHealth Group, Inc.	2,263	319,536
Universal Health Services, Inc. — Class B	1,895	254,119
VCA, Inc. — Class A (a)	4,726	319,525
		5,505,441
Health Care Technology (0.4%):
Cerner Corporation (a)	4,872	285,499
IMS Health Holdings, Inc. (a)	13,046	330,847
		616,346
Hotels, Restaurants & Leisure (2.7%):
Aramark	7,773	259,774
Carnival Corporation	5,203	229,972
Chipotle Mexican Grill, Inc. (a)	410	165,131
Darden Restaurants, Inc.	4,348	275,402
Domino's Pizza, Inc.	1,978	259,870
Hilton Worldwide Holdings, Inc.	11,139	250,962
Hyatt Hotels Corporation — Class A (a)	6,084	298,968
Las Vegas Sands Corporation	3,531	153,563
Marriott International, Inc. — Class A	3,606	239,655
McDonald's Corporation	3,100	373,054
Panera Bread Company — Class A (a)	803	170,188
Royal Caribbean Cruises Ltd.	2,651	178,015
Starbucks Corporation	4,990	285,029
Starwood Hotels & Resorts Worldwide, Inc.	3,742	276,721
Wyndham Worldwide Corporation	3,566	254,006
Yum! Brands, Inc.	2,532	209,953
		3,880,263
Household Durables (1.9%):
D.R. Horton, Inc.	9,561	300,980
Harman International Industries, Inc.	3,031	217,687
Leggett & Platt, Inc.	5,458	278,958
Lennar Corporation — Class A	4,730	218,053

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc. (a)	1,681	$318,987
Newell Rubbermaid, Inc.	5,648	274,323
NVR, Inc. (a)	135	240,346
PulteGroup, Inc.	16,359	318,837
Toll Brothers, Inc. (a)	9,162	246,549
Whirlpool Corporation	1,717	286,121
		2,700,841
Household Products (1.2%):
Church & Dwight Company, Inc.	4,173	429,360
Procter & Gamble Company	4,988	422,334
Spectrum Brands Holdings, Inc.	3,638	434,050
The Clorox Company	3,131	433,299
		1,719,043
Industrial Conglomerates (0.8%):
3M Company	2,184	382,462
Carlisle Companies, Inc.	4,565	482,429
Roper Technologies, Inc.	1,844	314,513
		1,179,404
Insurance (4.6%):
Aflac, Inc.	5,717	412,539
Alleghany Corporation (a)	385	211,588
American Financial Group, Inc.	3,208	237,167
AmTrust Financial Services, Inc.	9,244	226,478
Arthur J Gallagher & Company	4,691	223,292
Brown & Brown, Inc.	9,101	341,015
Cincinnati Financial Corporation	4,205	314,912
Erie Indemnity Company — Class A	2,477	246,065
Hartford Financial Services Group, Inc.	6,241	276,976
Lincoln National Corporation	6,207	240,645
Markel Corporation (a)	247	235,337
Marsh & McLennan Companies, Inc.	6,458	442,115
MetLife, Inc.	5,999	238,940
Old Republic International Corporation	9,038	174,343
Principal Financial Group, Inc.	3,157	129,784
Progressive Corporation	11,307	378,785
Prudential Financial, Inc.	3,261	232,640
Reinsurance Group of America, Inc.	2,361	228,993
The Allstate Corporation	4,996	349,470
The Travelers Companies, Inc.	3,570	424,973
Torchmark Corporation	3,794	234,545
Unum Group	7,122	226,408
W.R. Berkley Corporation	6,968	417,523
		6,444,533
Internet & Catalog Retail (0.4%):
Netflix, Inc. (a)	1,395	127,614
The Priceline Group, Inc. (a)	169	210,981

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (a)	4,422	$284,335
		622,930
Internet Software & Services (0.8%):
Akamai Technologies, Inc. (a)	3,406	190,498
Alphabet, Inc. — Class A (a)	316	222,315
eBay, Inc. (a)	9,337	218,579
Facebook, Inc. — Class A (a)	1,965	224,560
VeriSign, Inc. (a)	2,624	226,871
		1,082,823
IT Services (4.4%):
Alliance Data Systems Corporation (a)	685	134,205
Amdocs Ltd.	5,733	330,909
Automatic Data Processing, Inc.	3,912	359,395
Booz Allen Hamilton Holding Corporation	10,994	325,862
Broadridge Financial Solutions, Inc.	2,240	146,048
Cognizant Technology Solutions Corporation — Class A (a)	4,287	245,388
Fidelity National Information Services, Inc.	4,055	298,772
Fiserv, Inc. (a)	3,435	373,488
FleetCor Technologies, Inc. (a)	2,883	412,644
Gartner, Inc. (a)	3,066	298,659
Genpact Ltd. (a)	6,874	184,498
Global Payments, Inc.	4,460	318,355
International Business Machines Corporation	2,173	329,818
Jack Henry & Associates, Inc.	2,565	223,848
MasterCard, Inc. — Class A	3,425	301,606
Paychex, Inc.	6,910	411,145
Sabre Corporation	10,151	271,945
The Western Union Company	11,899	228,223
Total System Services, Inc.	6,604	350,738
Vantiv, Inc. — Class A (a)	5,975	338,185
Visa, Inc. — Class A	3,973	294,677
		6,178,408
Leisure Products (0.4%):
Hasbro, Inc.	3,253	273,220
Polaris Industries, Inc.	3,129	255,827
		529,047
Life Sciences Tools & Services (1.3%):
Agilent Technologies, Inc.	7,791	345,609
Bruker Corporation	6,263	142,420
Illumina, Inc. (a)	1,091	153,154
Mettler-Toledo International, Inc. (a)	476	173,702
PerkinElmer, Inc.	5,242	274,785
Quintiles Transnational Holdings, Inc. (a)	3,077	200,990
Thermo Fisher Scientific, Inc.	2,164	319,753
Waters Corporation (a)	1,921	270,189
		1,880,602

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Machinery (4.0%):
AGCO Corporation	4,664	$219,814
Allison Transmission Holdings, Inc.	14,066	397,083
Cummins, Inc.	2,481	278,964
Deere & Company	3,258	264,028
Dover Corporation	3,447	238,946
Flowserve Corporation	5,311	239,898
Graco, Inc.	3,806	300,636
IDEX Corporation	2,576	211,490
Illinois Tool Works, Inc.	3,507	365,289
Ingersoll-Rand PLC	4,966	316,235
Middleby Corporation (a)	2,496	287,664
Nordson Corporation	1,694	141,635
PACCAR, Inc.	5,192	269,309
Parker-Hannifin Corporation	2,700	291,735
Snap-on, Inc.	1,902	300,174
Stanley Black & Decker, Inc.	3,231	359,352
The Toro Company	3,001	264,688
WABCO Holdings, Inc. (a)	3,011	275,717
Wabtec Corporation	3,824	268,559
Xylem, Inc.	7,184	320,766
		5,611,982
Media (2.0%):
AMC Networks, Inc. — Class A (a)	3,619	218,660
CBS Corporation — Class B	4,811	261,911
Comcast Corporation — Class A	5,335	347,789
Discovery Communications, Inc. (a)	7,457	188,140
Omnicom Group, Inc.	4,543	370,209
Scripps Networks Interactive, Inc. — Class A	2,522	157,045
Sirius XM Holdings, Inc. (a)	91,148	360,034
TEGNA, Inc.	6,993	162,028
The Walt Disney Company	2,883	282,015
Time Warner, Inc.	3,685	270,995
Twenty-First Century Fox, Inc. — Class A	9,693	262,196
		2,881,022
Metals & Mining (0.2%):
Reliance Steel & Aluminum Company	3,078	236,698
Multiline Retail (0.8%):
Dollar General Corporation	3,975	373,650
Kohl's Corporation	4,194	159,036
Macy's, Inc.	6,387	214,667
Nordstrom, Inc.	4,672	177,770
Target Corporation	3,833	267,620
		1,192,743
Multi-Utilities (2.6%):
Ameren Corporation	4,917	263,453
CMS Energy Corporation	5,808	266,355
Consolidated Edison, Inc.	5,446	438,076

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Multi-Utilities (continued)
Dominion Resources, Inc.	5,927	$461,891
DTE Energy Company	4,304	426,612
Public Service Enterprise Group, Inc.	7,687	358,291
SCANA Corporation	2,357	178,331
Sempra Energy	3,542	403,859
TECO Energy, Inc.	14,246	393,759
WEC Energy Group, Inc.	6,439	420,467
		3,611,094
Oil, Gas & Consumable Fuels (1.9%):
Columbia Pipeline Group, Inc.	15,095	384,771
Exxon Mobil Corporation	3,256	305,217
Marathon Petroleum Corporation	4,454	169,074
ONEOK, Inc.	11,592	550,040
Phillips 66	2,790	221,359
Plains GP Holdings LP — Class A	34,333	358,093
Targa Resources Corporation	7,254	305,684
Tesoro Corporation	2,439	182,730
Valero Energy Corporation	2,914	148,614
		2,625,582
Personal Products (0.6%):
Coty, Inc. — Class A	6,326	164,413
Estee Lauder Companies, Inc.	3,189	290,263
Herbalife Ltd. (a)	6,538	382,669
		837,345
Pharmaceuticals (1.3%):
Eli Lilly and Company	3,272	257,670
Johnson & Johnson	3,812	462,396
Mallinckrodt PLC (a)	5,201	316,117
Merck & Company, Inc.	5,968	343,816
Mylan NV (a)	3,290	142,260
Pfizer, Inc.	11,058	389,352
		1,911,611
Professional Services (0.9%):
Equifax, Inc.	1,820	233,688
IHS, Inc. — Class A (a)	1,866	215,728
ManpowerGroup, Inc.	2,379	153,065
Nielsen Holdings PLC	5,786	300,699
Robert Half International, Inc.	2,858	109,061
Verisk Analytics, Inc. (a)	3,738	303,077
		1,315,318
Real Estate Management & Development (0.3%):
CBRE Group, Inc. — Class A (a)	10,929	289,400
Jones Lang LaSalle, Inc.	1,918	186,909
		476,309

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Road & Rail (1.4%):
AMERCO	855	$320,240
CSX Corporation	9,487	247,421
JB Hunt Transport Services, Inc.	2,940	237,934
Kansas City Southern	2,454	221,081
Norfolk Southern Corporation	3,095	263,478
Old Dominion Freight Line, Inc. (a)	5,810	350,401
Union Pacific Corporation	3,288	286,878
		1,927,433
Semiconductors & Semiconductor Equipment (2.6%):
Analog Devices, Inc.	3,962	224,408
Applied Materials, Inc.	12,682	303,987
Intel Corporation	8,975	294,380
KLA-Tencor Corporation	3,126	228,979
Lam Research Corporation	3,177	267,059
Linear Technology Corporation	4,741	220,599
Microchip Technology, Inc.	7,841	398,009
Micron Technology, Inc. (a)	26,558	365,438
NVIDIA Corporation	6,026	283,282
QUALCOMM, Inc.	3,670	196,602
Skyworks Solutions, Inc.	4,088	258,689
Texas Instruments, Inc.	4,575	286,624
Xilinx, Inc.	6,781	312,807
		3,640,863
Software (3.1%):
Activision Blizzard, Inc.	6,804	269,643
Adobe Systems, Inc. (a)	2,938	281,431
ANSYS, Inc. (a)	3,760	341,220
CA, Inc.	9,077	297,998
Cadence Design Systems, Inc. (a)	11,636	282,755
CDK Global, Inc.	6,319	350,641
Citrix Systems, Inc. (a)	4,338	347,430
Oracle Corporation	8,279	338,859
Red Hat, Inc. (a)	3,368	244,517
Symantec Corporation	9,144	187,818
Synopsys, Inc. (a)	7,636	412,955
Tyler Technologies, Inc. (a)	2,833	472,289
Ultimate Software Group, Inc. (a)	1,457	306,393
VMware, Inc. — Class A (a)	3,687	210,970
		4,344,919
Specialty Retail (4.4%):
Advance Auto Parts, Inc.	1,274	205,917
AutoNation, Inc. (a)	6,492	304,994
AutoZone, Inc. (a)	432	342,939
Bed Bath & Beyond, Inc.	4,316	186,537
Best Buy Company, Inc.	6,955	212,823
Burlington Stores, Inc. (a)	5,215	347,893
CarMax, Inc. (a)	4,996	244,954

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	3,456	$155,727
Foot Locker, Inc.	5,129	281,377
L Brands, Inc.	3,193	214,346
Lowe's Companies, Inc.	4,321	342,093
Michaels Companies, Inc. (a)	14,804	421,026
O'Reilly Automotive, Inc. (a)	1,126	305,259
Ross Stores, Inc.	4,272	242,180
Sally Beauty Holdings, Inc. (a)	11,891	349,714
Signet Jewelers Ltd.	1,948	160,535
The Gap, Inc.	7,976	169,251
The Home Depot, Inc.	2,593	331,100
The TJX Companies, Inc.	3,924	303,050
Tiffany & Company	4,815	291,982
Tractor Supply Company	4,264	388,791
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	1,455	354,496
Williams-Sonoma, Inc.	2,438	127,093
		6,284,077
Technology Hardware, Storage & Peripherals (1.0%):
Apple, Inc.	2,443	233,551
EMC Corporation	10,853	294,876
HP, Inc.	15,959	200,286
Seagate Technology PLC	8,479	206,548
Western Digital Corporation	9,764	461,459
		1,396,720
Textiles, Apparel & Luxury Goods (1.6%):
Carter's, Inc.	2,745	292,260
Coach, Inc.	5,465	222,644
Hanesbrands, Inc.	10,555	265,247
NIKE, Inc. — Class B	4,643	256,294
PVH Corporation	2,877	271,100
Ralph Lauren Corporation	3,847	344,768
Skechers U.S.A., Inc. — Class A (a)	7,420	220,522
Under Armour, Inc. — Class A (a)	4,154	166,700
VF Corporation	3,663	225,238
		2,264,773
Thrifts & Mortgage Finance (0.2%):
TFS Financial Corporation	13,406	230,851
Tobacco (0.9%):
Altria Group, Inc.	6,166	425,207
Philip Morris International, Inc.	4,387	446,246
Reynolds American, Inc.	6,612	356,585
		1,228,038
Trading Companies & Distributors (0.9%):
Fastenal Company	5,522	245,122
MSC Industrial Direct Company, Inc.	2,362	166,663
United Rentals, Inc. (a)	1,470	98,637

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	1,613	$366,554
Watsco, Inc.	2,721	382,817
		1,259,793
Water Utilities (0.4%):
American Water Works Company, Inc.	3,366	284,461
Aqua America, Inc.	6,710	239,278
		523,739
Total Common Stocks (Cost $138,560,040)		141,280,218
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (c)	82,545	82,545
Total Short-Term Investments (Cost $82,545)		82,545
Total Investments — 99.9% (Cost $138,642,585)		141,362,763
Other assets in excess of liabilities — 0.1%		107,282
NET ASSETS — 100.0%		$141,470,045

(a)  Non-income producing security.

(b)  American Depositary Receipt.

(c)  Annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Future, September 2016	$104,510	$206
			$206

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.3%)
Australia (4.5%):
Amcor Ltd.	7,499	$83,500
AMP Ltd.	20,325	78,217
Asciano Ltd.	10,437	69,043
Australia & New Zealand Banking Group Ltd.	3,582	64,436
Brambles Ltd.	8,693	80,328
Caltex Australia Ltd.	3,105	73,871
CIMIC Group Ltd.	2,627	70,042
Commonwealth Bank of Australia	1,385	76,819
CSL Ltd.	1,314	109,935
Insurance Australia Group Ltd.	19,632	79,797
Macquarie Group Ltd.	1,385	71,169
National Australia Bank Ltd.	3,582	67,935
Newcrest Mining Ltd. (a)	3,750	64,325
QBE Insurance Group Ltd.	8,407	65,396
Ramsay Health Care Ltd.	1,648	88,199
Suncorp Group Ltd.	9,123	82,872
Telstra Corporation Ltd.	25,770	106,859
TPG Telecom Ltd.	9,410	83,514
Wesfarmers Ltd.	3,154	94,323
Westpac Banking Corporation	2,866	62,842
		1,573,422
Austria (0.1%):
Erste Group Bank AG	2,122	47,828
Belgium (1.9%):
Ageas	2,408	82,801
Anheuser-Busch InBev SA/NV	620	80,915
Colruyt SA	1,859	102,275
Groupe Bruxelles Lambert SA	1,168	95,218
Proximus SADP	2,455	77,579
Solvay SA — Class A	667	61,718
Telenet Group Holding NV (a)	1,907	86,578
UCB SA	834	62,196
		649,280
Canada (10.3%):
Alimentation Couche-Tard, Inc. — Class B (a)	2,400	103,063
Bank of Montreal (a)	2,400	152,235
Bank of Nova Scotia (a)	2,400	117,608
BCE, Inc.	2,400	113,577
Brookfield Asset Management, Inc. — Class A (a)	2,400	79,396
Canadian National Railway Company (a)	2,400	141,721
Canadian Utilities Ltd. — Class A (a)	2,400	69,532
CGI Group, Inc. — Class A (a)	2,400	102,524
CI Financial Corporation (a)	4,800	100,128
Fortis, Inc.	2,400	81,124
Gildan Activewear, Inc. (a)	4,800	140,587
Great-West Lifeco, Inc.	4,800	126,618

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Canada (continued)
IGM Financial, Inc. (a)	4,800	$130,667
Imperial Oil Ltd. (a)	2,400	75,941
Intact Financial Corporation (a)	2,400	171,443
Inter Pipeline Ltd. (a)	2,400	50,900
Loblaw Companies Ltd. (a)	2,400	128,383
lululemon athletica, Inc. (a)	694	51,259
Magna International, Inc. (a)	2,400	84,245
Manulife Financial Corporation (a)	7,200	98,474
Metro, Inc. (a)	2,400	83,613
National Bank of Canada (a)	2,400	82,090
Pembina Pipeline Corporation (a)	2,400	72,932
Potash Corporation of Saskatchewan, Inc. (a)	4,800	78,022
Power Corporation of Canada	4,800	102,171
Power Financial Corporation	4,800	110,159
Rogers Communications, Inc. — Class B	2,400	97,155
Royal Bank of Canada (a)	2,400	141,813
Saputo, Inc. (a)	4,700	139,587
Shaw Communications, Inc. — Class B (a)	7,200	138,210
Sun Life Financial, Inc. (a)	4,800	157,678
TELUS Corporation	4,800	154,557
Toronto-Dominion Bank (a)	2,400	103,063
		3,580,475
Denmark (1.8%):
Chr. Hansen Holding A/S	1,168	76,316
Danske Bank A/S	2,193	57,394
DSV A/S	1,692	70,740
Genmab A/S (a)	381	68,787
ISS A/S	2,813	105,436
Novo Nordisk A/S — Class B	1,049	56,050
Novozymes A/S — Class B	1,311	62,519
Pandora A/S	501	67,802
Vestas Wind System A/S	882	59,551
		624,595
Finland (1.2%):
Kone OYJ — Class B	1,502	68,758
Neste OYJ	1,788	63,754
Nokia OYJ	9,416	53,344
Sampo OYJ — Class A	1,645	66,687
Stora Enso OYJ — Class R	6,174	49,195
UPM-Kymmene OYJ	3,528	64,209
Wartsila OYJ Abp	1,693	68,671
		434,618
France (8.8%):
Accor SA	1,263	48,622
Aeroports de Paris	882	96,931
Air Liquide SA	715	74,634
Airbus Group SE	930	53,389

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
France (continued)
Atos SE	1,001	$82,793
AXA SA	2,575	50,880
BNP Paribas SA	1,144	50,471
Bollore SA	18,260	61,806
Bureau Veritas SA	4,243	89,489
Capgemini SA	787	68,298
Carrefour SA	2,145	52,869
Christian Dior SE	334	53,671
Cie de Saint-Gobain	1,621	61,802
Cie Generale des Etablissements Michelin	882	83,404
CNP Assurances	4,076	60,229
Credit Agricole SA	4,434	37,200
Danone SA	1,216	85,569
Dassault Systemes	1,120	84,867
Eiffage SA	1,049	74,749
Essilor International SA	548	72,278
Eutelsat Communications SA	2,813	53,148
Hermes International	215	80,395
Iliad SA	334	67,645
Ingenico Group SA	524	61,117
JCDecaux SA	1,716	57,863
Kering	286	46,164
Legrand SA	1,502	77,192
L'Oreal SA	405	77,306
LVMH Moet Hennessy Louis Vuitton SE	381	57,503
Natixis SA	8,797	33,280
Numericable-SFR SA	1,120	28,109
Orange SA	3,457	56,223
Pernod Ricard SA	715	79,427
Peugeot SA (a)	3,075	36,906
Publicis Groupe SA	1,097	73,689
Renault SA	477	36,229
Sanofi	810	67,346
Sartorius Stedim Biotech	858	58,063
Schneider Electric SE	1,073	63,182
SCOR SE	2,288	68,112
Societe BIC SA	548	77,204
Societe Generale SA	1,216	38,068
Sodexo SA	787	84,508
Suez	3,862	60,345
Thales SA	954	79,414
Valeo SA	1,216	54,154
Veolia Environnement SA	3,361	72,621
Vinci SA	1,216	85,947
		3,075,111
Germany (5.8%):
Allianz SE	571	80,983
BASF SE	1,028	78,306
Bayer AG	620	61,924

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Germany (continued)
Bayerische Motoren Werk AG	691	$50,451
Beiersdorf AG	932	87,801
Brenntag AG	1,287	62,029
Commerzbank AG	5,710	36,905
Continental AG	335	62,940
Daimler AG	837	49,713
Deutsche Boerse AG	931	75,980
Deutsche Post AG	3,054	85,323
Deutsche Telekom AG	3,981	67,506
Evonik Industries AG	2,552	75,730
Fresenius Medical Care AG & Company KGaA	859	74,384
Fresenius SE & Company KGaA	1,026	74,943
Hannover Rueck SE	787	81,932
HOCHTIEF AG	644	82,689
Infineon Technologies AG	4,250	61,196
Linde AG	501	69,693
Merck KGaA	762	76,995
Muenchener Rueckversicherungs-Gesellschaft AG — Class R	548	91,374
ProSiebenSat.1 Media SE	1,480	64,408
SAP SE	1,073	79,972
Siemens AG	834	84,973
Symrise AG	1,335	90,595
Talanx AG	2,615	77,281
United Internet AG	1,287	53,131
Vonovia SE	2,218	80,612
		2,019,769
Hong Kong (8.7%):
AIA Group Ltd.	9,600	57,354
Bank Of East Asia Ltd.	19,000	72,982
Beijing Enterprise Holdings Ltd.	12,000	67,748
BOC Hong Kong Holdings Ltd.	24,000	71,770
Cathay Pacific Airways Ltd.	48,000	70,038
China Gas Holdings Ltd.	48,000	73,131
China Mobile Ltd.	12,000	137,121
China Resources Land Ltd.	48,000	111,986
China Resources Power Holdings Company Ltd.	48,000	71,523
China State Construction International Holdings Ltd.	48,000	63,232
China Taiping Insurance Holdings Company Ltd. (a)	14,400	26,802
Chow Tai Fook Jewellery Group Ltd.	81,200	58,194
CITIC Ltd.	48,000	69,790
CK Hutchison Holdings Ltd.	12,000	130,779
CLP Holdings Ltd.	12,000	122,195
Dairy Farm International Holdings Ltd.	16,700	112,558
Goldin Financial Holdings Ltd. (a)	48,000	30,193
Guangdong Investment Ltd.	48,000	72,884
Hanergy Thin Film Power Group Ltd. (a) (b)	26,000	570
Hang Lung Properties Ltd.	24,000	48,321
Hang Seng Bank Ltd.	2,400	40,928
Henderson Land Development Company Ltd.	23,400	131,356

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Company Ltd.	71,640	$130,572
Hong Kong Exchanges and Clearing Ltd.	2,400	58,035
Hongkong Land Holdings Ltd.	11,900	72,471
Jardine Matheson Holdings Ltd.	2,400	139,944
Jardine Strategic Holdings Ltd.	2,400	72,432
MTR Corporation Ltd.	24,000	121,267
New World Development Company Ltd.	95,000	96,125
Power Assets Holdings Ltd.	12,000	109,898
Sino Land Company Ltd.	96,000	156,657
Swire Properties Ltd.	33,400	88,471
Techtronic Industries Company Ltd.	24,000	99,767
WH Group Ltd. (Acquired 09/18/15 through 04/11/16, Cost $74,485) (c)	107,500	84,247
Wharf Holdings Ltd.	24,000	145,242
		3,016,583
Ireland (2.3%):
Accenture PLC — Class A	838	94,937
AerCap Holdings NV (a)	1,247	41,887
Bank of Ireland (a)	182,179	36,897
CRH PLC	2,193	63,790
DCC PLC	1,049	91,959
Experian PLC	4,482	84,250
Jazz Pharmaceuticals PLC (a)	384	54,263
Kerry Group PLC — Class A	1,097	97,477
Paddy Power Betfair PLC	501	52,656
Shire PLC	1,025	63,328
XL Group PLC	3,039	101,229
		782,673
Israel (1.2%):
Bank Hapoalim BM	17,730	89,122
Bezeq Israeli Telecommunication Corporation Ltd.	27,108	53,627
Check Point Software Technologies Ltd. (a)	1,028	81,911
Mobileye NV (a)	1,132	52,230
Taro Pharmaceutical Industries Ltd. (a)	573	83,429
Teva Pharmaceutical Industries Ltd.	1,002	50,237
		410,556
Italy (1.5%):
Assicurazioni Generali SpA	4,339	50,801
Atlantia SpA	2,861	71,025
EXOR SpA	1,478	54,094
Intesa Sanpaolo SpA	18,045	34,083
Luxottica Group SpA	1,073	51,965
Prada SpA	14,300	44,146
Snam SpA	16,782	99,824
Terna Rete Elettrica Nazionale SpA	17,545	97,236
UniCredit SpA	10,799	23,609
		526,783

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Japan (18.5%):
Aisin Seiki Company Ltd.	2,400	$96,102
Asahi Group Holdings Ltd.	2,400	76,835
Asahi Kasei Corporation	24,000	164,548
Astellas Pharma, Inc.	4,800	74,372
Bridgestone Corporation	2,400	75,975
Canon, Inc.	2,400	67,690
Chubu Electric Power Company, Inc.	4,800	67,330
Chugai Pharmaceutical Company, Ltd.	2,400	84,482
Dai-ichi Life Insurance Company Ltd.	2,400	26,193
Daiichi Sankyo Company, Ltd.	2,400	57,487
Daiwa House Industry Company Ltd.	2,400	69,305
Daiwa Securities Group, Inc.	24,000	124,921
Denso Corporation	2,400	83,134
Dentsu, Inc.	2,400	110,860
Eisai Company Ltd.	2,400	132,196
Fuji Heavy Industries Ltd.	2,400	80,833
FUJIFILM Holdings Corporation	2,400	91,663
Hankyu Hanshin Holdings, Inc.	24,000	177,098
Hitachi Ltd.	24,000	98,519
Honda Motor Company Ltd.	2,400	59,788
Hoya Corporation	2,400	84,458
Isuzu Motors Ltd.	4,800	58,033
ITOCHU Corporation	4,800	57,615
Japan Airlines Company Ltd.	2,400	76,510
Japan Exchange Group, Inc.	4,800	54,291
Japan Tobacco, Inc.	2,400	95,359
JFE Holdings, Inc.	2,400	30,562
KDDI Corporation	2,400	72,350
Kintetsu Group Holdings Company, Ltd.	24,000	101,796
Koito Manufacturing Company Ltd.	2,400	108,653
Komatsu Ltd.	4,800	82,251
Kubota Corporation	4,800	63,565
Kyocera Corporation	2,400	112,534
Kyowa Hakko Kirin Company Ltd.	4,800	80,693
M3, Inc.	2,400	82,506
Makita Corporation	2,400	157,110
Marubeni Corporation	9,500	42,272
Mazda Motor Corporation	2,400	31,585
Mitsubishi Corporation	4,800	83,111
Mitsubishi Motors Corporation	9,500	43,146
Mitsubishi UFJ Financial Group, Inc.	14,300	63,132
Mitsui & Company Ltd.	4,800	56,406
Mizuho Financial Group, Inc.	40,600	58,306
Nexon Company Ltd.	2,400	35,025
Nippon Paint Holdings Company Ltd.	2,400	58,149
Nippon Steel & Sumitomo Metal Corporation	2,400	45,506
Nippon Telegraph & Telephone Corporation	2,400	111,558
Nissan Motor Company, Ltd.	4,800	42,666
Nomura Holdings, Inc.	11,900	42,085
Nomura Research Institute Ltd.	2,400	86,922

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Japan (continued)
NTT Data Corporation	2,400	$112,255
NTT DOCOMO, Inc.	2,400	64,297
Obayashi Corporation	11,900	125,033
Oracle Corporation Japan	2,400	126,664
ORIX Corporation	4,800	60,799
Osaka Gas Company Ltd.	24,000	91,198
Panasonic Corporation	4,800	40,951
Rakuten, Inc.	7,200	76,870
Recruit Holdings Company Ltd.	2,400	86,806
Renesas Electronics Corporation	7,200	40,370
Resona Holdings, Inc.	14,300	51,514
Ricoh Company Ltd.	7,200	61,636
Santen Pharmaceutical Company Ltd.	4,800	74,372
Seiko Epson Corporation	2,400	37,953
Sekisui House Ltd.	4,800	82,715
Seven & i Holdings Company, Ltd.	2,400	99,496
Shin-Etsu Chemical Company Ltd.	2,400	138,564
Shiseido Company Ltd.	2,400	61,287
Sompo Japan Nipponkoa Holdings, Inc.	2,400	62,716
Sumitomo Chemical Company Ltd.	24,000	97,148
Sumitomo Electric Industries Ltd.	4,800	62,310
Sumitomo Mitsui Trust Holdings, Inc.	24,000	76,649
Suntory Beverage & Food Ltd.	2,400	107,374
Suzuki Motor Corporation	2,400	63,995
T&D Holdings, Inc.	4,800	39,924
Terumo Corporation	2,400	100,983
Tohoku Electric Power Company, Inc.	4,800	59,823
Tokyo Electric Power Company, Inc.	9,500	39,742
Toyota Tsusho Corporation	2,400	50,805
Unicharm Corporation	4,800	106,212
Yahoo Japan Corporation	14,300	62,592
Yakult Honsha Company Ltd.	2,400	122,713
		6,423,252
Netherlands (1.5%):
Akzo Nobel NV	1,192	74,568
ASML Holding NV	620	60,816
Heineken NV	954	87,629
Koninklijke Ahold NV	3,409	75,285
NN Group NV	2,622	72,148
Randstad Holding NV	1,216	48,790
Wolters Kluwer NV	2,098	85,121
		504,357
Norway (1.1%):
DNB ASA	4,722	56,057
Gjensidige Forsikring ASA	4,865	80,630
Marine Harvest ASA	5,795	96,598
Orkla ASA	12,185	107,527
Yara International ASA	1,693	53,367
		394,179

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Portugal (0.4%):
EDP-Energias de Portugal SA	24,244	$74,096
Jeronimo Martins SGPS SA	3,909	61,427
		135,523
Singapore (2.6%):
Broadcom Ltd.	359	55,789
CapitaLand Ltd.	31,000	70,648
DBS Group Holdings Ltd.	7,200	84,234
Jardine Cycle & Carriage Ltd.	2,400	65,029
Keppel Corporation Ltd.	11,900	48,586
Oversea-Chinese Banking Corporation Ltd.	14,300	92,248
Singapore Airlines Ltd.	11,900	94,168
Singapore Technologies Engineering Ltd.	35,800	83,713
Singapore Telecommunications Ltd.	33,400	102,399
United Overseas Bank Ltd.	9,600	131,269
Wilmar International Ltd.	31,000	75,020
		903,103
Spain (3.1%):
Abertis Infraestructuras SA	5,340	78,224
ACS Actividades de Construccion y Servicios SA	2,026	54,849
Aena SA (Acquired 03/18/16 through 04/11/16, Cost $98,226) (a) (c)	763	100,127
Amadeus IT Holding SA	1,859	81,026
Banco de Sabadell SA	29,464	38,551
Banco Santander SA	11,013	41,908
Bankia SA	53,111	38,075
Enagas SA	3,600	109,087
Ferrovial SA	4,339	83,953
Gas Natural SDG SA	4,005	78,513
Grifols SA	3,480	78,243
Iberdrola SA	17,068	115,296
Industria de Diseno Textil SA	2,169	71,995
Red Electrica Corporation SA	1,335	118,774
		1,088,621
Sweden (3.3%):
Alfa Laval AB	3,719	58,022
Assa Abloy AB — Class B	3,504	71,275
Atlas Copco AB — Class A	2,312	59,380
Autoliv, Inc.	623	66,941
Hennes & Mauritz AB — Class B	2,408	70,156
Hexagon AB — Class B	1,788	64,646
L E Lundbergforetagen AB — Class B	1,860	105,237
Meda AB — Class A	1,573	28,427
Nordea Bank AB	6,294	52,743
Skandinaviska Enskilda Banken AB — Class A	6,032	52,009
Skanska AB — Class B	3,338	69,201
SKF AB — Class B	3,338	52,907
Svenska Cellulosa AB SCA — Class B	2,384	75,797
Svenska Handelsbanken AB — Class A	4,816	57,947

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Sweden (continued)
Swedbank AB — Class A	3,314	$68,821
Swedish Match AB	3,004	103,853
Telefonaktiebolaget LM Ericsson — Class B	6,508	49,460
Volvo AB — Class B	5,698	55,898
		1,162,720
Switzerland (7.5%):
ABB Ltd.	4,885	95,649
Actelion Ltd.	548	91,586
Baloise Holding AG	882	97,729
Chubb Ltd.	886	115,809
Cie Financiere Richemont SA	1,072	62,300
Coca-Cola HBC AG	3,576	71,885
EMS-Chemie Holding AG	191	98,287
Galenica AG	48	64,442
Garmin Ltd.	1,387	58,837
Geberit AG	262	98,736
Givaudan SA	48	96,148
Julius Baer Group Ltd.	1,430	56,834
Kuehne + Nagel International AG — Class R	786	109,630
LafargeHolcim Ltd.	1,287	53,431
Lonza Group AG	524	86,502
Nestle SA	1,501	115,515
Novartis AG	1,096	89,958
Partners Group Holding AG	214	91,331
Roche Holdings AG	381	99,922
Schindler Holding AG	500	90,118
SGS SA	71	161,849
Sika AG	24	100,178
Sonova Holding AG	786	103,834
Swatch Group AG	191	55,354
Swiss Life Holding AG	357	81,856
Swiss Re AG	1,096	95,121
Swisscom AG	191	94,414
Syngenta AG	119	45,589
TE Connectivity Ltd.	1,295	73,957
UBS Group AG	3,908	50,306
		2,607,107
United Kingdom (13.2%):
Admiral Group PLC	3,266	88,262
Aon PLC	1,055	115,238
ARM Holdings PLC	4,625	69,636
Associated British Foods PLC	2,027	73,371
AstraZeneca PLC	1,240	73,739
Aviva PLC	10,419	54,635
Babcock International Group PLC	6,461	77,798
BAE Systems PLC	12,731	88,809
Barratt Developments PLC	9,298	50,181
Berkeley Group Holdings PLC	1,359	45,646
See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	1,907	$122,950
BT Group PLC	11,682	63,762
Bunzl PLC	3,791	116,177
Burberry Group PLC	2,885	44,552
Compass Group PLC	5,579	105,613
Delphi Automotive PLC	792	49,579
Diageo PLC	4,244	117,884
Direct Line Insurance Group PLC	17,905	82,187
easyJet PLC	3,505	50,673
GKN PLC	16,188	58,121
Hargreaves Lansdown PLC	3,433	56,808
Imperial Brands PLC	2,003	108,087
Informa PLC	9,823	95,265
Inmarsat PLC	5,054	54,128
InterContinental Hotels Group PLC	1,311	48,048
Intertek Group PLC	1,788	82,810
ITV PLC	24,723	59,144
J. Sainsbury PLC	16,427	50,801
Johnson Matthey PLC	1,621	60,445
Kingfisher PLC	15,735	67,555
Legal & General Group PLC	21,004	53,323
London Stock Exchange Group PLC	1,407	47,408
Marks & Spencer Group PLC	14,042	59,576
Merlin Entertainments PLC (Acquired 03/18/16 through 04/14/16, Cost $89,923) (c)	13,494	79,095
Michael Kors Holdings Ltd. (a)	216	10,688
National Grid PLC	8,774	128,018
Next PLC	1,001	65,697
Old Mutual PLC	17,595	46,917
Pentair PLC	1,295	75,486
Persimmon PLC	2,575	49,603
Provident Financial PLC	1,597	48,898
Prudential PLC	2,932	49,064
Reckitt Benckiser Group PLC	1,073	106,990
RELX NV	4,648	80,519
RELX PLC	5,817	106,556
Rio Tinto PLC	1,574	48,068
Royal Mail PLC	14,305	95,409
RSA Insurance Group PLC	7,510	49,939
SABMiller PLC	1,144	66,553
Sage Group PLC	9,107	78,259
Schroders PLC	1,645	51,594
Severn Trent PLC	4,053	131,382
Sky PLC	6,723	75,896
Smith & Nephew PLC	4,864	82,041
SSE PLC	4,196	86,806
St James's Place PLC	5,054	52,816
Standard Life PLC	13,542	52,930
Taylor Wimpey PLC	27,465	48,373

See notes to financial statements.

Victory Portfolios II Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
United Kingdom (continued)
Travis Perkins PLC	3,409	$66,894
Unilever PLC	2,027	96,578
United Utilities Group PLC	7,796	107,417
Whitbread PLC	1,574	73,171
WPP PLC	3,815	78,822
		4,582,690
Total Common Stocks (Cost $35,421,500)		34,543,245
Short-Term Investments (0.2%)
Money Market Funds (0.2%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (d)	65,932	65,932
Total Short-Term Investments (Cost $65,932)		65,932
Total Investments — 99.5% (Cost $35,487,432)		34,609,177
Other assets in excess of liabilities — 0.5%		187,657
NET ASSETS — 100.0%		$34,796,834

(a)  Non-income producing security.

(b)  As of June 30, 2016, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity quidelines. The value of this security was $570 or 0.00% of net assets.

(c)  Restricted security as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securites total $263,469 or 0.76% of net assets.

(d)  Annualized seven-day yield as of June 30, 2016.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	Mini MSCI EAFE Future, September 2016	$80,760	$(2,139)
			$(2,139)

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (0.9%):
The Boeing Company	10,952	$1,422,336
Air Freight & Logistics (1.4%):
United Parcel Service, Inc. — Class B	20,365	2,193,718
Automobiles (2.4%):
Ford Motor Company	108,433	1,363,003
General Motors Company	45,533	1,288,584
Harley-Davidson, Inc.	25,274	1,144,912
		3,796,499
Banks (5.6%):
BB&T Corporation	45,137	1,607,329
Fifth Third Bancorp	73,648	1,295,468
JPMorgan Chase & Company	23,366	1,451,963
People's United Financial, Inc.	110,871	1,625,369
Regions Financial Corporation	145,631	1,239,320
Wells Fargo & Company	32,260	1,526,866
		8,746,315
Beverages (1.7%):
The Coca-Cola Company	57,051	2,586,122
Biotechnology (0.7%):
AbbVie, Inc.	18,295	1,132,643
Capital Markets (2.6%):
Ameriprise Financial, Inc.	14,968	1,344,875
Invesco Ltd.	43,628	1,114,259
T. Rowe Price Group, Inc.	22,529	1,643,941
		4,103,075
Chemicals (2.2%):
CF Industries Holdings, Inc.	22,999	554,276
LyondellBasell Industries NV — Class A	13,158	979,218
The Dow Chemical Company	22,477	1,117,332
The Mosaic Company	28,290	740,632
		3,391,458
Commercial Services & Supplies (1.4%):
KAR Auction Services, Inc.	51,205	2,137,297
Communications Equipment (0.9%):
Cisco Systems, Inc.	51,151	1,467,522
Containers & Packaging (3.0%):
International Paper Company	33,076	1,401,761
Packaging Corporation of America	20,525	1,373,738
Sonoco Products Company	38,622	1,917,969
		4,693,468
Diversified Financial Services (1.0%):
CME Group, Inc.	16,014	1,559,764

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Diversified Telecommunication Services (3.9%):
AT&T, Inc.	62,458	$2,698,810
CenturyLink, Inc.	36,331	1,053,962
Verizon Communications, Inc.	40,764	2,276,262
		6,029,034
Electric Utilities (14.3%):
Alliant Energy Corporation	52,787	2,095,644
American Electric Power Company, Inc.	29,027	2,034,503
Duke Energy Corporation	24,152	2,072,000
Exelon Corporation	90,420	3,287,671
Great Plains Energy, Inc.	59,068	1,795,667
OGE Energy Corporation	58,544	1,917,316
Pinnacle West Capital Corporation	27,430	2,223,476
Southern Company	43,756	2,346,634
Westar Energy, Inc.	39,080	2,191,997
Xcel Energy, Inc.	51,776	2,318,529
		22,283,437
Electrical Equipment (2.0%):
Eaton Corporation PLC	24,176	1,444,032
Emerson Electric Company	31,598	1,648,152
		3,092,184
Food & Staples Retailing (1.1%):
Wal-Mart Stores, Inc.	24,154	1,763,725
Food Products (3.2%):
Archer-Daniels-Midland Company	34,804	1,492,744
Bunge Ltd.	18,955	1,121,188
General Mills, Inc.	34,386	2,452,409
		5,066,341
Gas Utilities (0.7%):
Questar Corporation	45,675	1,158,775
Hotels, Restaurants & Leisure (2.7%):
Darden Restaurants, Inc.	22,788	1,443,392
Las Vegas Sands Corporation	18,335	797,389
McDonald's Corporation	16,093	1,936,632
		4,177,413
Household Products (1.4%):
Procter & Gamble Company	25,893	2,192,360
Insurance (8.3%):
American Financial Group, Inc.	32,580	2,408,639
Arthur J Gallagher & Company	51,616	2,456,922
Cincinnati Financial Corporation	30,041	2,249,771
MetLife, Inc.	31,147	1,240,585
Old Republic International Corporation	106,022	2,045,164
Principal Financial Group, Inc.	32,186	1,323,166
Prudential Financial, Inc.	16,931	1,207,858
		12,932,105

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
IT Services (3.4%):
International Business Machines Corporation	11,285	$1,712,837
Paychex, Inc.	35,877	2,134,682
The Western Union Company	72,839	1,397,052
		5,244,571
Machinery (2.7%):
Cummins, Inc.	12,881	1,448,339
Deere & Company	16,916	1,370,873
PACCAR, Inc.	26,955	1,398,156
		4,217,368
Multiline Retail (1.5%):
Kohl's Corporation	18,641	706,867
Macy's, Inc.	24,807	833,763
Nordstrom, Inc.	19,032	724,168
		2,264,798
Multi-Utilities (10.5%):
Ameren Corporation	39,826	2,133,877
Consolidated Edison, Inc.	28,281	2,274,924
Dominion Resources, Inc.	30,777	2,398,452
DTE Energy Company	22,343	2,214,638
Public Service Enterprise Group, Inc.	39,910	1,860,205
SCANA Corporation	28,024	2,120,296
TECO Energy, Inc.	42,152	1,165,081
WEC Energy Group, Inc.	33,432	2,183,109
		16,350,582
Oil, Gas & Consumable Fuels (3.6%):
Exxon Mobil Corporation	16,904	1,584,581
Marathon Petroleum Corporation	23,126	877,863
ONEOK, Inc.	23,554	1,117,637
Plains GP Holdings LP — Class A	58,035	605,305
Targa Resources Corporation	15,758	664,042
Valero Energy Corporation	15,125	771,375
		5,620,803
Pharmaceuticals (2.4%):
Merck & Company, Inc.	30,987	1,785,161
Pfizer, Inc.	57,415	2,021,582
		3,806,743
Road & Rail (0.9%):
Norfolk Southern Corporation	16,068	1,367,869
Semiconductors & Semiconductor Equipment (4.1%):
Analog Devices, Inc.	20,570	1,165,085
Intel Corporation	46,598	1,528,415
KLA-Tencor Corporation	17,648	1,292,716
Microchip Technology, Inc.	27,836	1,412,955
QUALCOMM, Inc.	19,053	1,020,669
		6,419,840

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Software (2.3%):
CA, Inc.	54,356	$1,784,507
Symantec Corporation	91,840	1,886,394
		3,670,901
Specialty Retail (1.8%):
Best Buy Company, Inc.	31,150	953,190
L Brands, Inc.	16,580	1,113,016
The Gap, Inc.	36,238	768,970
		2,835,176
Technology Hardware, Storage & Peripherals (1.6%):
HP, Inc.	82,859	1,039,880
Seagate Technology PLC	23,828	580,450
Western Digital Corporation	18,587	878,422
		2,498,752
Textiles, Apparel & Luxury Goods (0.7%):
Coach, Inc.	28,653	1,167,323
Tobacco (2.9%):
Altria Group, Inc.	32,014	2,207,686
Philip Morris International, Inc.	22,777	2,316,876
		4,524,562
Total Common Stocks (Cost $150,271,768)		155,914,879
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (a)	159,910	159,910
Total Short-Term Investments (Cost $159,910)		159,910
Total Investments — 99.9% (Cost $150,431,678)		156,074,789
Other assets in excess of liabilities — 0.1%		202,946
NET ASSETS — 100.0%		$156,277,735

(a)  Annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
2	S&P 500 E-Mini Future, September 2016	$209,020	$1,274
			$1,274

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (1.1%):
Astronics Corporation (a)	355	$11,807
Esterline Technologies Corporation (a)	210	13,028
Mercury Systems, Inc. (a)	1,160	28,838
Moog, Inc. — Class A (a)	421	22,700
National Presto Industries, Inc.	279	26,324
TASER International, Inc. (a)	609	15,152
		117,849
Air Freight & Logistics (0.6%):
Air Transport Services Group, Inc. (a)	1,453	18,831
Forward Air Corporation	499	22,220
Hub Group, Inc. — Class A (a)	516	19,799
		60,850
Airlines (0.8%):
Allegiant Travel Company	102	15,453
Hawaiian Holdings, Inc. (a)	331	12,565
SkyWest, Inc.	711	18,813
Virgin America, Inc. (a)	600	33,726
		80,557
Auto Components (1.8%):
American Axle & Manufacturing Holdings, Inc. (a)	909	13,162
Cooper Standard Holding, Inc. (a)	292	23,065
Cooper Tire & Rubber Company	544	16,222
Dorman Products, Inc. (a)	423	24,196
Drew Industries, Inc.	412	34,954
Gentherm, Inc. (a)	397	13,597
Metaldyne Performance Group, Inc.	933	12,829
Standard Motor Products, Inc.	523	20,805
Tenneco, Inc. (a)	346	16,127
Visteon Corporation	134	8,819
		183,776
Automobiles (0.3%):
Thor Industries, Inc.	434	28,097
Banks (13.9%):
Associated Banc-Corp	1,317	22,587
BancorpSouth, Inc.	1,088	24,687
Bank of Hawaii Corporation	418	28,758
Banner Corporation	576	24,503
BBCN Bancorp, Inc.	1,405	20,963
BNC Bancorp	1,100	24,981
Boston Private Financial Holdings, Inc.	2,135	25,150
Capital Bank Financial Corporation	824	23,731
Cathay General Bancorp	832	23,462
Chemical Financial Corporation	775	28,900
Columbia Banking System, Inc.	806	22,616
Community Bank Systems, Inc.	720	29,585

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.	353	$22,497
CVB Financial Corporation	1,512	24,782
Eagle Bancorp, Inc. (a)	484	23,285
First Citizens BancShares, Inc.	96	24,855
First Financial Bancorp	1,447	28,144
First Financial Bankshares, Inc.	763	25,019
First Interstate BancSystem, Inc. — Class A	1,023	28,746
First Merchants Corporation	1,355	33,780
First Midwest Bancorp, Inc.	1,421	24,953
FNB Corporation	1,935	24,265
Fulton Financial Corporation	1,946	26,271
Glacier Bancorp, Inc.	900	23,922
Great Western Bancorp, Inc.	779	24,570
Hancock Holding Company	804	20,992
Hilltop Holdings, Inc. (a)	1,080	22,669
Home BancShares, Inc.	1,146	22,679
IBERIABANK Corporation	434	25,923
Independent Bank Corporation	547	24,998
International Bancshares Corporation	873	22,777
MB Financial, Inc.	762	27,645
NBT Bancorp, Inc.	1,040	29,775
Old National Bancorp	2,124	26,614
Opus Bank	579	19,570
Park National Corporation	266	24,413
Pinnacle Financial Partners, Inc.	460	22,471
PrivateBancorp, Inc.	532	23,424
Prosperity Bancshares, Inc.	424	21,620
Renasant Corporation	853	27,578
ServisFirst Bancshares, Inc.	592	29,239
Simmons First National Corporation — Class A	494	22,815
South State Corporation	414	28,173
Talmer Bancorp, Inc. — Class A	1,403	26,896
TCF Financial Corporation	1,838	23,251
Texas Capital Bancshares, Inc. (a)	450	21,042
Towne Bank	1,479	32,020
Trustmark Corporation	1,214	30,168
UMB Financial Corporation	486	25,860
Union Bankshares Corporation	1,137	28,095
United Bankshares, Inc.	722	27,082
United Community Banks, Inc.	1,317	24,088
Valley National Bancorp	2,959	26,986
WesBanco, Inc.	991	30,771
Westamerica Bancorporation	519	25,566
Wintrust Financial Corporation	554	28,254
		1,428,466
Beverages (0.5%):
Coca-Cola Bottling Company Consolidated	83	12,240
National Beverage Corporation (a)	397	24,936

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Beverages (continued)
The Boston Beer Company, Inc. — Class A (a)	109	$18,642
		55,818
Biotechnology (0.6%):
Insys Therapeutics, Inc. (a)	603	7,803
Ligand Pharmaceuticals, Inc. (a)	135	16,101
MiMedx Group, Inc. (a)	1,211	9,664
Myriad Genetics, Inc. (a)	486	14,872
Repligen Corporation (a)	393	10,752
		59,192
Building Products (1.8%):
AAON, Inc.	773	21,265
American Woodmark Corporation (a)	211	14,006
Apogee Enterprises, Inc.	376	17,428
Gibraltar Industries, Inc. (a)	560	17,679
Griffon Corporation	1,621	27,330
Patrick Industries, Inc. (a)	308	18,569
Simpson Manufacturing Company, Inc.	872	34,854
Trex Company, Inc. (a)	326	14,644
Universal Forest Products, Inc.	217	20,114
		185,889
Capital Markets (2.4%):
Artisan Partners Asset Management, Inc. — Class A	661	18,296
BGC Partners, Inc. — Class A	2,231	19,432
Cohen & Steers, Inc.	693	28,025
Evercore Partners, Inc. — Class A	443	19,576
Federated Investors, Inc. — Class B	902	25,959
Financial Engines, Inc.	599	15,496
Gamco Investors, Inc. — Class A	487	15,959
Janus Capital Group, Inc.	1,355	18,862
LPL Financial Holdings, Inc.	492	11,085
Moelis & Company — Class A	835	18,787
NorthStar Asset Management Group, Inc.	1,362	13,906
Stifel Financial Corporation (a)	591	18,587
Waddell & Reed Financial, Inc. — Class A	617	10,625
WisdomTree Investments, Inc.	859	8,410
		243,005
Chemicals (2.4%):
Balchem Corporation	324	19,327
Calgon Carbon Corporation	1,129	14,846
Chemtura Corporation (a)	828	21,843
FutureFuel Corporation	1,024	11,141
HB Fuller Company	647	28,462
Huntsman Corporation	810	10,894
Innospec, Inc.	519	23,869
Minerals Technologies, Inc.	318	18,062
PolyOne Corporation	689	24,280
Quaker Chemical Corporation	254	22,657

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Chemicals (continued)
Sensient Technologies Corporation	457	$32,465
Stepan Company	330	19,645
		247,491
Commercial Services & Supplies (4.0%):
ABM Industries, Inc.	1,009	36,808
Deluxe Corporation	394	26,150
G&K Services, Inc. — Class A	404	30,934
Healthcare Services Group, Inc.	832	34,428
Herman Miller, Inc.	842	25,167
HNI Corporation	592	27,522
Interface, Inc.	955	14,564
Knoll, Inc.	1,060	25,737
Matthews International Corporation — Class A	594	33,050
McGrath RentCorp	855	26,154
MSA Safety, Inc.	428	22,483
Multi-Color Corporation	280	17,752
Steelcase, Inc. — Class A	1,094	14,846
Team, Inc. (a)	595	14,774
UniFirst Corporation	258	29,856
US Ecology, Inc.	471	21,642
West Corporation	719	14,136
		416,003
Communications Equipment (1.6%):
ADTRAN, Inc.	1,242	23,163
CalAmp Corporation (a)	870	12,885
Finisar Corporation (a)	965	16,897
Infinera Corp. (a)	892	10,062
InterDigital, Inc.	438	24,388
NETGEAR, Inc. (a)	368	17,495
Plantronics, Inc.	381	16,764
Polycom, Inc. (a)	1,774	19,957
Ubiquiti Networks, Inc. (a)	485	18,750
		160,361
Construction & Engineering (1.1%):
Comfort Systems USA, Inc.	580	18,891
Dycom Industries, Inc. (a)	237	21,273
EMCOR Group, Inc.	620	30,541
KBR, Inc.	1,173	15,530
Primoris Services Corporation	678	12,835
Tutor Perini Corporation (a)	777	18,298
		117,368
Construction Materials (0.2%):
Eagle Materials, Inc.	275	21,216
Consumer Finance (0.6%):
First Cash Financial Services, Inc.	321	16,477
Nelnet, Inc. — Class A	552	19,182

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Consumer Finance (continued)
PRA Group, Inc. (a)	416	$10,042
SLM Corporation (a)	3,001	18,546
		64,247
Containers & Packaging (0.2%):
Greif, Inc. — Class A	535	19,939
Distributors (0.2%):
Core-Mark Holding Company, Inc.	482	22,587
Diversified Consumer Services (0.2%):
Grand Canyon Education, Inc. (a)	518	20,679
Diversified Telecommunication Services (0.5%):
Cincinnati Bell, Inc (a)	4,220	19,285
Inteliquent, Inc.	832	16,549
Vonage Holdings Corporation (a)	2,882	17,580
		53,414
Electric Utilities (1.5%):
ALLETE, Inc.	533	34,448
El Paso Electric Company	689	32,569
MGE Energy, Inc.	589	33,287
Otter Tail Corporation	944	31,615
The Empire District Electric Company	608	20,654
		152,573
Electrical Equipment (0.7%):
AZZ, Inc.	398	23,872
Encore Wire Corporation	453	16,888
EnerSys	366	21,766
Generac Holdings, Inc. (a)	384	13,425
		75,951
Electronic Equipment, Instruments & Components (3.7%):
Anixter International, Inc. (a)	371	19,767
AVX Corporation	2,294	31,153
Badger Meter, Inc.	342	24,976
Benchmark Electronics, Inc. (a)	1,055	22,313
Coherent, Inc. (a)	186	17,071
ePlus, Inc. (a)	189	15,458
Fitbit, Inc. — Class A (a)	621	7,589
II-VI, Inc. (a)	937	17,578
Insight Enterprises, Inc. (a)	722	18,772
Littelfuse, Inc.	188	22,220
Methode Electronics, Inc.	413	14,137
MTS Systems Corporation	363	15,914
OSI Systems, Inc. (a)	195	11,335
Plexus Corporation (a)	451	19,483
QLogic Corporation (a)	883	13,015
Rofin-Sinar Technologies, Inc. (a)	755	24,115
Rogers Corporation (a)	291	17,780
Sanmina Corporation (a)	736	19,732

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc. (a)	427	$15,846
Tech Data Corporation (a)	246	17,675
VeriFone Systems, Inc. (a)	768	14,239
		380,168
Energy Equipment & Services (0.5%):
Dril-Quip, Inc. (a)	291	17,003
Oceaneering International, Inc.	550	16,423
Oil States International, Inc. (a)	425	13,974
		47,400
Food & Staples Retailing (1.2%):
Ingles Markets, Inc. — Class A	417	15,554
PriceSmart, Inc.	281	26,293
Smart & Final Stores, Inc. (a)	1,127	16,781
SpartanNash Company	544	16,635
SUPERVALU, Inc. (a)	2,229	10,521
United Natural Foods, Inc. (a)	306	14,321
Weis Markets, Inc.	512	25,882
		125,987
Food Products (2.1%):
B&G Foods, Inc.	612	29,498
Calavo Growers, Inc.	300	20,100
Cal-Maine Foods, Inc.	289	12,808
J&J Snack Foods Corporation	295	35,185
John B Sanfilippo & Son, Inc.	221	9,421
Lancaster Colony Corporation	248	31,647
Sanderson Farms, Inc.	218	18,888
Snyder's-Lance, Inc.	644	21,825
Tootsie Roll Industries, Inc.	1,037	39,956
		219,328
Gas Utilities (0.2%):
Chesapeake Utilities Corporation	351	23,229
Health Care Equipment & Supplies (3.2%):
Abaxis, Inc.	339	16,011
Analogic Corporation	301	23,911
Anika Therapeutics, Inc. (a)	379	20,333
Atrion Corporation	70	29,950
Cantel Medical Corporation	315	21,650
CONMED Corporation	477	22,767
Globus Medical, Inc. (a)	810	19,302
ICU Medical, Inc. (a)	201	22,663
Inogen, Inc. (a)	396	19,844
Masimo Corporation (a)	523	27,465
Meridian Bioscience, Inc.	1,251	24,395
Merit Medical Systems, Inc. (a)	708	14,040
Natus Medical, Inc. (a)	474	17,917
Neogen Corporation (a)	317	17,831

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (a)	459	$27,412
		325,491
Health Care Providers & Services (2.9%):
Aceto Corporation	583	12,762
Adeptus Health, Inc. — Class A (a)	135	6,974
Air Methods Corporation (a)	406	14,547
AMN Healthcare Services, Inc. (a)	331	13,230
Chemed Corporation	159	21,673
CorVel Corporation (a)	639	27,592
Diplomat Pharmacy, Inc. (a)	432	15,120
HealthEquity, Inc. (a)	648	19,690
LHC Group, Inc. (a)	458	19,822
Lifepoint Health, Inc. (a)	250	16,343
National HealthCare Corporation	469	30,363
Owens & Minor, Inc.	755	28,222
PharMerica Corporation (a)	540	13,316
Select Medical Holdings Corporation (a)	1,397	15,185
The Ensign Group, Inc.	820	17,228
US Physical Therapy, Inc.	421	25,349
		297,416
Health Care Technology (0.9%):
Computer Programs & Systems, Inc.	272	10,858
HealthStream, Inc. (a)	844	22,383
HMS Holdings Corporation (a)	783	13,789
Inovalon Holdings, Inc. — Class A (a)	672	12,103
Omnicell, Inc. (a)	748	25,604
Quality Systems, Inc.	867	10,326
		95,063
Hotels, Restaurants & Leisure (4.9%):
Biglari Holdings, Inc. (a)	65	26,217
BJ's Restaurants, Inc. (a)	489	21,433
Bloomin' Brands, Inc.	1,147	20,497
Bob Evans Farms, Inc.	530	20,113
Brinker International, Inc.	507	23,084
Buffalo Wild Wings, Inc. (a)	106	14,729
Choice Hotels International, Inc.	455	21,667
Dave & Buster's Entertainment, Inc. (a)	456	21,336
Denny's Corporation (a)	2,296	24,636
Diamond Resorts International, Inc. (a)	532	15,939
DineEquity, Inc.	289	24,501
Fiesta Restaurant Group, Inc. (a)	471	10,273
Interval Leisure Group, Inc.	1,147	18,237
Jack in The Box, Inc,	257	22,081
Krispy Kreme Doughnuts, Inc. (a)	1,429	29,952
Marriott Vacations Worldwide Corporation	242	16,575
Papa John's International, Inc.	337	22,916
Popeyes Louisiana Kitchen, Inc. (a)	441	24,096

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (a)	275	$13,043
Ruth's Hospitality Group, Inc.	1,465	23,367
Sonic Corporation	532	14,391
Texas Roadhouse, Inc.	542	24,715
The Cheesecake Factory, Inc.	534	25,707
Wendy's Company	2,391	23,001
		502,506
Household Durables (2.5%):
Cavco Industries, Inc. (a)	197	18,459
Ethan Allen Interiors, Inc.	623	20,584
Helen of Troy Ltd. (a)	211	21,699
Installed Building Products, Inc. (a)	554	20,105
iRobot Corporation (a)	576	20,206
KB Home	1,133	17,233
La-Z-Boy, Inc.	729	20,281
MDC Holdings, Inc.	898	21,857
Meritage Homes Corporation (a)	440	16,517
Taylor Morrison Home Corporation — Class A (a)	1,233	18,298
TRI Pointe Group, Inc. (a)	1,677	19,822
Tupperware Brands Corporation	310	17,447
Universal Electronics, Inc. (a)	357	25,804
		258,312
Household Products (0.3%):
WD-40 Company	280	32,886
Independent Power Producers & Energy Traders (0.3%):
Ormat Technologies, Inc.	639	27,963
Insurance (4.1%):
American Equity Investment Life Holding Company	1,164	16,587
American National Insurance Company	319	36,095
AMERISAFE, Inc.	518	31,712
Employers Holdings, Inc.	598	17,354
FBL Financial Group, Inc. — Class A	446	27,059
Horace Mann Educators Corporation	858	28,992
Kemper Corporation	594	18,402
Mercury General Corporation	535	28,441
National General Holdings Corporation	1,083	23,198
Navigators Group, Inc.	394	36,236
Primerica, Inc.	470	26,903
ProAssurance Corporation	853	45,678
RLI Corporation	426	29,300
Selective Insurance Group, Inc.	754	28,810
United Fire Group, Inc.	553	23,464
		418,231
Internet & Catalog Retail (0.4%):
HSN, Inc.	349	17,077
Lands' End, Inc. (a)	646	10,607

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Internet & Catalog Retail (continued)
Nutrisystem, Inc.	636	$16,129
		43,813
Internet Software & Services (1.4%):
GrubHub, Inc. (a)	447	13,888
LogMeIn, Inc. (a)	342	21,693
NIC, Inc.	1,205	26,438
Rackspace Hosting, Inc. (a)	570	11,890
Shutterstock, Inc. (a)	265	12,137
SPS Commerce, Inc. (a)	390	23,634
Web.com Group, Inc. (a)	1,011	18,380
WebMD Health Corporation (a)	327	19,002
		147,062
IT Services (3.1%):
CACI International, Inc. — Class A (a)	199	17,992
Cardtronics, Inc. (a)	617	24,563
Cass Information Systems, Inc.	468	24,196
Convergys Corporation	885	22,125
CSG Systems International, Inc.	569	22,936
ExlService Holdings, Inc. (a)	467	24,475
ManTech International Corporation — Class A	909	34,378
NeuStar, Inc. — Class A (a)	557	13,095
Perficient, Inc. (a)	856	17,385
Science Applications International Corporation	459	26,783
Sykes Enterprises, Inc. (a)	884	25,601
TeleTech Holdings, Inc.	932	25,285
Virtusa Corporation (a)	519	14,989
WEX, Inc. (a)	247	21,901
		315,704
Leisure Products (0.3%):
Smith & Wesson Holdings Corporation (a)	567	15,411
Sturm Ruger & Company, Inc.	212	13,570
		28,981
Life Sciences Tools & Services (0.6%):
Cambrex Corporation (a)	322	16,657
INC Research Holdings, Inc. — Class A (a)	365	13,918
Luminex Corporation (a)	906	18,328
PRA Health Sciences, Inc. (a)	333	13,906
		62,809
Machinery (5.4%):
Alamo Group, Inc.	343	22,628
Altra Industrial Motion Corporation	959	25,874
American Railcar Industries, Inc.	297	11,722
Astec Industries, Inc.	421	23,639
Barnes Group, Inc.	697	23,085
CLARCOR, Inc.	436	26,522
Crane Company	457	25,921

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	793	$31,672
Federal Signal Corporation	1,255	16,164
Franklin Electric Company, Inc.	593	19,599
Greenbrier Companies, Inc.	438	12,759
Hillenbrand, Inc.	859	25,804
Hyster-Yale Materials Handling, Inc.	345	20,524
John Bean Technologies Corporation	330	20,202
Mueller Industries, Inc.	934	29,776
Mueller Water Products, Inc.	2,336	26,677
Oshkosh Corporation	439	20,945
Proto Labs, Inc. (a)	260	14,966
RBC Bearings, Inc. (a)	352	25,520
Rexnord Corporation (a)	990	19,434
Standex International Corporation	314	25,946
Sun Hydraulics Corporation	683	20,278
Terex Corporation	454	9,221
Trinity Industries, Inc.	691	12,832
Wabash National Corporation (a)	1,408	17,882
Woodward, Inc.	439	25,304
		554,896
Marine (0.2%):
Matson, Inc.	489	15,790
Media (1.3%):
AMC Entertainment Holdings, Inc.	610	16,842
Entravision Communications Corporation — Class A	1,785	11,995
Gray Television, Inc. (a)	1,017	11,034
John Wiley & Sons, Inc. — Class A	525	27,395
Meredith Corporation	419	21,750
Nexstar Broadcasting Group, Inc. — Class A	308	14,655
Sinclair Broadcast Group, Inc. — Class A	552	16,483
Starz — Class A (a)	488	14,601
		134,755
Metals & Mining (0.3%):
Compass Minerals International, Inc.	355	26,338
Multi-Utilities (0.7%):
Avista Corporation	816	36,557
NorthWestern Corporation	558	35,193
		71,750
Oil, Gas & Consumable Fuels (0.3%):
Dorian LPG Ltd. (a)	1,354	9,545
SemGroup Corporation — Class A	416	13,545
Western Refining, Inc.	498	10,274
		33,364
Paper & Forest Products (1.4%):
Boise Cascade Company (a)	646	14,826
Clearwater Paper Corporation (a)	377	24,645

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Paper & Forest Products (continued)
Domtar Corporation	594	$20,796
KapStone Paper & Packaging Corporation — Class A	783	10,187
Neenah Paper, Inc.	404	29,237
PH Glatfelter Company	843	16,489
Schweitzer-Mauduit International, Inc.	716	25,260
		141,440
Personal Products (0.4%):
Inter Parfums, Inc.	635	18,142
Nu Skin Enterprises, Inc. — Class A	320	14,781
USANA Health Sciences, Inc. (a)	85	9,471
		42,394
Pharmaceuticals (0.6%):
Lannet Company, Inc. (a)	439	10,444
Phibro Animal Health Corporation — Class A	566	10,561
Prestige Brands Holdings, Inc. (a)	385	21,329
Sucampo Pharmaceuticals, Inc. — Class A (a)	735	8,063
Supernus Pharmaceuticals, Inc. (a)	621	12,650
		63,047
Professional Services (2.8%):
CEB, Inc.	324	19,984
Exponent, Inc.	595	34,754
FTI Consulting, Inc. (a)	450	18,306
Huron Consulting Group, Inc. (a)	248	14,984
ICF International, Inc. (a)	731	29,898
Insperity, Inc.	428	33,055
Kelly Services, Inc. — Class A	1,230	23,333
Korn/Ferry International	931	19,272
Mistras Group, Inc. (a)	466	11,123
Navigant Consulting, Inc. (a)	1,516	24,483
On Assignment, Inc. (a)	585	21,616
TrueBlue, Inc. (a)	614	11,617
WageWorks, Inc. (a)	386	23,087
		285,512
Real Estate Management & Development (0.2%):
HFF, Inc. — Class A	548	15,826
Road & Rail (1.0%):
Heartland Express, Inc.	1,097	19,077
Knight Transportation, Inc.	672	17,862
Landstar System, Inc.	415	28,494
Saia, Inc. (a)	486	12,218
Swift Transportation Company (a)	753	11,603
Werner Enterprises, Inc.	674	15,482
		104,736
Semiconductors & Semiconductor Equipment (2.7%):
Ambarella, Inc. (a)	258	13,109
Cabot Microelectronics Corporation	629	26,632

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc. (a)	336	$13,034
Diodes, Inc. (a)	948	17,813
Entegris, Inc. (a)	1,650	23,876
Integrated Device Technology, Inc. (a)	586	11,796
MKS Instrument, Inc.	1,118	48,141
Monolithic Power Systems, Inc.	363	24,800
Photronics, Inc. (a)	2,007	17,882
Power Integrations, Inc.	431	21,580
Rambus, Inc. (a)	954	11,524
Silicon Laboratories, Inc. (a)	435	21,202
Synaptics, Inc. (a)	127	6,826
Tessera Technologies, Inc.	712	21,816
		280,031
Software (2.0%):
Aspen Technology, Inc. (a)	615	24,748
Blackbaud, Inc.	338	22,950
Ebix, Inc.	385	18,441
Ellie Mae, Inc. (a)	154	14,114
MicroStrategy, Inc. (a)	87	15,227
Monotype Imaging Holdings, Inc.	825	20,320
Paycom Software, Inc. (a)	361	15,599
Pegasystems, Inc.	729	19,646
Qualys, Inc. (a)	427	12,729
Synchronoss Technologies, Inc. (a)	473	15,070
TiVo, Inc. (a)	2,906	28,769
		207,613
Specialty Retail (3.6%):
Aaron's, Inc.	501	10,967
American Eagle Outfitters, Inc.	994	15,834
Asbury Automotive Group, Inc. (a)	263	13,871
Caleres, Inc.	675	16,342
CST Brands, Inc.	613	26,408
DSW, Inc. — Class A	721	15,271
Express, Inc. (a)	840	12,188
Five Below, Inc. (a)	484	22,462
Francesca's Holdings Corporation (a)	876	9,680
Genesco, Inc. (a)	262	16,849
GNC Holdings, Inc.	390	9,473
Guess?, Inc.	846	12,732
Hibbett Sports, Inc. (a)	486	16,908
Lithia Motors, Inc. — Class A	194	13,788
Mattress Firm Holding Corporation (a)	275	9,226
Monro Muffler Brake, Inc.	375	23,835
Murphy USA, Inc. (a)	328	24,324
Restoration Hardware Holdings, Inc. (a)	328	9,407
Sonic Automotive, Inc. — Class A	989	16,922
The Buckle, Inc.	624	16,218
The Cato Corporation — Class A	553	20,859

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Specialty Retail (continued)
Tile Shop Holdings, Inc. (a)	1,083	$21,530
Vitamin Shoppe, Inc. (a)	550	16,814
		371,908
Technology Hardware, Storage & Peripherals (0.3%):
Electronics For Imaging, Inc. (a)	631	27,158
Super Micro Computer, Inc. (a)	341	8,474
		35,632
Textiles, Apparel & Luxury Goods (0.8%):
Fossil Group, Inc. (a)	187	5,335
G-III Apparel Group, Ltd. (a)	273	12,482
Movado Group, Inc.	451	9,778
Steven Madden Ltd. (a)	563	19,243
Tumi Holdings, Inc. (a)	733	19,600
Wolverine World Wide, Inc.	966	19,629
		86,067
Thrifts & Mortgage Finance (3.4%):
Astoria Financial Corporation	1,616	24,773
Beneficial Bancorp, Inc. (a)	2,581	32,830
BofI Holding, Inc. (a)	498	8,820
Capitol Federal Financial, Inc.	3,166	44,166
Essent Group Ltd. (a)	1,132	24,689
EverBank Financial Corporation	1,663	24,712
Flagstar Bancorp, Inc. (a)	1,122	27,388
LendingTree, Inc (a)	82	7,243
MGIC Investment Corporation (a)	2,483	14,774
Northwest Bancshares, Inc.	2,596	38,499
Provident Financial Services, Inc.	1,539	30,226
Radian Group, Inc.	1,816	18,923
Washington Federal, Inc.	1,262	30,616
WSFS Financial Corporation	845	27,200
		354,859
Tobacco (0.3%):
Vector Group Ltd.	1,418	31,792
Trading Companies & Distributors (1.5%):
Applied Industrial Technologies, Inc.	681	30,740
BMC Stock Holdings, Inc. (a)	1,120	19,958
GATX Corporation	416	18,292
Kaman Corporation	844	35,887
Rush Enterprises, Inc. — Class A (a)	919	19,804
Textainer Group Holdings Ltd.	615	6,851
WESCO International, Inc. (a)	379	19,515
		151,047
Water Utilities (0.8%):
American States Water Company	612	26,818
California Water Service Group	875	30,564
See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Water Utilities (continued)
SJW Corporation	693	$27,290
		84,672
Wireless Telecommunication Services (0.2%):
Shenandoah Telecommunications Company	665	25,975
Total Common Stocks (Cost $10,269,166)		10,287,121
Short-Term Investments (0.2%)
Money Market Funds (0.2%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (b)	19,088	19,088
Total Short-Term Investments (Cost $19,088)		19,088
Total Investments — 100.0% (Cost $10,288,254)		10,306,209
Liabilities in excess of other assets — 0.0% (c)		(2,690)
NET ASSETS — 100.0%		$10,303,519

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of June 30, 2016.

(c)  Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.2%)
Australia (4.5%):
Amcor Ltd.	2,625	$29,229
AMP Ltd.	7,176	27,616
Asciano Ltd.	3,885	25,700
Australia & New Zealand Banking Group Ltd.	1,380	24,824
Brambles Ltd.	3,156	29,163
Caltex Australia Ltd.	1,245	29,620
CIMIC Group Ltd.	983	26,209
Commonwealth Bank of Australia	547	30,339
CSL Ltd.	468	39,155
Insurance Australia Group Ltd.	6,914	28,103
Macquarie Group Ltd.	531	27,286
National Australia Bank Ltd.	1,364	25,869
Newcrest Mining Ltd. (a)	1,253	21,493
QBE Insurance Group Ltd.	3,267	25,413
Ramsay Health Care Ltd.	634	33,931
Suncorp Group Ltd.	3,196	29,032
Telstra Corporation Ltd.	8,897	36,893
TPG Telecom Ltd.	3,489	30,965
Wesfarmers Ltd.	1,094	32,718
Westpac Banking Corporation	1,102	24,163
		577,721
Austria (0.1%):
Erste Group Bank AG	768	17,310
Belgium (1.8%):
Ageas	855	29,400
Anheuser-Busch InBev SA/NV	237	30,930
Colruyt SA	649	35,706
Groupe Bruxelles Lambert SA	451	36,767
Proximus SADP	855	27,018
Solvay SA — Class A	245	22,670
Telenet Group Holding NV (a)	681	30,917
UCB SA	325	24,237
		237,645
Canada (10.3%):
Alimentation Couche-Tard, Inc. — Class B (a)	800	34,354
Bank of Montreal (a)	800	50,745
Bank of Nova Scotia (a)	800	39,203
BCE, Inc.	800	37,859
Brookfield Asset Management, Inc. — Class A (a)	800	26,465
Canadian Imperial Bank of Commerce (a)	800	60,089
Canadian National Railway Company (a)	800	47,240
Canadian Utilities Ltd. — Class A (a)	800	23,177
CGI Group, Inc. — Class A (a)	800	34,175
CI Financial Corporation (a)	1,600	33,376
Dollarama, Inc. (a)	800	55,854
Fortis, Inc.	1,600	54,083

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Canada (continued)
Franco-Nevada Corporation	800	$60,832
Gildan Activewear, Inc. (a)	1,600	46,862
Great-West Lifeco, Inc.	1,600	42,206
IGM Financial, Inc. (a)	800	21,778
Imperial Oil Ltd. (a)	800	25,314
Inter Pipeline Ltd. (a)	1,600	33,933
Loblaw Companies Ltd. (a)	800	42,794
lululemon athletica, Inc. (a)	269	19,868
Magna International, Inc. (a)	800	28,082
Manulife Financial Corporation (a)	2,400	32,825
Metro, Inc. (a)	1,600	55,742
National Bank of Canada	800	27,363
Pembina Pipeline Corporation (a)	800	24,310
Potash Corporation of Saskatchewan, Inc.	800	13,004
Power Corporation of Canada	1,600	34,057
Power Financial Corporation	1,600	36,720
Rogers Communications, Inc. — Class B	800	32,385
Royal Bank of Canada (a)	800	47,271
Saputo, Inc. (a)	1,600	47,519
Shaw Communications, Inc. — Class B (a)	2,400	46,070
Sun Life Financial, Inc. (a)	800	26,280
TELUS Corporation	1,600	51,519
Toronto-Dominion Bank (a)	800	34,354
		1,327,708
Denmark (1.8%):
Chr. Hansen Holding A/S	404	26,397
Danske Bank A/S	863	22,586
DSV A/S	610	25,503
Genmab A/S (a)	158	28,526
ISS A/S	966	36,207
Novo Nordisk A/S — Class B	412	22,014
Novozymes A/S — Class B	499	23,796
Pandora A/S	182	24,631
Vestas Wind System A/S	301	20,323
		229,983
Finland (1.3%):
Kone OYJ — Class B	530	24,262
Neste OYJ	712	25,387
Nokia OYJ	3,388	19,194
Sampo OYJ — Class A	657	26,634
Stora Enso OYJ — Class R	2,256	17,976
UPM-Kymmene OYJ	1,298	23,624
Wartsila OYJ Abp	586	23,769
		160,846
France (8.8%):
Accor SA	483	18,594
Aeroports de Paris	309	33,959

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
France (continued)
Air Liquide SA	245	$25,574
Airbus Group SE	332	19,059
Atos SE	380	31,430
AXA SA	1,005	19,858
BNP Paribas SA	427	18,838
Bollore SA	6,547	22,160
Bureau Veritas SA	1,512	31,889
Capgemini SA	309	26,816
Carrefour SA	815	20,088
Christian Dior SE	135	21,693
Cie de Saint-Gobain	570	21,732
Cie Generale des Etablissements Michelin	317	29,976
CNP Assurances	1,544	22,815
Credit Agricole SA	1,710	14,346
Danone SA	427	30,048
Dassault Systemes	396	30,006
Eiffage SA	364	25,938
Essilor International SA	222	29,281
Eutelsat Communications SA	982	18,553
Hermes International	79	29,541
Iliad SA	111	22,481
Ingenico Group SA	198	23,094
JCDecaux SA	625	21,075
Kering	111	17,917
Legrand SA	538	27,649
L'Oreal SA	166	31,686
LVMH Moet Hennessy Louis Vuitton SE	127	19,168
Natixis SA	3,388	12,817
Numericable-SFR SA	459	11,520
Orange SA	1,314	21,370
Pernod Ricard SA	253	28,105
Peugeot SA (a)	1,108	13,298
Publicis Groupe SA	420	28,213
Renault SA	190	14,431
Sanofi	309	25,691
Sartorius Stedim Biotech	380	25,716
Schneider Electric SE	372	21,905
Scor SE	760	22,625
Societe BIC SA	182	25,641
Societe Generale SA	459	14,370
Sodexo SA	261	28,026
Suez	1,457	22,766
Thales SA	348	28,968
Valeo SA	404	17,992
Veolia Environnement SA	1,203	25,993
Vinci SA	427	30,180
		1,124,891
Germany (5.8%):
Allianz SE	198	28,082

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Germany (continued)
BASF SE	380	$28,946
Bayer AG	230	22,972
Bayerische Motoren Werk AG	261	19,056
Beiersdorf AG	332	31,277
Brenntag AG	507	24,436
Commerzbank AG	2,098	13,560
Continental AG	119	22,358
Daimler AG	325	19,303
Deutsche Boerse AG	325	26,524
Deutsche Post AG	1,085	30,313
Deutsche Telekom AG	1,457	24,706
Evonik Industries AG	974	28,903
Fresenius Medical Care AG & Company KGaA	325	28,143
Fresenius SE & Company KGaA	396	28,925
Hannover Rueck SE	269	28,005
HOCHTIEF AG	237	30,430
Infineon Technologies AG	1,647	23,715
Linde AG	182	25,318
Merck KGaA	293	29,606
Muenchener Rueckversicherungs-Gesellschaft AG — Class R	190	31,681
ProSiebenSat.1 Media AG	538	23,413
SAP SE	420	31,303
Siemens AG	293	29,853
Symrise AG	459	31,148
Talanx AG	990	29,257
United Internet AG	499	20,600
Vonovia SE	784	28,494
		740,327
Hong Kong (8.8%):
AIA Group Ltd.	4,800	28,677
Bank Of East Asia Ltd.	8,000	30,729
Beijing Enterprise Holdings Ltd.	4,000	22,583
BOC Hong Kong Holdings Ltd.	8,000	23,923
Cathay Pacific Airways Ltd.	16,000	23,346
China Gas Holdings Ltd.	16,000	24,377
China Mobile Ltd.	4,000	45,707
China Resources Land Ltd.	16,000	37,329
China Resources Power Holdings Company Ltd.	16,000	23,841
China State Construction International Holdings Ltd.	16,000	21,077
China Taiping Insurance Holdings Company Ltd. (a)	6,400	11,912
China Unicom Hong Kong Ltd.	16,000	16,540
Chow Tai Fook Jewellery Group Ltd.	33,200	23,794
CITIC Ltd.	16,000	23,263
CK Hutchison Holdings Ltd.	4,000	43,593
CLP Holdings Ltd.	4,000	40,732
Dairy Farm International Holdings Ltd.	6,300	42,462
Goldin Financial Holdings Ltd. (a)	16,000	10,064
Guangdong Investment Ltd.	16,000	24,295
Hang Lung Properties Ltd.	16,000	32,214

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Hong Kong (continued)
Hang Seng Bank Ltd.	1,600	$27,285
Henderson Land Development Company Ltd.	7,800	43,785
Hong Kong & China Gas Company Ltd.	23,400	42,649
Hong Kong Exchanges and Clearing Ltd.	800	19,345
Hongkong Land Holdings Ltd.	5,500	33,495
Jardine Strategic Holdings Ltd.	800	24,144
MTR Corporation Ltd.	8,000	40,422
New World China Land Ltd. (b)	24,000	24,130
New World Development Company Ltd.	63,000	63,746
Power Assets Holdings Ltd.	4,000	36,633
Swire Pacific Ltd. — Class A	4,000	45,166
Swire Properties Ltd.	12,600	33,376
Techtronic Industries Company Ltd.	8,000	33,256
WH Group Ltd. (Acquired 09/18/15 through 04/12/16, Cost $21,512) (c)	35,500	27,821
Wharf Holdings Ltd.	8,000	48,414
Wheelock & Company, Ltd.	8,000	37,380
		1,131,505
Ireland (2.0%):
Accenture PLC — Class A	309	35,007
AerCap Holdings NV (a)	475	15,955
Bank of Ireland (a)	63,020	12,763
CRH PLC	784	22,805
DCC PLC	388	34,013
Experian PLC	1,654	31,091
Jazz Pharmaceuticals PLC (a)	151	21,338
Kerry Group PLC — Class A	396	35,188
Paddy Power Betfair PLC	174	18,288
XL Group PLC	1,022	34,043
		260,491
Israel (1.2%):
Bank Hapoalim BM	6,268	31,507
Bezeq Israeli Telecommunication Corporation Ltd.	9,914	19,612
Check Point Software Technologies Ltd. (a)	372	29,641
Mobileye NV (a)	452	20,855
Taro Pharmaceutical Industries Ltd. (a)	206	29,994
Teva Pharmaceutical Industries Ltd.	365	18,300
		149,909
Italy (1.5%):
Assicurazioni Generali SpA	1,662	19,459
Atlantia SpA	1,013	25,148
EXOR SpA	562	20,569
Intesa Sanpaolo SpA	6,404	12,096
Luxottica Group SpA	388	18,791
Prada SpA	5,500	16,979
Snam SpA	5,882	34,988
Terna Rete Elettrica Nazionale SpA	6,088	33,740

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Italy (continued)
UniCredit SpA	3,966	$8,670
		190,440
Japan (18.8%):
Aisin Seiki Company Ltd.	800	32,034
Asahi Group Holdings Ltd.	800	25,612
Astellas Pharma, Inc.	1,600	24,791
Bridgestone Corporation	800	25,325
Canon, Inc.	800	22,563
Chubu Electric Power Company, Inc.	1,600	22,443
Chugai Pharmaceutical Company, Ltd.	800	28,161
Dai-ichi Life Insurance Company Ltd.	1,600	17,462
Daiichi Sankyo Company, Ltd.	800	19,162
Daiwa House Industry Company Ltd.	800	23,102
Daiwa Securities Group, Inc.	8,000	41,640
Dentsu, Inc.	800	36,953
Fuji Heavy Industries Ltd.	800	26,944
FUJIFILM Holdings Corporation	800	30,554
Hankyu Hanshin Holdings, Inc.	8,000	59,033
Hitachi Ltd.	8,000	32,840
Honda Motor Company Ltd.	800	19,929
Isuzu Motors Ltd.	1,600	19,344
ITOCHU Corporation	1,600	19,205
Japan Airlines Company Ltd.	800	25,503
Japan Exchange Group, Inc.	1,600	18,097
Japan Tobacco, Inc.	800	31,786
JFE Holdings, Inc.	1,600	20,375
Kao Corporation	800	45,932
KDDI Corporation	800	24,117
Kintetsu Group Holdings Company, Ltd.	8,000	33,932
Komatsu Ltd.	1,600	27,417
Kubota Corporation	1,600	21,188
Kyocera Corporation	800	37,511
Kyowa Hakko Kirin Company Ltd.	800	13,449
M3, Inc.	800	27,502
Marubeni Corporation	4,000	17,799
Mazda Motor Corporation	800	10,528
Mitsubishi Corporation	1,600	27,704
Mitsubishi Heavy Industries Ltd.	8,000	31,562
Mitsubishi Motors Corporation	3,200	14,534
Mitsubishi UFJ Financial Group, Inc.	4,800	21,191
Mitsui & Company Ltd.	1,600	18,802
Mizuho Financial Group, Inc.	14,300	20,536
Nexon Company Ltd	800	11,675
Nidec Corp.	800	59,823
Nippon Paint Holdings Company Ltd.	800	19,383
Nippon Steel & Sumitomo Metal Corporation	800	15,169
Nissan Motor Company, Ltd.	2,400	21,333
Nomura Holdings, Inc.	4,000	14,146
Nomura Research Institute Ltd.	760	27,525

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Japan (continued)
NTT DOCOMO, Inc.	800	$21,432
Obayashi Corporation	2,400	25,217
Oracle Corporation Japan	800	42,222
Oriental Land Company Ltd.	800	51,317
ORIX Corporation	1,600	20,266
Osaka Gas Company Ltd.	8,000	30,399
Panasonic Corporation	2,400	20,476
Rakuten, Inc.	2,400	25,623
Recruit Holdings Company Ltd.	800	28,935
Renesas Electronics Corporation	3,200	17,942
Resona Holdings, Inc.	5,500	19,813
Ricoh Company Ltd.	1,600	13,697
Santen Pharmaceutical Company Ltd.	1,600	24,791
Secom Company, Ltd.	800	58,514
Seiko Epson Corporation	800	12,651
Sekisui House Ltd.	1,600	27,572
Seven & i Holdings Company, Ltd.	800	33,165
Shimizu Corporation	8,351	77,311
Shin-Etsu Chemical Company Ltd.	800	46,188
Shionogi & Company, Ltd	800	43,136
Shiseido Company Ltd.	800	20,429
SoftBank Group Corporation	800	44,848
Sompo Japan Nipponkoa Holdings, Inc.	800	20,905
Sumitomo Chemical Company Ltd.	8,000	32,383
Sumitomo Electric Industries Ltd.	800	10,385
Sumitomo Mitsui Financial Group, Inc.	800	22,668
Sumitomo Mitsui Trust Holdings, Inc.	8,000	25,550
Suntory Beverage & Food Ltd.	800	35,791
Suzuki Motor Corporation	800	21,332
Sysmex Corporation	800	54,152
T&D Holdings, Inc.	1,600	13,308
Taisei Corporation	8,000	64,920
Terumo Corporation	800	33,661
Tohoku Electric Power Company, Inc.	1,600	19,941
Tokyo Electric Power Company, Inc.	3,200	13,387
Tokyo Electron Ltd.	800	66,431
Unicharm Corporation	800	17,702
Yahoo Japan Corporation	5,500	24,074
Yakult Honsha Company Ltd.	800	40,904
		2,409,054
Netherlands (1.4%):
Akzo Nobel NV	427	26,712
ASML Holding NV	230	22,561
Heineken NV	356	32,700
Koninklijke Ahold NV	1,243	27,451
NN Group NV	950	26,140
Randstad Holding NV	435	17,454
Wolters Kluwer NV	760	30,835
		183,853

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Norway (1.1%):
DNB ASA	1,766	$20,965
Gjensidige Forsikring ASA	1,805	29,915
Marine Harvest ASA	2,186	36,439
Orkla ASA	4,403	38,854
Yara International ASA	618	19,481
		145,654
Portugal (0.4%):
EDP-Energias de Portugal SA	8,866	27,097
Jeronimo Martins SGPS SA	1,425	22,393
		49,490
Singapore (2.6%):
Broadcom Ltd.	127	19,736
CapitaLand Ltd.	12,700	28,943
DBS Group Holdings Ltd.	3,200	37,437
Jardine Cycle & Carriage Ltd.	800	21,676
Keppel Corporation Ltd.	4,800	19,598
Oversea-Chinese Banking Corporation Ltd.	5,600	36,125
Singapore Airlines Ltd.	4,800	37,984
Singapore Technologies Engineering Ltd.	12,700	29,697
Singapore Telecommunications Ltd.	11,900	36,484
United Overseas Bank Ltd.	2,400	32,817
Wilmar International Ltd.	11,900	28,798
		329,295
Spain (3.1%):
Abertis Infraestructuras SA	1,813	26,558
ACS Actividades de Construccion y Servicios SA	784	21,225
Aena SA (Acquired 03/18/16 through 04/12/16, Cost $37,872) (a) (c)	293	38,450
Amadeus IT Holding SA	720	31,382
Banco de Sabadell SA	11,241	14,708
Banco Santander SA	4,219	16,055
Bankia SA	19,474	13,961
Enagas SA	1,282	38,847
Ferrovial SA	1,528	29,565
Gas Natural SDG SA	1,544	30,268
Grifols SA	1,330	29,903
Iberdrola SA	6,056	40,909
Industria de Diseno Textil SA	776	25,757
Red Electrica Corporation SA	467	41,548
		399,136
Sweden (3.3%):
Alfa Laval AB	1,306	20,376
Assa Abloy AB — Class B	1,267	25,772
Atlas Copco AB — Class A	855	21,959
Autoliv, Inc.	214	22,994
Hennes & Mauritz AB — Class B	839	24,444
Hexagon AB — Class B	641	23,176
L E Lundbergforetagen AB — Class B	657	37,172

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Sweden (continued)
Meda AB — Class A	602	$10,879
Nordea Bank AB	2,399	20,103
Skandinaviska Enskilda Banken AB — Class A	2,280	19,659
Skanska AB — Class B	1,203	24,940
SKF AB — Class B	1,227	19,448
Svenska Cellulosa AB SCA — Class B	910	28,933
Svenska Handelsbanken AB — Class A	1,781	21,429
Swedbank AB — Class A	1,259	26,145
Swedish Match AB	1,093	37,787
Telefonaktiebolaget LM Ericsson — Class B	2,494	18,954
Volvo AB — Class B	2,114	20,738
		424,908
Switzerland (7.4%):
ABB Ltd.	1,765	34,559
Actelion Ltd.	190	31,754
Baloise Holding AG	332	36,787
Chubb Ltd.	325	42,481
Cie Financiere Richemont SA	396	23,014
Coca-Cola HBC AG	1,298	26,092
EMS-Chemie Holding AG	63	32,419
Galenica AG	8	10,740
Garmin Ltd.	547	23,204
Geberit AG	95	35,801
Givaudan SA	24	48,074
Julius Baer Group Ltd.	578	22,972
Kuehne + Nagel International AG — Class R	285	39,751
LafargeHolcim Ltd.	506	21,007
Lonza Group AG	190	31,365
Nestle SA	538	41,404
Novartis AG	412	33,816
Partners Group Holding AG	79	33,716
Roche Holdings AG	142	37,241
Schindler Holding AG	182	32,803
SGS SA	24	54,710
Sika AG	8	33,393
Sonova Holding AG	285	37,650
Swatch Group AG	71	20,577
Swiss Life Holding AG	135	30,954
Swiss Re AG	396	34,369
Swisscom AG	71	35,096
Syngenta AG	55	21,071
TE Connectivity Ltd.	467	26,670
UBS Group AG	1,591	20,480
		953,970
United Kingdom (13.0%):
Admiral Group PLC	1,092	29,511
Aon PLC	349	38,121
ARM Holdings PLC	1,575	23,714

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
United Kingdom (continued)
Associated British Foods PLC	712	$25,772
AstraZeneca PLC	451	26,820
Aviva PLC	4,021	21,085
Babcock International Group PLC	2,304	27,743
BAE Systems PLC	4,702	32,800
Barratt Developments PLC	3,269	17,642
Berkeley Group Holdings PLC	507	17,029
British American Tobacco PLC	649	41,843
BT Group PLC	4,433	24,196
Bunzl PLC	1,346	41,249
Burberry Group PLC	1,092	16,863
Compass Group PLC	1,971	37,312
Delphi Automotive PLC	293	18,342
Diageo PLC	1,401	38,915
Direct Line Insurance Group PLC	6,317	28,996
easyJet PLC	1,259	18,202
GKN PLC	5,256	18,871
Hargreaves Lansdown PLC	1,322	21,876
Imperial Brands PLC	689	37,180
Informa PLC	3,657	35,466
Inmarsat PLC	1,908	20,435
InterContinental Hotels Group PLC	507	18,581
Intertek Group PLC	641	29,688
ITV PLC	8,731	20,887
J. Sainsbury PLC	6,436	19,903
Johnson Matthey PLC	595	22,174
Kingfisher PLC	5,826	25,013
Legal & General Group PLC	8,113	20,596
London Stock Exchange Group PLC	546	18,397
Marks & Spencer Group PLC	5,288	22,435
Merlin Entertainments PLC (Acquired 03/18/16 through 04/14/16, Cost $33,375) (c)	5,026	29,460
Michael Kors Holdings Ltd. (a)	301	14,893
National Grid PLC	3,119	45,508
Next PLC	372	24,415
Old Mutual PLC	6,673	17,794
Pentair PLC	436	25,414
Persimmon PLC	902	17,375
Provident Financial PLC	586	17,943
Prudential PLC	1,132	18,943
Reckitt Benckiser Group PLC	388	38,688
RELX NV	1,647	28,531
RELX PLC	2,074	37,992
Rio Tinto PLC	617	18,843
Royal Mail PLC	5,161	34,422
RSA Insurance Group PLC	2,881	19,158
SABMiller PLC	427	24,841
Sage Group PLC	3,420	29,389
Schroders PLC	641	20,105

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
United Kingdom (continued)
Severn Trent PLC	1,441	$46,712
Sky PLC	2,438	27,523
Smith & Nephew PLC	1,868	31,508
SSE PLC	1,615	33,411
St James's Place PLC	1,924	20,106
Standard Life PLC	5,185	20,266
Taylor Wimpey PLC	9,721	17,121
Travis Perkins PLC	1,203	23,606
Unilever PLC	736	35,067
United Utilities Group PLC	3,000	41,335
Whitbread PLC	586	27,242
WPP PLC	1,346	27,810
		1,673,078
United States (0.2%):
Shire PLC	412	25,455
Total Common Stocks (Cost $13,337,402)		12,742,669
Short-Term Investments (0.3%)
Money Market Funds (0.3%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (d)	36,088	36,088
Total Short-Term Investments (Cost $36,088)		36,088
Total Investments — 99.5% (Cost $13,373,490)		12,778,757
Other assets in excess of liabilities — 0.5%		65,130
NET ASSETS — 100.0%		$12,843,887

(a)  Non-income producing security.

(b)  As of June 30, 2016, the Fund has fair valued this security. The value of this security was $24,130 or 0.19% of net assets.

(c)  Restricted security as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securites total $95,731 or 0.75% of net assets.

(d)  Annualized seven-day yield as of June 30, 2016.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	Mini MSCI EAFE Future, September 2016	$80,760	$2,561
			$2,561

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.3%)
Brazil (3.7%):
Ambev SA	6,000	$35,582
Banco do Brasil SA	4,000	21,169
BB Seguridade Participacoes SA	2,000	17,377
BRF SA	2,000	27,924
CCR SA	4,000	20,920
Cielo SA	3,060	32,150
CPFL Energia SA	4,060	25,911
Equatorial Energia SA	4,000	60,679
Hypermarcas SA	2,000	14,476
JBS SA	4,000	12,452
Kroton Educacional SA	4,000	16,898
Lojas Renner SA	4,000	29,599
Natura Cosmeticos SA	2,000	15,870
Raia Drogasil SA	1,000	19,761
Tim Participacoes SA	8,000	16,810
Tractebel Energia SA	3,000	35,787
Ultrapar Participacoes SA	2,000	44,205
WEG SA	5,000	21,371
		468,941
Chile (3.7%):
AES Gener SA	81,434	39,883
Aguas Andinas SA — Class A	131,998	75,784
Banco de Chile	529,824	56,659
Banco do Credito e Inversiones	857	37,148
Banco Santander-Chile	802,223	38,773
Cia Cervecerias Unidas SA	2,886	33,814
Colbun SA	130,176	31,525
Empresa Nacional de Electricidad SA	40,598	37,539
Empresas COPEC SA	3,912	34,281
Enersis Americas SA	233,477	40,016
SACI Falabella	5,866	44,650
		470,072
China (13.0%):
3SBio, Inc. (Acquired 03/22/16 through 05/13/16, Cost $25,370) (a) (b) (c)	20,000	20,495
Anhui Conch Cement Company Ltd. — Class H	5,000	12,000
ANTA Sports Products Ltd.	10,000	19,979
AviChina Industry & Technology Company Ltd. — Class H	20,000	13,844
BAIC Motor Corporation Ltd. — Class H (Acquired 03/22/16 through 05/13/16, Cost $14,988) (b) (c)	20,000	14,050
Bank of China Ltd. — Class H	60,000	23,898
Bank of Communications Company Ltd. — Class H	40,000	25,212
BBMG Corporation — Class H	30,000	8,933
Beijing Capital International Airport Company Ltd. — Class H	20,000	21,655
Beijing Jingneng Clean Energy Company Ltd. — Class H	40,000	12,993
Belle International Holdings Ltd.	30,000	17,556
Biostime International Holdings Ltd. (a)	5,000	16,692

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
China (continued)
BYD Company Ltd. — Class H (a)	5,000	$29,936
CAR, Inc. (a)	10,000	9,706
CGN Power Company Ltd. — Class H (Acquired 03/22/16 through 05/13/16, Cost $19,508) (b) (c)	60,000	16,628
China Cinda Asset Management Company Ltd. — Class H	60,000	20,185
China CITIC Bank Corporation Ltd. — Class H	50,000	30,355
China Communications Construction Company Ltd. — Class H	20,000	21,397
China Communications Services Corporation Ltd. — Class H	40,000	20,830
China Conch Venture Holdings Ltd.	10,000	19,799
China Construction Bank Corporation — Class H	40,000	26,398
China Eastern Airlines Corporation Ltd. — Class H (a)	40,000	19,902
China Galaxy Securities Company Ltd. — Class H	20,000	17,865
China Hongqiao Group Ltd.	15,000	10,054
China Huishan Dairy Holdings Company Ltd.	70,000	28,602
China Longyuan Power Group Corporation Ltd. — Class H	40,000	33,101
China Machinery Engineering Corporation — Class H	20,000	12,967
China Medical System Holdings Ltd.	10,000	15,210
China Mengniu Dairy Company Ltd.	10,000	17,375
China Molybdenum Company Ltd. — Class H	90,000	20,069
China National Building Material Company Ltd. — Class H	40,000	17,427
China Railway Construction Corporation Ltd. — Class H (a)	10,000	12,464
China Railway Group Ltd. — Class H (a)	20,000	14,849
China Shenhua Energy Company Ltd. — Class H	10,000	18,381
China Shipping Development Company Ltd.	20,000	11,266
China Southern Airlines Company Ltd. — Class H	40,000	22,531
China Telecom Corporation Ltd. — Class H	60,000	26,759
China Vanke Company Ltd. — Class H	7,000	13,715
China Zhongwang Holdings Ltd.	28,000	12,415
Chongqing Rural Commercial Bank Company Ltd. — Class H	30,000	15,158
CNOOC Ltd.	10,000	12,400
Country Garden Holdings Company Ltd.	50,000	21,010
CSPC Pharmaceutical Group Ltd.	20,000	17,788
Dalian Port PDA Company Ltd. — Class H	40,000	17,994
Dalian Wanda Commercial Properties Company Ltd. — Class H (Acquired 03/22/16 through 05/30/16, Cost $23,818) (b) (c)	4,000	24,542
Dongfeng Motor Group Company Ltd. — Class H	20,000	20,830
Evergrande Real Estate Group Ltd.	30,000	18,368
FIH Mobile Ltd.	50,000	16,048
Fosun International Ltd.	10,000	12,890
Geely Automobile Holdings Ltd.	50,000	27,004
GOME Electrical Appliances Holding Ltd.	80,000	9,487
Great Wall Motor Company Ltd. — Class H	15,000	12,413
Guangzhou R&F Properties Company Ltd. — Class H	16,000	20,149
Haitian International Holdings Ltd.	20,000	35,163
Hengan International Group Company Ltd.	5,000	41,698
Huaneng Power International, Inc. — Class H	40,000	24,645
Huaneng Renewables Corporation Ltd. — Class H	60,000	19,876
Jiangsu Expressway Company Ltd. — Class H	20,000	27,790
Jiangxi Copper Company Ltd. — Class H	10,000	11,124

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
China (continued)
Kingsoft Corporation Ltd.	10,000	$19,257
Longfor Properties Company Ltd.	15,000	19,451
Minth Group Ltd.	20,000	64,578
People's Insurance Company Group of China Ltd. — Class H	60,000	22,970
PetroChina Company Ltd. — Class H	20,000	13,637
Ping An Insurance Group Company of China Ltd. — Class H	5,000	22,009
Qinqin Foodstuffs Group Cayman Company Ltd. (a) (d)	1,000	1,257
Shanghai Jin Jiang International Hotels Group Company Ltd. — Class H	40,000	13,044
Shengjing Bank Company Ltd. — Class H (Acquired 03/22/16 through 05/13/16, Cost $13,345) (b) (c)	10,000	10,299
Sihuan Pharmaceutical Holdings Group Ltd.	30,000	5,684
Sino-Ocean Land Holdings Ltd.	35,000	15,113
Sinopec Engineering Group Company Ltd. — Class H	20,000	18,046
Sinopharm Group Company Ltd. — Class H	4,000	19,051
Sunny Optical Technology Group Company Ltd.	10,000	34,996
Tencent Holdings Ltd.	1,000	22,699
Tingyi Cayman Islands Holding Corporation	20,000	18,845
Tong Ren Tang Technologies Company Ltd. — Class H	10,000	16,525
TravelSky Technology Ltd. — Class H	10,000	19,206
Want Want China Holdings Ltd.	40,000	28,357
Weichai Power Company Ltd. — Class H	10,000	10,235
Xinyi Solar Holdings Ltd.	40,000	15,726
Yanzhou Coal Mining Company Ltd. — Class H	20,000	12,916
Zhaojin Mining Industry Company Ltd. — Class H	15,000	15,835
Zhejiang Expressway Company Ltd. — Class H	20,000	18,793
Zhuzhou CRRC Times Electric Comapny Ltd.	5,000	27,455
Zijin Mining Group Company Ltd. — Class H	60,000	20,031
		1,639,885
Colombia (0.6%):
Almacenes Exito SA	3,605	17,526
Grupo Argos SA	4,421	28,425
Grupo de Inversiones Suramericana SA	2,327	30,577
		76,528
Czech Republic (0.5%):
CEZ AS	1,883	31,999
Komercni banka as	747	27,876
		59,875
Egypt (0.1%):
Commercial International Bank Egypt SAE	4,348	19,502
Greece (0.1%):
OPAP SA	1,644	11,348
Hungary (0.2%):
Richter Gedeon Nyrt	1,594	31,655
India (11.4%):
ACC Ltd.	1,915	45,851
Adani Ports & Special Economic Zone Ltd.	6,423	19,684

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
India (continued)
Amara Raja Batteries Ltd.	1,736	$22,340
Asian Paints Ltd.	2,025	30,101
Aurobindo Pharma Ltd.	2,005	22,057
Bajaj Auto Ltd.	798	31,804
Bajaj Finserv Ltd.	918	31,576
Bharti Airtel Ltd.	5,436	29,542
Bharti Infratel Ltd.	2,853	14,585
Britannia Industries Ltd.	708	28,941
Cadila Healthcare Ltd.	4,129	20,078
Castrol India Ltd.	5,506	30,918
Cipla Ltd.	3,780	28,058
Coal India Ltd.	4,748	22,018
Colgate-Palmolive India Ltd.	3,082	41,941
Cummins India Ltd.	1,905	23,960
Dabur India Ltd.	8,318	38,038
Divi's Laboratories Ltd.	1,865	30,662
Dr Reddy's Laboratories Ltd.	479	23,999
Eicher Motors Ltd.	80	22,784
Emami Ltd.	1,646	26,832
Glenmark Pharmaceuticals Ltd.	1,835	21,724
Godrej Consumer Products Ltd.	1,207	28,742
HCL Technologies Ltd.	2,125	22,997
Hindustan Zinc Ltd.	7,810	20,892
Housing Development Finance Corporation Ltd.	1,576	29,271
ICICI Bank Ltd.	7,710	27,478
Idea Cellular Ltd.	15,111	23,866
Indiabulls Housing Finance Ltd.	2,164	21,515
IndusInd Bank Ltd.	2,174	35,804
Infosys Ltd.	1,466	25,430
Larsen & Toubro Ltd.	1,436	31,839
Lupin Ltd.	938	21,398
Mahindra & Mahindra Ltd.	1,416	29,999
Marico Ltd.	7,730	30,189
Motherson Sumi Systems Ltd.	4,748	20,407
Oracle Financial Services Software Ltd.	638	32,746
Petronet LNG Ltd.	6,503	28,346
Pidilite Industries Ltd.	3,391	36,168
Piramal Enterprises Ltd.	1,586	33,979
Rajesh Exports Ltd.	1,356	8,686
Reliance Industries Ltd.	1,666	23,922
Reliance Power Ltd.	25,444	19,358
State Bank of India	8,428	27,321
Sun Pharmaceutical Industries Ltd.	1,805	20,407
Tata Consultancy Services Ltd.	1,147	43,387
Tech Mahindra Ltd.	4,289	32,138
Torrent Pharmaceuticals Ltd.	1,117	22,720
UltraTech Cement Ltd.	648	32,748
UPL Ltd.	3,431	27,963
Wipro Ltd.	4,877	40,316

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
India (continued)
Zee Entertainment Enterprises Ltd.	4,259	$28,806
		1,436,331
Indonesia (3.3%):
AKR Corporindo Tbk PT	31,900	15,452
Astra International Tbk PT	36,900	20,667
Bank Central Asia Tbk PT	23,900	24,104
Bank Mandiri Persero Tbk PT	28,900	20,834
Bank Rakyat Indonesia Persero Tbk PT	21,900	17,901
Charoen Pokphand Indonesia Tbk PT	51,900	14,730
Gudang Garam Tbk PT	4,000	20,889
Hanjaya Mandala Sampoerna Tbk PT	50,000	14,380
Indocement Tunggal Prakarsa Tbk PT	11,000	14,049
Indofood CBP Sukses Makmur Tbk PT	17,000	22,163
Jasa Marga Persero Tbk PT	51,900	20,721
Kalbe Farma Tbk PT	192,500	22,291
Matahari Department Store Tbk PT	13,000	19,678
Mitra Keluarga Karyasehat Tbk PT (Acquired 03/22/16 through 05/13/16, Cost $24,569) (c)	130,700	27,204
Perusahaan Gas Negara Persero Tbk	78,800	13,956
Semen Indonesia Perero Tbk PT	21,900	15,498
Surya Citra Media Tbk PT	78,800	19,681
Telekomunikasi Indonesia Persero Tbk PT	103,700	31,238
Unilever Indonesia Tbk PT	7,000	23,881
Waskita Karya Persero Tbk PT	172,600	33,312
		412,629
Malaysia (9.2%):
AMMB Holdings Bhd	27,000	29,736
Astro Malaysia Holdings Bhd	46,000	33,432
Axiata Group Bhd	19,000	26,534
British American Tobacco Malaysia Bhd	3,000	39,216
CIMB Group Holdings Bhd	27,000	29,267
Dialog Group BHD	80,900	30,903
DiGi.com Bhd	28,000	33,199
Gamuda Bhd	25,000	30,138
Genting Bhd	13,000	26,442
Genting Malaysia Bhd	24,000	26,491
Genting Plantations Bhd	12,000	31,611
HAP Seng Consolidated Bhd	15,000	28,724
Hartalega Holdings Bhd	23,000	24,703
Hong Leong Bank Bhd	16,000	52,308
IHH Healthcare Bhd	33,000	54,025
IJM Corporation Bhd	38,000	32,896
Kuala Lumpur Kepong Bhd	6,000	34,617
Malakoff Corporation Bhd	61,900	24,567
Malayan Banking Bhd	19,000	38,363
Maxis Bhd	19,000	27,759
MISC Bhd	17,000	31,457

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	19,000	$31,152
Petronas Dagangan Bhd	8,000	46,434
Petronas Gas Bhd	10,000	54,570
PPG Group Bhd	9,000	36,835
Public Bank Bhd	14,000	67,369
RHB Capital Bhd	29,997	38,096
SapuraKencana Petroleum Bhd	33,000	12,033
Sime Darby Bhd	12,000	22,592
Telekom Malaysia Bhd	30,000	50,378
Tenaga Nasional Bhd	13,000	45,467
Westports Holdings Bhd	32,000	33,337
YTL Corporation Bhd	90,900	37,654
		1,162,305
Mexico (5.3%):
Alpek SAB de CV	19,000	31,167
Alsea SAB de CV	10,000	38,069
Arca Continental SAB de CV	6,000	43,061
Coca-Cola Femsa SAB de CV	5,000	41,433
Controladora Vuela Cia de Aviacon SAB de CV — Class A (a)	10,000	18,783
Grupo Aeroportuario del Centro Norte SAB de CV	6,000	35,755
Grupo Aeroportuario del Pacifico SAB de CV — Class B	3,000	30,841
Grupo Aeroportuario del Sureste SAB de CV — Class B	2,445	38,959
Grupo Bimbo SAB de CV — Class A	13,000	40,772
Grupo Carso SAB de CV — Class A	6,000	25,821
Grupo Financiero Banorte SAB de CV — Class O	5,000	27,945
Grupo Financiero Inbursa SAB de CV — Class O	15,000	25,508
Grupo Financiero Santander Mexico SAB de CV — Class B	17,900	32,486
Grupo Lala SAB de CV	12,900	28,442
Grupo Mexico SAB de CV — Class B	14,000	32,805
Industrias Bachoco SAB de CV — Class B	6,000	24,728
Infraestructura Energetica Nova SAB de CV	8,000	33,715
Kimberly-Clark de Mexico SAB de CV — Class A	13,900	32,837
OHL Mexico SAB de CV (a)	15,000	18,378
Promotora y Operadora de Infraestructura SAB de CV	2,795	34,401
Wal-Mart de Mexico SAB de CV	15,000	36,084
		671,990
Philippines (5.3%):
Aboitiz Equity Ventures, Inc.	23,950	39,681
Aboitiz Power Corporation	43,900	42,969
Alliance Global Group, Inc.	70,900	22,303
Ayala Corporation	1,900	34,287
Ayala Land, Inc.	32,900	27,133
Bank of the Philippine Islands	21,760	45,002
BDO Unibank, Inc.	13,670	32,542
DMCI Holdings, Inc.	79,800	21,372
Energy Development Corporation	166,700	19,559
Globe Telecom, Inc.	750	37,813

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Philippines (continued)
GT Capital Holdings, Inc.	1,050	$32,138
International Container Terminal Services, Inc.	17,970	23,490
JG Summit Holdings, Inc.	14,770	26,999
Jollibee Foods Corporation	6,890	35,440
Manila Electric Company	4,590	30,244
Metro Pacific Investments Corporation	255,500	37,852
Metropolitan Bank & Trust Company	14,470	27,788
Puregold Price Club, Inc.	37,900	33,955
Semirara Mining & Power Corporation	7,490	19,916
SM Investments Corporation	1,200	24,664
SM Prime Holdings, Inc.	43,900	25,474
Universal Robina Corporation	6,290	27,808
		668,429
Poland (1.4%):
Bank Pekao SA	688	23,901
Bk Zachodni WBK SA	309	20,580
Cyfrowy Polsat SA (a)	3,660	20,410
Grupa Azoty SA	758	13,211
KGHM Polska Miedz SA	798	13,350
mBank SA (a)	249	19,500
Polskie Gornictwo Naftowe i Gazownictwo SA	17,233	24,462
Powszechna Kasa Oszczednosci Bank Polski SA	3,909	23,067
Powszechny Zaklad Ubezpieczen SA	2,932	21,218
		179,699
Qatar (1.9%):
Ezdan Holding Group QSC	4,189	20,627
Industries Qatar QSC	728	19,593
Masraf Al Rayan QSC	2,124	19,833
Ooredoo QSC	788	19,131
Qatar Electricity & Water Company QSC	399	22,792
Qatar Fuel QSC	539	22,367
Qatar Gas Transport Company Ltd.	3,641	22,998
Qatar Insurance Company SAQ	908	18,378
Qatar Islamic Bank SAQ	718	18,930
Qatar National Bank SAQ	748	28,759
The Commercial Bank QSC	2,174	22,091
		235,499
Russia (1.5%):
Magnit PJSC	169	23,817
MMC Norilsk Nickel PJSC	209	27,912
Mobile TeleSytems PJSC	8,970	34,094
Novolipetsk Steel PJSC	24,110	31,294
RusHydro PJSC	2,312,000	22,272
Tatneft PAO	4,480	23,224
Uralkali PJSC (a)	11,160	30,506
		193,119

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
South Africa (5.4%):
Aspen Pharmacare Holdings Ltd.	1,137	$27,968
Barclays Africa Group Ltd.	2,124	20,779
Bid Corporation Ltd. (a)	1,299	24,343
Capitec Bank Holdings, Ltd.	598	24,159
Discovery Ltd.	2,542	21,143
FirstRand Ltd.	6,321	19,245
Investec Ltd.	3,081	18,859
Life Healthcare Group Holdings Ltd.	13,050	32,076
Mondi Ltd.	1,296	23,593
Mr Price Group Ltd.	1,476	20,670
MTN Group Ltd.	1,515	14,702
Naspers Ltd. — Class N	169	25,703
Nedbank Group Ltd.	1,824	23,085
Netcare Ltd.	11,455	24,251
Pioneer Food Group Ltd.	2,801	32,844
Rand Merchant Investment Holdings Ltd.	8,923	24,961
Remgro Ltd.	1,416	24,484
RMB Holdings Ltd.	4,746	18,126
Sanlam Ltd.	4,437	18,184
Sappi Ltd. (a)	4,985	23,175
Sasol Ltd.	648	17,475
Shoprite Holdings Ltd.	1,894	21,389
Sibanye Gold Ltd.	3,479	11,839
SPAR Group Ltd.	1,994	27,348
Standard Bank Group Ltd.	2,512	21,797
The Bidvest Group Ltd.	1,299	12,232
Tiger Brands Ltd.	1,087	26,757
Truworths International Ltd.	2,981	17,366
Vodacom Group Ltd.	3,739	42,625
Woolworths Holdings Ltd.	3,569	20,360
		681,538
South Korea (9.6%):
Amorepacific Corporation	60	22,477
AMOREPACIFIC Group	130	18,904
BGF Retail Company Ltd.	90	16,682
CJ CheilJedang Corporation	70	23,610
CJ Corporation	70	12,276
CJ Korea Express Corporation (a)	130	24,491
Coway Compan Ltd.	240	21,774
Cuckoo Electronics Company Ltd.	90	11,369
Dongbu Insurance Company Ltd.	329	19,794
Dongsuh Companies, Inc.	699	20,238
GS Retail Company Ltd.	389	18,406
Hana Financial Group, Inc.	1,328	26,806
Hankook Tire Company Ltd.	489	21,651
Hanon Systems	2,216	20,201
Hansae Company Ltd.	359	11,750
Hanssem Company Ltd.	70	9,663

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
South Korea (continued)
Hanwha Life Insurance Company Ltd.	5,370	$26,993
Hyundai Department Store Company Ltd.	210	23,519
Hyundai Development Co-Engineering & Construction	429	14,730
Hyundai Engineering & Construction Company Ltd.	559	16,185
Hyundai Glovis Company Ltd.	120	17,867
Hyundai Mobis Company Ltd.	110	24,066
Hyundai Motor Company	220	25,880
Hyundai Steel Company	499	19,863
Hyundai Wia Corporation	170	13,150
Industrial Bank of Korea	2,535	24,539
Kakao Corporation	240	19,398
Kangwon Land, Inc.	699	25,306
KB Financial Group, Inc.	1,138	32,208
KEPCO Plant Service & Engineering Company Ltd.	250	14,064
Kia Motors Corporation	619	23,215
Korea Aerospace Industries Ltd.	299	19,001
Korea Electric Power Corporation	589	30,886
Korea Zinc Company Ltd.	60	26,462
KT&G Corporation	240	28,441
LG Chemical Ltd.	80	18,058
LG Corporation	429	23,725
LG Household & Health Care Ltd.	30	29,092
LG Uplus Corporation	2,196	20,781
Medy-Tox, Inc.	30	11,236
NAVER Corporation	50	30,820
NCSoft Corporation	100	20,489
NongShim Company Ltd.	60	19,482
Orion Corp/Republic of Korea	20	16,356
Ottogi Corporation	20	14,290
S-1 Corporation	309	28,972
Samsung Card Company Ltd.	838	30,192
Samsung Electronics Company Ltd.	30	37,114
Samsung Fire & Marine Insurance Company Ltd.	90	20,589
Samsung Life Insurance Company Ltd.	250	21,813
Samsung SDS Company Ltd.	140	17,441
Shinhan Financial Group Company Ltd.	838	27,646
SK Hynix, Inc.	799	22,475
SK Telecom Company Ltd.	150	28,063
Woori Bank	3,983	32,919
Yuhan Corporation	60	15,940
		1,213,358
Taiwan (12.1%):
Advanced Semiconductor Engineering, Inc.	20,000	22,722
Advantech Company Ltd.	10,000	75,793
Asia Cement Corporation	40,000	34,595
Cathay Financial Holding Company Ltd.	30,000	32,549
Chang Hwa Commercial Bank Ltd.	60,000	31,154
Cheng Shin Rubber Industry Company Ltd.	20,000	41,911

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Taiwan (continued)
China Airlines Ltd.	70,000	$21,027
China Development Financial Holding Corporation	90,000	21,678
China Steel Corporation	50,000	32,394
Chunghwa Telecom Company Ltd.	20,000	72,228
Compal Electronics, Inc.	40,000	25,109
CTBC Financial Holding Company Ltd.	60,000	31,340
E.Sun Financial Holdings Company Ltd.	40,000	23,559
Far Eastern New Century Corporation	30,000	22,319
Far EasTone Telecommunications Company Ltd.	30,000	72,445
First Financial Holding Company Company Ltd.	120,000	62,866
Formosa Chemicals & Fibre Corporation	20,000	50,219
Formosa Petrochemical Corporation	10,000	27,124
Formosa Plastics Corporation	20,000	48,235
Foxconn Technology Company Ltd.	10,000	23,373
Fubon Financial Holding Company Ltd.	20,000	23,342
Hon Hai Precision Industry Company Ltd.	20,000	51,149
Hua Nan Financial Holdings Company Ltd.	80,000	41,415
Inotera Memories Inc. (a)	20,000	15,562
Inventec Corporation	30,000	21,250
Lite-On Technology Corporation	30,000	41,012
Mega Financial Holding Company Ltd.	40,000	30,131
Nan Ya Plastics Corporation	10,000	18,909
Nanya Technology Corporation	20,000	24,427
Pegatron Corporation	10,000	21,017
Pou Chen Corporation	20,000	26,690
President Chain Store Corporation	10,000	77,808
Quanta Computer, Inc.	10,000	18,909
Standard Foods Corporation	10,000	24,458
Taiwan Cement Corporation	40,000	39,741
Taiwan Cooperative Financial Holding Company Ltd.	90,000	39,617
Taiwan Mobile Company Ltd.	20,000	69,748
Taiwan Semicon Manufacturing Company Ltd.	10,000	50,374
Uni-President Enterprises Corporation	20,000	39,369
United Microelectronics Corporation	70,000	27,341
Vanguard International Semiconductor Corporation	10,000	16,368
Yuanta Financial Holding Company Ltd.	70,000	22,567
Zhen Ding Technology Holding Ltd.	10,000	17,887
		1,531,731
Thailand (5.4%):
Advanced Info Service PCL	4,000	17,985
Airports of Thailand PCL	2,000	22,197
Bangkok Bank PCL	7,000	31,574
Bangkok Dusit Medical Services PCL	61,900	42,100
BTS Group Holdings PCL	147,800	40,378
Bumrungrad Hospital PCL	4,000	20,774
Central Pattana PCL	24,000	40,808
Charoen Pokphand Foods PCL	33,900	27,735
CP ALL PCL	24,000	34,320

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Thailand (continued)
Delta Electronics Thailand PCL	10,000	$19,422
Energy Absolute PCL	39,900	24,185
Glow Energy PCL	10,000	24,402
Home Product Center PCL	129,800	36,569
Indorama Ventures PCL	28,000	23,108
Intouch Holdings PCL	12,000	18,526
IRPC PCL	166,700	22,581
Kasikornbank PCL	6,000	29,027
Krung Thai Bank PCL	48,900	22,683
Minor International PCL	22,000	25,199
PTT Global Chemical PCL	10,000	16,861
Ratchaburi Electricity Generating Holding PCL	29,000	42,089
Siam Cement PCL	2,000	27,092
Siam Commercial Bank PCL	6,000	23,734
Thai Union Group PCL	38,900	24,354
Total Access Communication PCL	11,000	10,095
True Corporation PCL	77,892	15,959
		683,757
Turkey (4.1%):
Akbank TAS	9,105	26,050
Arcelik AS	3,610	23,757
BIM Birlesik Magazalar AS	1,895	36,925
Enka Insaat ve Sanayi AS	20,186	30,806
Eregli Demir ve Celik Fabrikalari TAS	20,514	28,954
Ford Otomotiv Sanayi AS	2,334	24,829
Haci Omer Sabanci Holding AS	8,527	27,924
KOC Holding AS	6,353	28,977
TAV Havalimanlari Holding AS	3,840	16,460
Tofas Turk Otomobil Fabrikasi AS	3,062	25,165
Tupras Turkiye Petrol Rafinerileri AS	967	21,431
Turk Hava Yollari AO (a)	8,966	17,829
Turkcell Iletisim Hizmetleri AS (a)	7,061	25,946
Turkiye Garanti Bankasi AS	9,405	24,784
Turkiye Halk Bankasi AS	6,502	19,304
Turkiye Is Bankasi	15,977	25,328
Turkiye Sise ve Cam Fabrikalari AS	28,882	35,644
Turkiye Vakiflar Bankasi TAO	15,688	24,597
Ulker Biskuvi Sanayi AS	3,341	24,391
Yapi ve Kredi Bankasi AS (a)	17,941	24,824
		513,925
United Arab Emirates (1.5%):
Abu Dhabi Commercial Bank	8,697	14,326
Aldar Properties PJSC	25,653	18,788
DAMAC Properties Dubai Company PJSC	22,491	13,961
DP World Ltd.	977	16,208
Dubai Islamic Bank PJSC	13,225	18,399
Emaar Malls Group PJSC	25,234	19,374
Emaar Properties PJSC	12,328	20,810

See notes to financial statements.

Victory Portfolios II Victory CEMP Emerging Market Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
United Arab Emirates (continued)
Emirates Telecommunications Group Company PJSC	5,296	$27,324
First Gulf Bank PJSC	6,134	21,043
National Bank of Abu Dhabi PJSC	8,308	21,850
		192,083
Total Common Stocks (Cost $12,471,478)		12,554,199
Short-Term Investments (0.2%)
Money Market Funds (0.2%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (e)	29,525	29,525
Total Short-Term Investments (Cost $29,525)		29,525
Total Investments — 99.5% (Cost $12,501,003)		12,583,724
Other assets in excess of liabilities — 0.5%		57,835
NET ASSETS — 100.0%		$12,641,559

(a)  Non-income producing security.

(b)  Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securites total $86,014 or 0.68% of net assets.

(c)  Restricted security as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securites total $113,218 or 0.90% of net assets.

(d)  As of June 30, 2016, the Fund has fair valued this security. The value of this security was $1,257 or 0.01% of net assets.

(e)  Annualized seven-day yield as of June 30, 2016.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	Mini MSCI Emerging Market Future, September 2016	$41,735	$2,251
			$2,251

See notes to financial statements.

Victory Portfolios II Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (0.9%):
The Boeing Company	2,898	$376,363
Air Freight & Logistics (1.4%):
United Parcel Service, Inc. — Class B	5,386	580,180
Automobiles (2.4%):
Ford Motor Company	28,678	360,482
General Motors Company	12,042	340,789
Harley-Davidson, Inc.	6,683	302,740
		1,004,011
Banks (5.6%):
BB&T Corporation	11,938	425,112
Fifth Third Bancorp	19,478	342,618
JPMorgan Chase & Company	6,179	383,963
People's United Financial, Inc.	29,323	429,875
Regions Financial Corporation	38,516	327,771
Wells Fargo & Company	8,532	403,820
		2,313,159
Beverages (1.7%):
The Coca-Cola Company	15,089	683,984
Biotechnology (0.7%):
AbbVie, Inc.	4,839	299,582
Capital Markets (2.6%):
Ameriprise Financial, Inc.	3,959	355,716
Invesco Ltd.	11,538	294,681
T. Rowe Price Group, Inc.	5,957	434,682
		1,085,079
Chemicals (2.2%):
CF Industries Holdings, Inc.	6,083	146,600
LyondellBasell Industries NV — Class A	3,480	258,982
The Dow Chemical Company	5,944	295,476
The Mosaic Company	7,482	195,879
		896,937
Commercial Services & Supplies (1.4%):
KAR Auction Services, Inc.	13,544	565,327
Communications Equipment (0.9%):
Cisco Systems, Inc.	13,528	388,118
Containers & Packaging (3.0%):
International Paper Company	8,747	370,698
Packaging Corporation of America	5,428	363,296
Sonoco Products Company	10,214	507,227
		1,241,221
Diversified Financial Services (1.0%):
CME Group, Inc.	4,236	412,586

See notes to financial statements.

Victory Portfolios II Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Diversified Telecommunication Services (3.9%):
AT&T, Inc.	16,519	$713,786
CenturyLink, Inc.	9,609	278,757
Verizon Communications, Inc.	10,781	602,011
		1,594,554
Electric Utilities (14.3%):
Alliant Energy Corporation	13,962	554,291
American Electric Power Company, Inc.	7,677	538,081
Duke Energy Corporation	6,387	547,941
Exelon Corporation	23,914	869,513
Great Plains Energy, Inc.	15,622	474,909
OGE Energy Corporation	15,484	507,101
Pinnacle West Capital Corporation	7,254	588,009
Southern Company	11,573	620,660
Westar Energy, Inc.	10,336	579,746
Xcel Energy, Inc.	13,695	613,262
		5,893,513
Electrical Equipment (2.0%):
Eaton Corporation PLC	6,394	381,914
Emerson Electric Company	8,357	435,901
		817,815
Food & Staples Retailing (1.1%):
Wal-Mart Stores, Inc.	6,387	466,379
Food Products (3.2%):
Archer-Daniels-Midland Company	9,205	394,803
Bunge Ltd.	5,014	296,578
General Mills, Inc.	9,094	648,584
		1,339,965
Gas Utilities (0.7%):
Questar Corporation	12,080	306,470
Hotels, Restaurants & Leisure (2.7%):
Darden Restaurants, Inc.	6,026	381,687
Las Vegas Sands Corporation	4,849	210,883
McDonald's Corporation	4,257	512,287
		1,104,857
Household Products (1.4%):
Procter & Gamble Company	6,848	579,820
Insurance (8.3%):
American Financial Group, Inc.	8,616	636,981
Arthur J Gallagher & Company	13,652	649,835
Cincinnati Financial Corporation	7,945	595,001
MetLife, Inc.	8,238	328,120
Old Republic International Corporation	28,040	540,892
Principal Financial Group, Inc.	8,513	349,969
Prudential Financial, Inc.	4,479	319,532
		3,420,330

See notes to financial statements.

Victory Portfolios II Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
IT Services (3.4%):
International Business Machines Corporation	2,985	$453,063
Paychex, Inc.	9,488	564,536
The Western Union Company	19,264	369,484
		1,387,083
Machinery (2.7%):
Cummins, Inc.	3,407	383,083
Deere & Company	4,475	362,654
PACCAR, Inc.	7,129	369,781
		1,115,518
Multiline Retail (1.5%):
Kohl's Corporation	4,930	186,946
Macy's, Inc.	6,561	220,515
Nordstrom, Inc.	5,034	191,544
		599,005
Multi-Utilities (10.5%):
Ameren Corporation	10,533	564,358
Consolidated Edison, Inc.	7,479	601,611
Dominion Resources, Inc.	8,140	634,350
DTE Energy Company	5,909	585,700
Public Service Enterprise Group, Inc.	10,555	491,969
SCANA Corporation	7,410	560,641
TECO Energy, Inc.	11,149	308,158
WEC Energy Group, Inc.	8,843	577,448
		4,324,235
Oil, Gas & Consumable Fuels (3.6%):
Exxon Mobil Corporation	4,471	419,112
Marathon Petroleum Corporation	6,116	232,163
ONEOK, Inc.	6,230	295,613
Plains GP Holdings LP — Class A	15,349	160,090
Targa Resources Corporation	4,168	175,640
Valero Energy Corporation	4,001	204,051
		1,486,669
Pharmaceuticals (2.4%):
Merck & Company, Inc.	8,195	472,114
Pfizer, Inc.	15,185	534,664
		1,006,778
Road & Rail (0.9%):
Norfolk Southern Corporation	4,249	361,717
Semiconductors & Semiconductor Equipment (4.1%):
Analog Devices, Inc.	5,441	308,178
Intel Corporation	12,324	404,227
KLA-Tencor Corporation	4,669	342,005
Microchip Technology, Inc.	7,362	373,695
QUALCOMM, Inc.	5,039	269,939
		1,698,044

See notes to financial statements.

Victory Portfolios II Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Software (2.3%):
CA, Inc.	14,377	$471,997
Symantec Corporation	24,290	498,917
		970,914
Specialty Retail (1.8%):
Best Buy Company, Inc.	8,238	252,083
L Brands, Inc.	4,386	294,432
The Gap, Inc.	9,584	203,372
		749,887
Technology Hardware, Storage & Peripherals (1.6%):
HP, Inc.	21,914	275,021
Seagate Technology PLC	6,301	153,492
Western Digital Corporation	4,916	232,330
		660,843
Textiles, Apparel & Luxury Goods (0.7%):
Coach, Inc.	7,578	308,728
Tobacco (2.9%):
Altria Group, Inc.	8,467	583,884
Philip Morris International, Inc.	6,023	612,660
		1,196,544
Total Common Stocks (Cost $39,615,288)		41,236,215
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (a)	41,447	41,447
Total Short-Term Investments (Cost $41,447)		41,447
Total Investments — 99.9% (Cost $39,656,735)		41,277,662
Other assets in excess of liabilities — 0.1%		55,529
NET ASSETS — 100.0%		$41,333,191

(a)  Annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (1.2%):
National Presto Industries, Inc.	1,790	$168,886
Auto Components (2.0%):
Drew Industries, Inc.	2,649	224,741
Visteon Corporation	860	56,597
		281,338
Banks (8.0%):
Columbia Banking System, Inc.	5,171	145,098
Cullen/Frost Bankers, Inc.	2,267	144,476
Glacier Bancorp, Inc.	5,773	153,446
Old National Bancorp	13,637	170,872
Park National Corporation	1,705	156,485
Trustmark Corporation	7,795	193,706
Valley National Bancorp	18,992	173,207
		1,137,290
Capital Markets (5.2%):
Artisan Partners Asset Management, Inc. — Class A	4,245	117,502
BGC Partners, Inc. — Class A	14,321	124,736
Cohen & Steers, Inc.	4,448	179,877
LPL Financial Holdings, Inc.	3,162	71,240
Moelis & Company — Class A	5,361	120,622
Waddell & Reed Financial, Inc. — Class A	3,964	68,260
WisdomTree Investments, Inc.	5,513	53,972
		736,209
Chemicals (0.5%):
Huntsman Corporation	5,196	69,886
Commercial Services & Supplies (7.1%):
Herman Miller, Inc.	5,405	161,555
HNI Corporation	3,802	176,755
Knoll, Inc.	6,804	165,201
McGrath RentCorp	5,488	167,878
MSA Safety, Inc.	2,747	144,300
Steelcase, Inc. — Class A	7,021	95,275
West Corporation	4,613	90,692
		1,001,656
Construction & Engineering (0.7%):
KBR, Inc.	7,532	99,724
Containers & Packaging (0.9%):
Greif, Inc. — Class A	3,434	127,985
Diversified Telecommunication Services (0.7%):
Inteliquent, Inc.	5,338	106,173
Electric Utilities (6.9%):
ALLETE, Inc.	3,422	221,164
El Paso Electric Company	4,420	208,933

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Electric Utilities (continued)
MGE Energy, Inc.	3,782	$213,740
Otter Tail Corporation	6,062	203,016
The Empire District Electric Company	3,906	132,687
		979,540
Electronic Equipment, Instruments & Components (1.4%):
AVX Corporation	14,728	200,006
Energy Equipment & Services (0.7%):
Oceaneering International, Inc.	3,532	105,465
Food & Staples Retailing (1.2%):
Weis Markets, Inc.	3,287	166,158
Food Products (3.8%):
B&G Foods, Inc.	3,926	189,233
Cal-Maine Foods, Inc.	1,852	82,081
John B Sanfilippo & Son, Inc.	1,414	60,279
Lancaster Colony Corporation	1,589	202,772
		534,365
Health Care Equipment & Supplies (1.1%):
Meridian Bioscience, Inc.	8,028	156,546
Health Care Providers & Services (2.7%):
National HealthCare Corporation	3,010	194,867
Owens & Minor, Inc.	4,844	181,069
		375,936
Health Care Technology (1.0%):
Computer Programs & Systems, Inc.	1,747	69,740
Quality Systems, Inc.	5,560	66,220
		135,960
Hotels, Restaurants & Leisure (4.9%):
Bob Evans Farms, Inc.	3,401	129,068
Brinker International, Inc.	3,253	148,109
DineEquity, Inc.	1,853	157,097
Interval Leisure Group, Inc.	7,366	117,119
Wendy's Company	15,351	147,677
		699,070
Household Durables (1.8%):
MDC Holdings, Inc.	5,761	140,223
Tupperware Brands Corporation	1,990	111,997
		252,220
Insurance (7.4%):
AMERISAFE, Inc.	3,323	203,434
FBL Financial Group, Inc. — Class A	2,864	173,759
Mercury General Corporation	3,435	182,604
ProAssurance Corporation	5,472	293,026
RLI Corporation	2,738	188,320
		1,041,143

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Internet & Catalog Retail (1.5%):
HSN, Inc.	2,241	$109,652
Nutrisystem, Inc.	4,082	103,520
		213,172
Internet Software & Services (1.2%):
NIC, Inc.	7,736	169,728
IT Services (2.8%):
ManTech International Corporation — Class A	5,835	220,680
Science Applications International Corporation	2,950	172,132
		392,812
Machinery (5.9%):
Altra Industrial Motion Corporation	6,159	166,170
American Railcar Industries, Inc.	1,911	75,427
Crane Company	2,937	166,587
Federal Signal Corporation	8,055	103,748
Greenbrier Companies, Inc.	2,811	81,884
Hillenbrand, Inc.	5,512	165,581
Trinity Industries, Inc.	4,437	82,395
		841,792
Media (3.7%):
AMC Entertainment Holdings, Inc.	3,913	108,038
John Wiley & Sons, Inc. — Class A	3,369	175,794
Meredith Corporation	2,693	139,794
Sinclair Broadcast Group, Inc. — Class A	3,547	105,913
		529,539
Metals & Mining (1.2%):
Compass Minerals International, Inc.	2,278	169,005
Multi-Utilities (3.3%):
Avista Corporation	5,237	234,617
NorthWestern Corporation	3,582	225,917
		460,534
Oil, Gas & Consumable Fuels (1.1%):
SemGroup Corporation — Class A	2,675	87,098
Western Refining, Inc.	3,199	65,995
		153,093
Paper & Forest Products (3.3%):
Domtar Corporation	3,812	133,458
KapStone Paper & Packaging Corporation	5,027	65,401
PH Glatfelter Company	5,410	105,820
Schweitzer-Mauduit International, Inc.	4,595	162,112
		466,791
Personal Products (0.7%):
Nu Skin Enterprises, Inc. — Class A	2,058	95,059
Professional Services (0.9%):
CEB, Inc.	2,083	128,479

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Real Estate Management & Development (0.7%):
HFF, Inc. — Class A	3,519	$101,629
Semiconductors & Semiconductor Equipment (1.0%):
Tessera Technologies, Inc.	4,573	140,117
Specialty Retail (4.1%):
American Eagle Outfitters, Inc.	6,380	101,633
DSW, Inc. — Class A	4,629	98,042
GNC Holdings, Inc.	2,508	60,919
Guess?, Inc.	5,430	81,722
The Buckle, Inc.	4,009	104,194
The Cato Corporation — Class A	3,550	133,906
		580,416
Thrifts & Mortgage Finance (3.7%):
Capitol Federal Financial, Inc.	20,324	283,520
Northwest Bancshares, Inc.	16,666	247,157
		530,677
Tobacco (1.4%):
Vector Group Ltd.	9,097	203,955
Trading Companies & Distributors (2.5%):
Applied Industrial Technologies, Inc.	4,372	197,352
GATX Corporation	2,671	117,444
Textainer Group Holdings Ltd.	3,947	43,970
		358,766
Water Utilities (1.4%):
California Water Service Group	5,614	196,097
Total Common Stocks (Cost $13,696,648)		14,107,217
Short-Term Investments (0.3%)
Money Market Funds (0.3%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (a)	45,049	45,049
Total Short-Term Investments (Cost $45,049)		45,049
Total Investments — 99.9% (Cost $13,741,697)		14,152,266
Other assets in excess of liabilities — 0.1%		7,519
NET ASSETS — 100.0%		$14,159,785

(a)  Annualized seven-day yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II Victory CEMP International High Div Volatility Wtd Index ETF	Schedule of Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (98.8%)
Australia (14.7%):
Amcor Ltd.	16,806	$187,132
AMP Ltd.	45,011	173,217
Australia & New Zealand Banking Group Ltd.	8,527	153,390
Caltex Australia Ltd.	7,048	167,679
CIMIC Group Ltd.	5,764	153,682
Commonwealth Bank of Australia	3,271	181,427
Insurance Australia Group Ltd.	43,554	177,030
Macquarie Group Ltd.	3,346	171,937
National Australia Bank Ltd.	8,549	162,138
QBE Insurance Group Ltd.	20,044	155,916
Suncorp Group Ltd.	20,422	185,511
Telstra Corporation Ltd.	57,586	238,789
Wesfarmers Ltd.	7,146	213,713
Westpac Banking Corporation	6,789	148,859
		2,470,420
Belgium (1.9%):
Proximus SADP	5,564	175,824
Solvay SA — Class A	1,540	142,498
		318,322
Canada (10.8%):
BCE, Inc.	6,600	312,337
IGM Financial, Inc. (a)	6,500	176,946
Inter Pipeline Ltd. (a)	6,400	135,733
National Bank of Canada (a)	6,500	222,327
Pembina Pipeline Corporation	5,300	161,057
Potash Corporation of Saskatchewan, Inc. (a)	7,400	120,283
Rogers Communications, Inc. — Class B	5,400	218,600
Shaw Communications, Inc. — Class B (a)	12,000	230,350
TELUS Corporation	7,600	244,715
		1,822,348
Finland (1.6%):
Stora Enso OYJ — Class R	14,367	114,477
UPM-Kymmene OYJ	8,183	148,930
		263,407
France (4.4%):
CNP Assurances	10,245	151,384
Eutelsat Communications SA	6,284	118,727
Natixis SA	22,057	83,445
Numericable-SFR SA	2,796	70,172
Sanofi	1,968	163,625
Suez	9,418	147,160
		734,513

See notes to financial statements.

Victory Portfolios II Victory CEMP International High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Germany (4.0%):
BASF SE	2,361	$179,846
Daimler AG	2,036	120,926
Deutsche Post AG	6,816	190,426
Siemens AG	1,865	190,019
		681,217
Hong Kong (6.6%):
Cathay Pacific Airways Ltd.	77,000	112,352
China Resources Power Holdings Company Ltd.	66,000	98,343
Chow Tai Fook Jewellery Group Ltd.	205,800	147,491
CK Hutchison Holdings Ltd.	16,500	179,822
CLP Holdings Ltd.	38,500	392,042
New World Development Company Ltd.	176,000	178,085
		1,108,135
Ireland (0.6%):
Paddy Power Betfair PLC	1,044	109,727
Israel (0.7%):
Bezeq Israeli Telecommunication Corporation Ltd.	62,445	123,533
Italy (3.2%):
Prada SpA	32,500	100,330
Snam SpA	36,878	219,361
Terna Rete Elettrica Nazionale SpA	39,423	218,487
		538,178
Japan (4.9%):
Canon, Inc.	5,500	155,123
FANUC Corporation	1,100	176,134
JFE Holdings, Inc.	6,800	86,593
Marubeni Corporation	23,300	103,679
Mitsui & Company Ltd.	10,100	118,688
Seiko Epson Corporation	5,500	86,975
Toyota Motor Corporation	2,200	107,630
		834,822
Norway (2.1%):
Marine Harvest ASA	13,371	222,884
Yara International ASA	3,935	124,039
		346,923
Portugal (1.8%):
EDP-Energias de Portugal SA	55,967	171,050
Jeronimo Martins SGPS SA	8,996	141,364
		312,414
Singapore (4.6%):
Keppel Corporation Ltd.	33,500	136,775
Singapore Technologies Engineering Ltd.	75,900	177,481
Singapore Telecommunications Ltd.	77,300	236,990
United Overseas Bank Ltd.	16,400	224,251
		775,497

See notes to financial statements.

Victory Portfolios II Victory CEMP International High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Spain (9.2%):
Abertis Infraestructuras SA	11,971	$175,360
ACS Actividades de Construccion y Servicios SA	4,979	134,794
Banco Santander SA	27,000	102,744
Enagas SA	8,083	244,930
Ferrovial SA	9,694	187,565
Gas Natural SDG SA	9,748	191,098
Iberdrola SA	38,314	258,814
Red Electrica Corporation SA	2,949	262,370
		1,557,675
Sweden (4.8%):
Atlas Copco AB — Class A	5,310	136,379
Nordea Bank AB	15,372	128,816
Skandinaviska Enskilda Banken AB — Class A	14,897	128,445
SKF AB — Class B	7,669	121,552
Swedbank AB — Class A	8,112	168,459
Telefonaktiebolaget LM Ericsson — Class B	15,496	117,767
		801,418
Switzerland (4.8%):
Garmin Ltd.	3,298	139,901
Kuehne + Nagel International AG — Class R	1,753	244,504
Swiss Re AG	2,472	214,544
Swisscom AG	417	206,130
		805,079
United Kingdom (18.1%):
Admiral Group PLC	7,400	199,981
AstraZeneca PLC	3,022	179,710
Barratt Developments PLC	21,016	113,422
Berkeley Group Holdings PLC	3,302	110,906
Direct Line Insurance Group PLC	39,821	182,785
ITV PLC	55,631	133,084
J Sainsbury PLC	39,927	123,475
Johnson Matthey PLC	3,820	142,442
Legal & General Group PLC	50,751	128,842
Marks & Spencer Group PLC	34,279	145,436
National Grid PLC	19,409	283,188
Next PLC	2,459	161,387
Old Mutual PLC	42,458	113,215
Rio Tinto PLC	3,711	113,330
Royal Mail PLC	32,110	214,161
SSE PLC	10,225	211,532
Standard Life PLC	32,863	128,447
Taylor Wimpey PLC	61,600	108,493
United Utilities Group PLC	18,835	259,518
		3,053,354
Total Common Stocks (Cost $17,992,935)		16,656,982

See notes to financial statements.

Victory Portfolios II Victory CEMP International High Div Volatility Wtd Index ETF	Schedule of Investments — continued June 30, 2016
Security Description	Shares	Value
Short-Term Investments (0.3%)
Money Market Funds (0.3%):
Short-Term Investments Trust Liquid Assets Portfolio — Institutional Class, 0.43% (b)	48,573	$48,573
Total Short-Term Investments (Cost $48,573)		48,573
Total Investments — 99.1% (Cost $18,041,508)		16,705,555
Other assets in excess of liabilities — 0.9%		149,518
NET ASSETS — 100.0%		$16,855,073

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of June 30, 2016.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	Mini MSCI EAFE Future, September 2016	$80,760	$(2,139)
			$(2,139)

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP US 500 Volatility Wtd Index ETF	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
ASSETS:
Investments in securities, at value*	$44,660,749	$26,832,775	$141,362,763
Cash	586	—	1,673
Receivable for investment securities sold	1,794,577	1,640,499	—
Interest and dividends receivable	45,064	20,377	138,149
Variation margin	—	—	1,170
Deposit at broker for futures	14,673	10,670	45,534
Due from adviser, net	8,363	9,107	—
Prepaid expenses	811	1,029	3,763
Total Assets	46,524,823	28,514,457	141,553,052
LIABILITIES:
Payable for capital shares redeemed	1,799,070	1,641,990	—
Due to adviser, net	—	—	6,773
Other liabilities and accrued expenses	36,679	34,546	76,234
Total Liabilities	1,835,749	1,676,536	83,007
Net Assets	$44,689,074	$26,837,921	$141,470,045
NET ASSETS CONSIST OF:
Paid-in capital	$44,744,473	$31,922,465	$144,600,251
Undistributed net investment income	28,727	24,546	83,693
Accumulated net realized gain (loss) on investments	(742,062)	(5,677,895)	(5,934,283)
Net unrealized appreciation on:
Investments in securities	657,936	568,805	2,720,178
Investments in futures	—	—	206
Net Assets	$44,689,074	$26,837,921	$141,470,045
*Identified Cost:	$44,002,813	$26,263,970	$138,642,585
Net Asset Value (unlimited shares authorized):
Net Assets	$44,689,074	$26,837,921	$141,470,045
Shares Outstanding^	1,200,000	800,000	3,800,000
Net Asset Value, Offering and Redemption Price per Share	$37.24	$33.55	$37.23

^  No Par Value
See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Victory CEMP US Small Cap Volatility Wtd Index ETF
ASSETS:
Investments in securities, at value*	$34,609,177	$156,074,789	$10,306,209
Cash	11,181	1,836	—
Receivable for investment securities sold	—	1,866,667	—
Interest and dividends receivable	154,336	247,631	7,391
Variation margin	1,180	1,951	—
Deposit at broker for futures	11,848	16,597	516
Receivable for capital shares sold	—	3,735,540	—
Due from adviser, net	64,822	—	10,408
Prepaid expenses	1,039	3,334	213
Total Assets	34,853,583	161,948,345	10,324,737
LIABILITIES:
Payable for investment securities purchased	—	3,733,334	—
Payable for capital shares redeemed	—	1,867,770	—
Due to adviser, net	—	9,551	—
Other liabilities and accrued expenses	56,749	59,955	21,218
Total Liabilities	56,749	5,670,610	21,218
Net Assets	$34,796,834	$156,277,735	$10,303,519
NET ASSETS CONSIST OF:
Paid-in capital	$40,942,764	$155,556,244	$10,567,201
Undistributed net investment income	50,118	162,831	9,741
Accumulated net realized gain (loss) on investments	(5,315,654)	(5,085,725)	(291,378)
Net unrealized appreciation (depreciation) on:
Investments in securities	(878,255)	5,643,111	17,955
Investments in futures	(2,139)	1,274	—
Net Assets	$34,796,834	$156,277,735	$10,303,519
*Identified Cost:	$35,487,432	$150,431,678	$10,288,254
Net Asset Value (unlimited shares authorized):
Net Assets	$34,796,834	$156,277,735	$10,303,519
Shares Outstanding^	1,200,000	4,050,000	300,000
Net Asset Value, Offering and Redemption Price per Share	$29.00	$38.59	$34.35

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP International Volatility Wtd Index ETF	Victory CEMP Emerging Market Volatility Wtd Index ETF	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
ASSETS:
Investments in securities, at value*	$12,778,757	$12,583,724	$41,277,662
Cash	6,483	2,093	—
Foreign currency, at value (cost $0, $4,471, and $0, respectively)	—	4,707	—
Receivable for investment securities sold	—	—	1,817,868
Interest and dividends receivable	49,936	49,815	68,402
Variation margin	1,180	450	—
Deposit at broker for futures	7,383	8,200	5,575
Due from adviser, net	33,122	92,960	10,210
Prepaid expenses and other assets	279	—	724
Total Assets	12,877,140	12,741,949	43,180,441
LIABILITIES:
Payable for fund shares redeemed	—	—	1,818,860
Other liabilities and accrued expenses	33,253	100,390	28,390
Total Liabilities	33,253	100,390	1,847,250
Net Assets	$12,843,887	$12,641,559	$41,333,191
NET ASSETS CONSIST OF:
Paid-in capital	$13,659,861	$12,524,387	$39,784,662
Undistributed net investment income	31,858	40,757	50,357
Accumulated net realized gain (loss) on investments	(255,660)	(8,696)	(122,755)
Net unrealized appreciation (depreciation) on:
Investments in securities	(594,733)	82,721	1,620,927
Investments in futures	2,561	2,251	—
Foreign currencies	—	139	—
Net Assets	$12,843,887	$12,641,559	$41,333,191
*Identified Cost:	$13,373,490	$12,501,003	$39,656,735
Net Asset Value (unlimited shares authorized):
Net Assets	$12,843,887	$12,641,559	$41,333,191
Shares Outstanding^	400,000	500,000	1,100,000
Net Asset Value, Offering and Redemption Price per Share	$32.11	$25.28	$37.58

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Victory CEMP International High Div Volatility Wtd Index ETF
ASSETS:
Investments in securities, at value*	$14,152,266	$16,705,555
Cash	—	1,682
Foreign currency, at value (cost $0 and $1,016, respectively)	—	825
Interest and dividends receivable	17,225	140,463
Variation margin	—	1,180
Deposit at broker for futures	100	9,855
Due from adviser, net	4,375	15,625
Prepaid expenses and other assets	346	395
Total Assets	14,174,312	16,875,580
LIABILITIES:
Other liabilities and accrued expenses	14,527	20,507
Total Liabilities	14,527	20,507
Net Assets	$14,159,785	$16,855,073
NET ASSETS CONSIST OF:
Paid-in capital	$13,956,087	$18,399,753
Undistributed net investment income	45,227	92,849
Accumulated net realized gain (loss) on investments	(252,098)	(296,145)
Net unrealized appreciation (depreciation) on:
Investments in securities	410,569	(1,335,953)
Investments in futures	—	(2,139)
Foreign currencies	—	(3,292)
Net Assets	$14,159,785	$16,855,073
*Identified Cost:	$13,741,697	$18,041,508
Net Asset Value (unlimited shares authorized):
Net Assets	$14,159,785	$16,855,073
Shares Outstanding^	400,000	550,000
Net Asset Value, Offering and Redemption Price per Share	$35.40	$30.65

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year Ended June 30, 2016
	Victory CEMP US 500 Volatility Wtd Index ETF	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Investment Income:
Dividend income (net of $19, $0 and $122, respectively, in foreign withholding taxes)	$495,373	$354,399	$2,221,634
Interest income	244	17,944	1,165
Total Investment Income	495,617	372,343	2,222,799
Expenses:
Advisory fees	76,466	82,963	347,973
Administration, fund accounting and transfer agent fees	51,921	58,600	152,311
Professional fees	19,975	23,433	77,173
Custody expense	19,438	26,823	25,358
Shareholder reporting expenses	8,158	16,220	41,983
Service fees	4,039	4,002	4,080
Compliance expense	2,819	2,856	3,763
Registration fees	2,091	658	2,951
Trustees' fees and expenses	1,776	2,584	10,531
Insurance expenses	1,117	1,999	7,323
Miscellaneous expenses	806	894	3,817
Total Expenses	188,606	221,032	677,263
Less: Fees waived and reimbursed by Adviser	(99,395)	(124,242)	(271,284)
Net Expenses	89,211	96,790	405,979
Net Investment Income	406,406	275,553	1,816,820
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Payment from Affiliated Party	—	56,557	—
Investments in securities	692,002	(4,074,583)	708,418
Investments in futures	(9,783)	(52,219)	(70,435)
Net realized gain (loss) on investments in securities and futures	682,219	(4,070,245)	637,983
Net change in unrealized appreciation of:
Investments in securities	382,819	245,819	2,128,590
Investments in futures	58	3,892	15,986
Net change in unrealized appreciation of ivestments in securities and futures	382,877	249,711	2,144,576
Net realized and unrealized gain (loss) on investments	1,061,811	(3,820,534)	2,769,559
Net increase (decrease) in net assets resulting from operations	$1,471,502	$(3,544,981)	$4,599,379

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year/Period Ended June 30, 2016
	Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Victory CEMP US Small Cap Volatility Wtd Index ETF[1]
Investment Income:
Dividend income (net of $83,939, $0 and $0, respectively, in foreign withholding taxes)	$792,049	$4,018,303	$120,769
Interest income	23,290	677	35
Total Investment Income	815,339	4,018,980	120,804
Expenses:
Custody expense	146,643	8,277	15,589
Advisory fees	125,200	312,015	22,183
Administration, fund accounting and transfer agent fees	93,464	120,227	33,314
Professional fees	29,880	73,537	15,825
Shareholder reporting expenses	17,795	37,971	12,270
Service fees	3,971	3,955	3,928
Compliance expense	2,932	3,703	2,023
Trustees' fees and expenses	2,918	9,739	497
Insurance expenses	1,795	7,870	412
Miscellaneous expenses	1,144	3,242	369
Registration fees	977	3,405	645
Total Expenses	426,719	583,941	107,055
Less: Fees waived and reimbursed by Adviser	(285,869)	(219,924)	(81,175)
Net Expenses	140,850	364,017	25,880
Net Investment Income	674,452	3,654,963	94,924
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in securities	(4,777,714)	1,779,257	110,125
Investments in futures	(94,111)	(53,282)	(2,243)
Foreign currencies	(450,294)	—	—
Net realized gain (loss) on investments in securities, foreign currencies and futures	(5,322,119)	1,725,975	107,882
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(618,840)	8,586,339	17,955
Investments in futures	5,403	11,206	—
Foreign currencies	37	—	—
Net change in unrealized appreciation (depreciation) of ivestments in securities, foreign currencies and futures	(613,400)	8,597,545	17,955
Net realized and unrealized gain (loss) on investments	(5,935,519)	10,323,520	125,837
Net increase (decrease) in net assets resulting from operations	$(5,261,067)	$13,978,483	$220,761

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended June 30, 2016
	Victory CEMP International Volatility Wtd Index ETF[1]	Victory CEMP Emerging Market Volatility Wtd Index ETF[2]	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF[3]
Investment Income:
Dividend income (net of $28,202, $11,342, and $0, respectively, in foreign withholding taxes)	$260,845	$98,846	$828,137
Interest income	189	121	156
Total Investment Income	261,034	98,967	828,293
Expenses:
Administration, fund accounting and transfer agent fees	62,329	22,754	26,147
Custody expense	54,277	101,616	13,261
Advisory fees	30,336	10,598	61,526
Professional fees	11,806	6,155	20,939
Shareholder reporting expenses	9,282	2,860	14,945
Service fees	3,491	1,425	3,928
Compliance expense	1,962	193	2,159
Registration fees	845	1,126	2,246
Miscellaneous expenses	478	756	1,028
Trustees' fees and expenses	449	60	1,149
Insurance expenses	368	—	610
Total Expenses	175,623	147,543	147,938
Less: Fees waived and reimbursed by Adviser	(141,495)	(135,767)	(76,158)
Net Expenses	34,128	11,776	71,780
Net Investment Income	226,906	87,191	756,513
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in securities	(360,587))	25,263	950,316
Investments in futures	(11,611)	(4,402)	14,386
Foreign currencies	(55,921)	(24,121)	—
Net realized gain (loss) on investments in securities, futures, and foreign currencies	(428,119)	(3,260)	964,702
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(594,733)	82,721	1,620,927
Investments in futures	2,561	2,251	—
Foreign currencies	—	139	—
Net change in unrealized appreciation (depreciation) of investments in securities, futures, and foreign currencies	(592,172)	85,111	1,620,927
Net realized and unrealized gain (loss) on investments	(1,020,291)	81,851	2,585,629
Net increase (decrease) in net assets resulting from operations	$(793,385)	$169,042	$3,342,142

1  Fund commenced operations on August 19, 2015.

2  Fund commenced operations on March 22, 2016.

3  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended June 30, 2016
	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF[1]	Victory CEMP International High Div Volatility Wtd Index ETF[2]
Investment Income:
Dividend income (net of $0 and $56,724, respectively, in foreign withholding taxes)	$355,347	$554,927
Interest income	100	127
Total Investment Income	355,447	555,054
Expenses:
Advisory fees	27,072	40,881
Professional fees	16,237	12,601
Administration, fund accounting and transfer agent fees	15,046	24,282
Shareholder reporting expenses	11,985	9,197
Custody expense	4,716	24,860
Service fees	3,928	3,491
Compliance expense	2,031	1,992
Registration fees	837	1,129
Trustees' fees and expenses	548	588
Miscellaneous expenses	432	596
Insurance expenses	412	436
Total Expenses	83,244	120,053
Less: Fees waived and reimbursed by Adviser	(51,660)	(74,062)
Net Expenses	31,584	45,991
Net Investment Income	323,863	509,063
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in securities	288,830	(434,399)
Investments in futures	1,902	3,425
Foreign currencies	—	34,035
Net realized gain (loss) on investments in securities, futures, and foreign currencies	290,732	(396,939)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	410,569	(1,335,953)
Investments in futures	—	(2,139)
Foreign currencies	—	(3,292)
Net change in unrealized appreciation (depreciation) of investments in securities, futures, and foreign currencies	410,569	(1,341,384)
Net realized and unrealized gain (loss) on investments	701,301	(1,738,323)
Net increase (decrease) in net assets resulting from operations	$1,025,164	$(1,229,260)

1  Fund commenced operations on July 7, 2015.

2  Fund commenced operations on August 19, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US 500 Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Operations:
Net investment income	$406,406	$98,571
Net realized gain on investments	682,219	67,272
Change in unrealized appreciation of investments	382,877	275,059
Net increase in net assets resulting from operations	$1,471,502	$440,902
Distributions to Shareholders:
From net investment income	(382,228)	(93,836)
From net realized gains	(15,411)	—
Total distributions to shareholders	(397,639)	(93,836)
Capital Share Transactions:
Proceeds from shares sold	50,209,415	10,609,205
Cost of shares redeemed	(15,788,475)	(1,762,000)
Net increase in net assets resulting from capital share transaction (a)	34,420,940	8,847,205
Net increase in net assets	$35,494,803	$9,194,271
Net Assets:
Beginning of period	$9,194,271	$—
End of period	$44,689,074	$9,194,271
Undistributed Net Investment Income	$28,727	$4,735

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	Shares	Shares
Shares sold	1,400,000	300,000
Shares redeemed	(450,000)	(50,000)
Net increase	950,000	250,000

1  Fund commenced operations on July 1, 2014.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Operations:
Net investment income	$275,553	$142,722
Net realized gain (loss) on investments	(4,070,245)	1,057,363
Change in unrealized appreciation of investments	249,711	319,094
Net increase (decrease) in net assets resulting from operations	$(3,544,981)	$1,519,179
Distributions to Shareholders:
From net investment income	(263,363)	(132,709)
Total distributions to shareholders	(263,363)	(132,709)
Capital Share Transactions:
Proceeds from shares sold	19,251,590	31,800,665
Cost of shares redeemed	(12,142,840)	(9,649,620)
Net increase in net assets resulting from capital share transaction (a)	7,108,750	22,151,045
Net increase in net assets	$3,300,406	$23,537,515
Net Assets:
Beginning of period	$23,537,515	$—
End of period	$26,837,921	$23,537,515
Undistributed Net Investment Income	$24,546	$10,013

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	Shares	Shares
Shares sold	550,000	850,000
Shares redeemed	(350,000)	(250,000)
Net increase	200,000	600,000

1  Fund commenced operations on July 31, 2014.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Operations:
Net investment income	$1,816,820	$651,484
Net realized gain on investments	637,983	1,319,990
Change in unrealized appreciation of investments	2,144,576	575,808
Net increase in net assets resulting from operations	$4,599,379	$2,547,282
Distributions to Shareholders:
From net investment income	(1,777,461)	(607,150)
Total distributions to shareholders	(1,777,461)	(607,150)
Capital Share Transactions:
Proceeds from shares sold	95,529,045	104,473,400
Cost of shares redeemed	(43,277,750)	(20,016,700)
Net increase in net assets resulting from capital share transaction (a)	52,251,295	84,456,700
Net increase in net assets	$55,073,213	$86,396,832
Net Assets:
Beginning of period	$86,396,832	$—
End of period	$141,470,045	$86,396,832
Undistributed Net Investment Income	$83,693	$44,334

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	Shares	Shares
Shares sold	2,650,000	2,900,000
Shares redeemed	(1,200,000)	(550,000)
Net increase	1,450,000	2,350,000

1  Fund commenced operations on July 1, 2014.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP Developed Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Operations:
Net investment income	$674,452	$262,230
Net realized gain (loss) on investments	(5,322,119)	2,121
Change in unrealized depreciation of investments	(613,400)	(266,994)
Net decrease in net assets resulting from operations	$(5,261,067)	$(2,643)
Distributions to Shareholders:
From net investment income	(638,370)	(243,379)
From net realized gains	—	(471)
Total distributions to shareholders	(638,370)	(243,850)
Capital Share Transactions:
Proceeds from shares sold	16,063,220	24,879,145
Transaction Fees (Note 2)	54	345
Net increase in net assets resulting from capital share transaction (a)	16,063,274	24,879,490
Net increase in net assets	$10,163,837	$24,632,997
Net Assets:
Beginning of period	$24,632,997	$—
End of period	$34,796,834	$24,632,997
Undistributed Net Investment Income	$50,118	$16,865

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	Shares	Shares
Shares sold	500,000	700,000
Net increase	500,000	700,000

1  Fund commenced operations on September 30, 2014.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Operations:
Net investment income	$3,654,963	$1,610,779
Net realized gain on investments	1,725,975	1,853,334
Change in unrealized appreciation (depreciation) of investments	8,597,545	(2,953,160)
Net increase in net assets resulting from operations	$13,978,483	$510,953
Distributions to Shareholders:
From net investment income	(3,588,993)	(1,513,918)
Total distributions to shareholders	(3,588,993)	(1,513,918)
Capital Share Transactions:
Proceeds from shares sold	106,357,140	122,352,335
Cost of shares redeemed	(47,146,670)	(34,671,595)
Net increase in net assets resulting from capital share transaction (a)	59,210,470	87,680,740
Net increase in net assets	$69,599,960	$86,677,775
Net Assets:
Beginning of period	$86,677,775	$—
End of period	$156,277,735	$86,677,775
Undistributed Net Investment Income	$162,831	$96,861

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	Shares	Shares
Shares sold	2,900,000	3,400,000
Shares redeemed	(1,300,000)	(950,000)
Net increase	1,600,000	2,450,000

1  Fund commenced operations on July 1, 2014.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory CEMP US Small Cap Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$94,924
Net realized gain on investments	107,882
Change in unrealized appreciation of investments	17,955
Net increase in net assets resulting from operations	$220,761
Distributions to Shareholders:
From net investment income	(86,852)
Total distributions to shareholders	(86,852)
Capital Share Transactions:
Proceeds from shares sold	18,310,060
Cost of shares redeemed	(8,140,450)
Net increase in net assets resulting from capital share transaction (a)	10,169,610
Net increase in net assets	$10,303,519
Net Assets:
Beginning of period	$—
End of period	$10,303,519
Undistributed Net Investment Income	$9,741

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	550,000
Shares redeemed	(250,000)
Net increase	300,000

1  Fund commenced operations on July 7, 2015

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory CEMP International Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$226,906
Net realized loss on investments	(428,119)
Change in unrealized depreciation of investments	(592,172)
Net decrease in net assets resulting from operations	$(793,385)
Distributions to Shareholders:
From net investment income	(205,538)
Total Distributions to Shareholders	(205,538)
Capital Share Transactions:
Proceeds from shares sold	18,476,970
Cost of shares redeemed	(4,634,160)
Net increase in net assets resulting from capital share transaction (a)	13,842,810
Net increase in net assets	$12,843,887
Net Assets:
Beginning of period	$—
End of period	$12,843,887
Undistributed Net Investment Income	$31,858

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	550,000
Shares redeemed	(150,000)
Net increase	400,000

1  Fund commenced operations on August 19, 2015.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory Emerging Market Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$87,191
Net realized loss on investments	(3,260)
Change in unrealized appreciation of investments	85,111
Net increase in net assets resulting from operations	$169,042
Distributions to Shareholders:
From net investment income	(51,870)
Total Distributions to Shareholders	(51,870)
Capital Share Transactions:
Proceeds from shares sold	12,512,580
Transaction fees (Note 2)	11,807
Net increase in net assets resulting from capital share transaction (a)	12,524,387
Net increase in net assets	$12,641,559
Net Assets:
Beginning of period	$—
End of period	$12,641,559
Undistributed Net Investment Income	$40,757

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	500,000
Net increase	500,000

1  Fund commenced operations on March 22, 2016.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$756,513
Net realized gain on investments	964,702
Change in unrealized appreciation of investments	1,620,927
Net increase in net assets resulting from operations	$3,342,142
Distributions to Shareholders:
From net investment income	(706,156)
Total Distributions to Shareholders	(706,156)
Capital Share Transactions:
Proceeds from shares sold	54,608,905
Cost of shares redeemed	(15,911,700)
Net increase in net assets resulting from capital share transaction (a)	38,697,205
Net increase in net assets	$41,333,191
Net Assets:
Beginning of period	$—
End of period	$41,333,191
Undistributed Net Investment Income	$50,357

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	1,550,000
Shares redeemed	(450,000)
Net increase	1,100,000

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$323,863
Net realized gain on investments	290,732
Change in unrealized appreciation of investments	410,569
Net increse in net assets resulting from operations	$1,025,164
Distributions to Shareholders:
From net investment income	(292,084)
Total Distributions to Shareholders	(292,084)
Capital Share Transactions:
Proceeds from shares sold	23,404,945
Cost of shares redeemed	(9,978,240)
Net increase in net assets resulting from capital share transaction (a)	13,426,705
Net increase in net assets	$14,159,785
Net Assets:
Beginning of period	$—
End of period	$14,159,785
Undistributed Net Investment Income	$45,227

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	700,000
Shares redeemed	(300,000)
Net increase	400,000

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
Victory CEMP International High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Operations:
Net investment income	$509,063
Net realized loss on investments	(396,939)
Change in unrealized depreciation of investments	(1,341,384)
Net decrease in net assets resulting from operations	$(1,229,260)
Distributions to Shareholders:
From net investment income	(427,662)
Total Distributions to Shareholders	(427,662)
Capital Share Transactions:
Proceeds from shares sold	23,079,605
Cost of shares redeemed	(4,567,610)
Net increase in net assets resulting from capital share transaction (a)	18,511,995
Net increase in net assets	$16,855,073
Net Assets:
Beginning of period	$—
End of period	$16,855,073
Undistributed Net Investment Income	$92,849

(a) Summary of capital share transactions is as follows:

Period Ended June 30, 2016[1]
Shares
Shares sold	700,000
Shares redeemed	(150,000)
Net increase	550,000

1  Fund commenced operations on August 19, 2015.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	Victory CEMP US 500 Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Net Asset Value, Beginning of Period	$36.78	$35.00
Income from Investment Operations:
Net investment income[2]	0.57	0.49
Net realized and unrealized gain on investments[3]	0.42	1.73
Total from Investment Operations	0.99	2.22
Less Distributions:
Distributions from net investment income	(0.51)	(0.44)
Distributions from net realized gain	(0.02)	—
Total Distributions	(0.53)	(0.44)
Net Asset Value, End of Period	$37.24	$36.78
Total Return[4]	2.78%	6.38%[5]
Supplemental Data:
Net assets at end of period (000's)	$44,689	$9,194
Ratios of expenses to average net assets:
Before fees waived	0.74%	1.39%[6]
After fees waived	0.35%	0.54%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.20%	0.52%[6]
After fees waived	1.59%	1.37%[6]
Portfolio Turnover Rate[7]	31%	23%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Net Asset Value, Beginning of Period	$39.23	$35.00
Income from Investment Operations:
Net investment income[2]	0.34	0.40
Net realized and unrealized gain (loss) on investments[3]	(5.71)[8]	4.16
Total from Investment Operations	(5.37)	4.56
Less Distributions:
Distributions from net investment income	(0.31)	(0.33)
Total Distributions	(0.31)	(0.33)
Net Asset Value, End of Period	$33.55	$39.23
Total Return[4]	–13.70%[9]	13.06%[5]
Supplemental Data:
Net assets at end of period (000's)	$26,838	$23,538
Ratios of expenses to average net assets:
Before fees waived	0.80%	0.59%[6]
After fees waived	0.35%	1.07%[6]
Ratios of net investment income to average net assets:
Before fees waived	0.55%	0.67%[6]
After fees waived	1.00%	1.15%[6]
Portfolio Turnover Rate[7]	221%	10%[5]

1  Commenced operations on July 31, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

8  Includes $0.07 gain derived from a payment from affiliate. See Note 3.

9  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been -13.88%. See Note 3.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Net Asset Value, Beginning of Period	$36.76	$35.00
Income from Investment Operations:
Net investment income[2]	0.56	0.49
Net realized and unrealized gain on investments[3]	0.45	1.65
Total from Investment Operations	1.01	2.14
Less Distributions:
Distributions from net investment income	(0.54)	(0.38)
Total Distributions	(0.54)	(0.38)
Net Asset Value, End of Period	$37.23	$36.76
Total Return[4]	2.79%	6.15%[5]
Supplemental Data:
Net assets at end of period (000's)	$141,470	$86,397
Ratios of expenses to average net assets:
Before fees waived	0.58%	0.81%[6]
After fees waived	0.35%	0.59%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.33%	1.12%[6]
After fees waived	1.56%	1.34%[6]
Portfolio Turnover Rate[7]	36%	13%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	Victory CEMP Developed Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Net Asset Value, Beginning of Period	$35.19	$35.00
Income from Investment Operations:
Net investment income[2]	0.67	0.80
Net realized and unrealized loss on investments[3]	(6.27)	(0.18)
Total from Investment Operations	(5.60)	0.62
Less Distributions:
Distributions from net investment income	(0.59)	(0.42)
Distributions from net realized gain	—	(0.01)
Total Distributions	(0.59)	(0.43)
Net Asset Value, End of Period	$29.00	$35.19
Total Return[4]	–15.96%	1.77%[5]
Supplemental Data:
Net assets at end of period (000's)	$34,797	$24,633
Ratios of expenses to average net assets:
Before fees waived	1.36%	1.58%[6]
After fees waived	0.45%	0.63%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.25%	2.04%[6]
After fees waived	2.16%	2.99%[6]
Portfolio Turnover Rate[7]	211%	31%[5]

1  Commenced operations on September 30, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
Net Asset Value, Beginning of Period	$35.38	$35.00
Income from Investment Operations:
Net investment income[2]	1.27	1.12
Net realized and unrealized gain on investments[3]	3.18	0.20
Total from Investment Operations	4.45	1.32
Less Distributions:
Distributions from net investment income	(1.24)	(0.94)
Total Distributions	(1.24)	(0.94)
Net Asset Value, End of Period	$38.59	$35.38
Total Return[4]	12.89%	3.77%[5]
Supplemental Data:
Net assets at end of period (000's)	$156,278	$86,678
Ratios of expenses to average net assets:
Before fees waived	0.56%	0.77%[6]
After fees waived	0.35%	0.59%[6]
Ratios of net investment income to average net assets:
Before fees waived	3.30%	2.91%[6]
After fees waived	3.51%	3.09%[6]
Portfolio Turnover Rate[7]	52%	17%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP US Small Cap Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$35.00
Income from Investment Operations:
Net investment income[2]	0.41
Net realized and unrealized loss on investments[3]	(0.72)
Total from Investment Operations	(0.31)
Less Distributions:
Distributions from net investment income	(0.34)
Total Distributions	(0.34)
Net Asset Value, End of Period	$34.35
Total Return[4]	–0.86%[5]
Supplemental Data:
Net assets at end of period (000's)	$10,304
Ratios of expenses to average net assets:
Before fees waived	1.44%[6]
After fees waived	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	0.18%[6]
After fees waived	1.28%[6]
Portfolio Turnover Rate[7]	50%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP International Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$35.00
Income from Investment Operations:
Net investment income[2]	0.85
Net realized and unrealized loss on investments[3]	(3.15)
Total from Investment Operations	(2.30)
Less Distributions:
Distributions from net investment income	(0.59)
Total Distributions	(0.59)
Net Asset Value, End of Period	$32.11
Total Return[4]	–6.58%[5]
Supplemental Data:
Net assets at end of period (000's)	$12,844
Ratios of expenses to average net assets:
Before fees waived	2.31%[6]
After fees waived	0.45%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.13%[6]
After fees waived	2.99%[6]
Portfolio Turnover Rate[7]	31%[5]

1  Commenced operations on August 19, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP Emerging Market Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income[2]	0.25
Net realized and unrealized gain on investments[3]	0.13
Total from Investment Operations	0.38
Less Distributions:
Distributions from net investment income	(0.10)
Total Distributions	(0.10)
Net Asset Value, End of Period	$25.28
Total Return[4]	1.56%[5]
Supplemental Data:
Net assets at end of period (000's)	$12,642
Ratios of expenses to average net assets:
Before fees waived	6.26%[6]
After fees waived	0.50%[6]
Ratios of net investment income to average net assets:
Before fees waived	–2.06%[6]
After fees waived	3.70%[6]
Portfolio Turnover Rate[7]	1%[5]

1  Commenced operations on March 22, 2016.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$35.00
Income from Investment Operations:
Net investment income[2]	1.28
Net realized and unrealized gain on investments[3]	2.35
Total from Investment Operations	3.63
Less Distributions:
Distributions from net investment income	(1.05)
Total Distributions	(1.05)
Net Asset Value, End of Period	$37.58
Total Return[4]	10.62%[5]
Supplemental Data:
Net assets at end of period (000's)	$41,333
Ratios of expenses to average net assets:
Before fees waived	0.72%[6]
After fees waived	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	3.32%[6]
After fees waived	3.69%[6]
Portfolio Turnover Rate[7]	46%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$35.00
Income from Investment Operations:
Net investment income[2]	1.18
Net realized and unrealized gain on investments[3]	0.21
Total from Investment Operations	1.39
Less Distributions:
Distributions from net investment income	(0.99)
Total Distributions	(0.99)
Net Asset Value, End of Period	$35.40
Total Return[4]	4.15%[5]
Supplemental Data:
Net assets at end of period (000's)	$14,160
Ratios of expenses to average net assets:
Before fees waived	0.92%[6]
After fees waived	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	3.02%[6]
After fees waived	3.59%[6]
Portfolio Turnover Rate[7]	78%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

Victory CEMP International High Div Volatility Wtd Index ETF
Period Ended June 30, 2016[1]
Net Asset Value, Beginning of Period	$35.00
Income from Investment Operations:
Net investment income[2]	1.37
Net realized and unrealized loss on investments[3]	(4.71)
Total from Investment Operations	(3.34)
Less Distributions:
Distributions from net investment income	(1.01)
Total Distributions	(1.01)
Net Asset Value, End of Period	$30.65
Total Return[4]	–9.63%[5]
Supplemental Data:
Net assets at end of period (000's)	$16,855
Ratios of expenses to average net assets:
Before fees waived	1.17%[6]
After fees waived	0.45%[6]
Ratios of net investment income to average net assets:
Before fees waived	4.26%[6]
After fees waived	4.98%[6]
Portfolio Turnover Rate[7]	53%[5]

1  Commenced operations on August 19, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2016

1.  Organization:

Victory Portfolios II (formerly Compass EMP Funds Trust) (the "Trust"), was organized on April 11, 2012 as a Delaware statutory trust (formerly a Delaware business trust). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of twenty-four Funds (each a "Fund" and collectively, the "Funds"), eleven of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

Funds	Diversification Classification
Victory CEMP US 500 Volatility Wtd Index ETF	Diversified
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Diversified
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Diversified
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Diversified
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	Diversified
Victory CEMP US Small Cap Volatility Wtd Index ETF	Diversified
Victory CEMP International Volatility Wtd Index ETF	Diversified
Victory CEMP Emerging Market Volatility Wtd Index ETF	Diversified
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Diversified
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Diversified
Victory CEMP International High Div Volatility Wtd Index ETF	Diversified

The following Funds commenced operations on July 1, 2014 and their objectives are as follows:

Victory CEMP US 500 Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Large Cap 500 Volatility Weighted Index before fees and expenses.

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

The following Fund commenced operations on July 31, 2014 and its objective is as follows:

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

The following Fund commenced operations on September 30, 2014 and its objective is as follows:

Victory CEMP Developed Enhanced Volatility Wtd Index ETF — seeks to match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on July 7, 2015 and their objectives are as follows:

Victory CEMP US Small Cap Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Small Cap 500 Volatility Weighted Index before fees and expenses.

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF — seeks to match the performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on August 19, 2015 and their objectives are as follows:

Victory CEMP International Volatility Wtd Index ETF — seeks to match the performance of the CEMP International 500 Volatility Weighted Index before fees and expenses.

Victory CEMP International High Div Volatility Wtd Index ETF — seeks to match the performance of the CEMP International High Dividend 100 Volatility Weighted Index before fees and expenses.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
The following Fund commenced operations on March 22, 2016 and its objective is as follows:

Victory CEMP Emerging Market Volatility Wtd Index ETF — seeks to match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before fees and expenses.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC ("Exchange"). The Funds will issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum 2% as a percentage of the value of the Creation Units subject to the transaction.Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net assets as an increase to Paid-In-Capital. The table below shows what each Fund charges for the standard fixed creation fee.

Fund	Fixed Fee
Victory CEMP US 500 Volatility Wtd Index ETF	$750
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	$750
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	$750
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	$5,000
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$250
Victory CEMP US Small Cap Volatility Wtd Index ETF	$750
Victory CEMP International Volatility Wtd Index ETF	$6,000
Victory CEMP Emerging Market Volatility Wtd Index ETF	$9,000
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	$250
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	$250
Victory CEMP International High Div Volatility Wtd Index ETF	$1,750

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Securities Valuation:

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current mean price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures position, in which case the Fund will not

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds' investments, used to value the Funds' assets and liabilities as of June 30, 2016:

Description^	Level 1	Level 2	Level 3	Total
Victory CEMP US 500 Volatility Wtd Index ETF
Common Stocks*	$44,629,780	$—	$—	$44,629,780
Short-Term Investments	30,969	—	—	30,969
Total	$44,660,749	$—	$—	$44,660,749
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Common Stocks*	$26,800,259	$—	$—	$26,800,259
Short-Term Investments	32,516	—	—	32,516
Total	$26,832,775	$—	$—	$26,832,775
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Common Stocks*	$141,280,218	$—	$—	$141,280,218
Short-Term Investments	82,545	—	—	82,545
Total	$141,362,763	$—	$—	$141,362,763
Other Financial Instruments^
Futures	$206	$—	$—	$206
Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Common Stocks*	$34,542,675	$—	$570	$34,543,245
Short-Term Investments	65,932	—	—	65,932
Total	$34,608,607	$—	$570	$34,609,177
Other Financial Instruments^
Futures	$(2,139)	$—	$—	$(2,139)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Common Stocks*	$155,914,879	$—	$—	$155,914,879
Short-Term Investments	159,910	—	—	159,910
Total	$156,074,789	$—	$—	$156,074,789
Other Financial Instruments^
Futures	$1,274	$—	$—	$1,274

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Description^	Level 1	Level 2	Level 3	Total
Victory CEMP US Small Cap Volatility Wtd Index ETF
Common Stocks*	$10,287,121	$—	$—	$10,287,121
Short-Term Investments	19,088	—	—	19,088
Total	$10,306,209	$—	$—	$10,306,209
Victory CEMP International Volatility Wtd Index ETF
Common Stocks*	$12,718,539	$24,130	$—	$12,742,669
Short-Term Investments	36,088	—	—	36,088
Total	$12,754,627	$24,130	$—	$12,778,757
Other Financial Instruments^
Futures	$2,561	$—	$—	$2,561
Victory CEMP Emerging Market Volatility Wtd Index ETF
Common Stocks*	$12,552,942	$1,257	$—	$12,554,199
Short-Term Investments	29,525	—	—	29,525
Total	$12,582,467	$1,257	$—	$12,583,724
Other Financial Instruments^
Futures	$2,251	$—	$—	$2,251
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Common Stocks*	$41,236,215	$—	$—	$41,236,215
Short-Term Investments	41,447	—	—	41,447
Total	$41,277,662	$—	$—	$41,277,662
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Common Stocks*	$14,107,217	$—	$—	$14,107,217
Short-Term Investments	45,049	—	—	45,049
Total	$14,152,266	$—	$—	$14,152,266
Victory CEMP International High Div Volatility Wtd Index ETF
Common Stocks*	$16,656,982	$—	$—	$16,656,982
Short-Term Investments	48,573	—	—	48,573
Total	$16,705,555	$—	$—	$16,705,555
Other Financial Instruments^
Futures	$(2,139)	$—	$—	$(2,139)

*  Please refer to the Schedules of Investments for industry classifications.

^  Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For the fiscal year ended June 30, 2016, there were no transfers into or out of Level 1, 2, or 3 during the current period presented. It is the Funds' policy to record transfers into or out of Fair Value Levels at the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Balance as of 06/30/2015	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 06/30/2016	Net Change in Unrealized Depreciation on securities held at 06/30/2016
Common Stocks	$6,138	$—	$(5,568)	$—	$—	$—	$—	$570	$(5,568)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Fair Value as of 06/30/2016*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$570	Market Comparables	U.S. OTC Equivalent	$0.02 - $0.24	Significant changes in the U.S. OTC equivalent quotes would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Foreign Currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Futures Contracts:

Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds' securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds' liabilities for the futures position are "covered" by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds' liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds' ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission ("CFTC") regulations.

GAAP requires disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows.

Derivatives Disclosure —

Fair Values of Derivative Instruments in the Funds* as of June 30, 2016:

Victory CEMP US 500 Volatility Wtd Index ETF

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(9,783)	Equity Contracts — Futures	$58

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(52,219)	Equity Contracts — Futures	$3,892

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$206	Unrealized depreciation on futures contracts	$—

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(70,435)	Equity Contracts — Futures	$15,986

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Victory CEMP Developed Enhanced Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$2,139

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(94,111)	Equity Contracts — Futures	$5,403

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$1,274	Unrealized depreciation on futures contracts	$—

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(53,282)	Equity Contracts — Futures	$11,206

Victory CEMP US Small Cap Volatility Wtd Index ETF

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(2,243)	Equity Contracts — Futures	$—

Victory CEMP International Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$2,561	Unrealized depreciation on futures contracts	$—

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(11,611)	Equity Contracts — Futures	$2,561

Victory CEMP Emerging Market Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$2,251	Unrealized depreciation on futures contracts	$—

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(4,402)	Equity Contracts — Futures	$2,251

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$14,386	Equity Contracts — Futures	$—

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$1,902	Equity Contracts — Futures	$—

Victory CEMP International High Div Volatility Wtd Index ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$2,139

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$3,425	Equity Contracts — Futures	$(2,139)

The average monthly notional value of futures during the period ended June 30, 2016 were as follows:

Fund	Long Futures	Short Futures
Victory CEMP US 500 Volatility Wtd Index ETF	$93,432	$—
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	$106,224	$—
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	$457,286	$—
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	$205,755	$—
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$329,815	$—
Victory CEMP US Small Cap Volatility Wtd Index ETF	$28,207	$—
Victory CEMP International Volatility Wtd Index ETF	$60,269	$—
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF	$41,312	$—
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	$25,793	$33,046
Victory CEMP International High Div Volatility Wtd Index ETF	$37,708	$—

Offsetting of Financial Assets and Derivatives Assets

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2016, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities' and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Assets	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$206	$—	$206	$—	$—	$206
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$1,274	$—	$1,274	$—	$—	$1,274
Victory CEMP International Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$2,561	$—	$2,561	$—	$—	$2,561
Victory CEMP Emerging Market Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$2,251	$—	$2,251	$—	$—	$2,251
Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(2,139)	$—	$(2,139)	$—	$2,139	$—
Victory CEMP International High Div Volatility Wtd Index ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(2,139)	$—	$(2,139)	$—	$2,139	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Federal Income Tax:

The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2016, the Funds have not yet determined if any tax positions did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund's commencement of operations.

Distribution to Shareholders:

The Funds, with the exception of the US EQ Income Enhanced Volatility Wtd Index ETF, US Large Cap High Div Volatility Wtd Index ETF, US Small Cap High Div Volatility Wtd Index ETF, and International High Div Volatility Wtd Index ETF ETF distribute any net investment income quarterly. The US EQ Income Enhanced Volatility Wtd Index ETF, US Large Cap High Div Volatility Wtd Index ETF, US Small Cap High Div Volatility Wtd Index ETF, and International High Div Volatility Wtd Index ETF distribute any net investment income monthly. All of the Funds distribute any net realized long or short-term capital gains at least annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined, on a tax basis and may differ from net investment income and net realized capital gains for reporting purposes.

Other:

Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds' shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Share Valuation:

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds' shares will not be priced on days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's net asset value per share.

Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the fiscal year ended June 30, 2016 were as follows:

Fund	Purchases	Sales
Victory CEMP US 500 Volatility Wtd Index ETF	$8,825,949	$7,880,324
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	51,721,061	49,847,876
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	46,088,537	41,845,990
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	56,266,349	53,668,261
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	56,072,580	54,152,589
Victory CEMP US Small Cap Volatility Wtd Index ETF	4,064,302	3,818,860
Victory CEMP International Volatility Wtd Index ETF	6,302,653	2,801,474
Victory CEMP Emerging Market Volatility Wtd Index ETF	6,791,538	49,149
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	10,826,271	10,394,413
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	7,793,308	7,489,213
Victory CEMP International High Div Volatility Wtd Index ETF	9,802,902	6,361,512

In-kind transactions associated with purchases and sales for the fiscal year ended June 30, 2016 were as follows:

Fund	Purchases	Sales
Victory CEMP US 500 Volatility Wtd Index ETF	$49,931,848	$15,662,295
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	17,917,409	12,072,947
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	94,652,495	42,782,040
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	13,534,753	—
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	106,006,997	46,902,752
Victory CEMP US Small Cap Volatility Wtd Index ETF	18,164,556	8,084,289
Victory CEMP International Volatility Wtd Index ETF	14,855,719	4,582,289
Victory CEMP Emerging Market Volatility Wtd Index ETF	5,733,727	—
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	54,440,409	15,842,528
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	23,339,371	9,883,819
Victory CEMP International High Div Volatility Wtd Index ETF	19,519,880	4,553,740

During the fiscal year ended June 30, 2016, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF had a trade error where a rebalancing was processed incorrectly due to positions not being in balance. This resulted in a loss to the Fund of $56,557, which affiliates subsequently reimbursed to the fund.

4.  Investment Advisory, Administration and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("Victory Capital" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with the remaining portion owned by Victory employees and a limited number of outside investors.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees for its services, computed daily and payable monthly based on a percentage of the average daily net assets of each Fund. For its services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee equal to 0.30% of average net assets of the US 500 Volatility Wtd Index ETF, US Discovery Enhanced Volatility Wtd Index ETF, US 500 Enhanced Volatility Wtd Index ETF, US EQ Income Enhanced Volatility Wtd Index ETF, US Small Cap Volatility Wtd Index ETF, US Large Cap High Div Volatility Wtd Index ETF, and US Small Cap High Div Volatility Wtd Index ETF, 0.40% of the of average net assets of the Developed Enhanced Volatility Wtd Index ETF, International Volatility Wtd Index ETF, and International High Div Volatility Wtd Index ETF, and 0.45% of the average net assets of the Emerging Market Volatility Wtd Index ETF, with such fees to be computed daily based upon daily average net assets of the Funds. The Adviser pays expenses incurred by it in connection with acting as investment Adviser to the Funds other than costs

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

(including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement).

For the fiscal year ended June 30, 2016, Advisory fees incurred by the Funds as well as amounts due to or from the Adviser at June 30, 2016 were as follows:

Fund	Advisory Fees	Due To/(From) Adviser at June 30, 2016
Victory CEMP US 500 Volatility Wtd Index ETF	$76,466	$(8,363)
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	82,963	(9,107)
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	347,973	6,773
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	125,200	(64,822)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	312,015	9,551
Victory CEMP US Small Cap Volatility Wtd Index ETF	22,183	(10,408)
Victory CEMP International Volatility Wtd Index ETF	30,336	(33,122)
Victory CEMP Emerging Market Volatility Wtd Index ETF	10,598	(92,960)
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	61,526	(10,210)
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	27,072	(4,375)
Victory CEMP International High Div Volatility Wtd Index ETF	40,881	(15,625)

The Adviser has contractually agreed to waive its Advisory fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35% for the US 500 Volatility Wtd Index ETF, US Discovery Enhanced Volatility Wtd Index ETF, US 500 Enhanced Volatility Wtd Index ETF, US EQ Income Enhanced Volatility Wtd Index ETF, US Small Cap Volatility Wtd Index ETF, US Large Cap High Div Volatility Wtd Index ETF, and US Small Cap High Div Volatility Wtd Index ETF, 0.45% for the Developed Enhanced Volatility Wtd Index ETF, International Volatility Wtd Index ETF, and 0.50% for the Emerging Market Volatility Wtd Index ETF. The Adviser is permitted to recoup Advisory fees waived and expenses reimbursed by it or by the Fund's predecessor Adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

As of June 30, 2016, the Adviser waived Advisory fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2018	June 30, 2019
Victory CEMP US 500 Volatility Wtd Index ETF	$(61,304)	$(99,395)
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	(59,513)	(124,242)
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	(110,009)	(271,284)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	(82,842)	(285,869)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	(92,663)	(219,924)
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	(81,175)
Victory CEMP International Volatility Wtd Index ETF	—	(141,495)
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF	—	(135,767)
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	(76,158)
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	—	(51,660)
Victory CEMP International High Div Volatility Wtd Index ETF	—	(74,062)

U.S. Bank National Association ("U.S. Bank") serves as custodian for the Funds' assets. For its custody services to the Funds, U.S. Bank receives a monthly fee at an annualized rate based upon the average daily net assets of the Funds, plus applicable per transaction fees. The Funds reimburse U.S. Bank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

U.S. Bancorp Fund Services, LLC ("USB") serves as the Funds' administrator, fund accountant and transfer agent. Under an Administration, Accounting and Transfer Agent Agreement, USB receives for its services a monthly fee at an annualized rate based upon the average daily net assets of the Funds.

The Funds reimburse USB for all of its reasonable out-of-pocket expenses incurred in providing these services.

Quasar Distributors, LLC (the "Distributor") serves as distributor for the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

5.  Risks:

In the normal course of business, each Fund's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund's prospectus provides details of these and other types of risk.

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund's exposure to market risk is the market value of the investments held as shown in the Fund's Schedule of Investments.

A diversified portfolio, where this is appropriate and consistent with a Fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments. The Victory CEMP Developed 500 Enhanced Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF, Victory CEMP International High Div Volatility Wtd Index ETF, and Victory CEMP Emerging Market Volatility Wtd Index ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Special U.S. tax considerations may apply to Dividends or interest on, or proceeds from the sale of, foreign securities. Additionally, the Funds may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Investments includes information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments to otherwise honor its obligations. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

As of November 2, 2015, the Trust, Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds (collectively, the "Trusts"), participate in a short-term demand note "Line of Credit" agreement with Citibank N.A. ("Citibank"). Under the agreement with Citibank, the Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the year ended June 30, 2016, Citibank earned approximately $50 thousand for the Line of Credit Fees. Each Fund in the Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

During the year ended June 30, 2016, none of the ETFs borrowed on the Line of Credit.

7.  Federal Income Tax Information:

The tax character of distributions for the following periods was as follows:

	For the period ended June 30, 2016:		For the period ended June 30, 2015:*
	Ordinary Income	Realized Gain	Ordinary Income	Realized Gain
Victory CEMP US 500 Volatility Wtd Index ETF	$388,873	$8,766	$93,836	$—
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	263,363	—	132,709	—
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,777,461	—	607,150	—
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	638,370	—	243,567	283
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	3,588,993	—	1,513,918	—
Victory CEMP US Small Cap Volatility Wtd Index ETF	86,852	—	—	—
Victory CEMP International Volatility Wtd Index ETF	205,538	—	—	—
Victory CEMP Emerging Market Volatility Wtd Index ETF	51,870	—	—	—
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	706,156	—	—	—
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	292,084	—	—	—
Victory CEMP International High Div Volatility Wtd Index ETF	427,662	—	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2016.

*The following funds were not active as of June 30, 2015: Victory CEMP US Small Cap Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF, Victory CEMP Emerging Market

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Volatility Wtd Index ETF, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, and Victory CEMP International High Div Volatility Wtd Index ETF.

As of June 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Victory CEMP US 500 Volatility Wtd Index ETF	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Tax cost of investments	$44,287,439	$26,306,177	$138,694,104	$35,603,736	$150,460,112
Unrealized appreciation	2,574,963	1,701,384	10,407,970	1,251,320	10,678,086
Unrealized depreciation	(2,201,653)	(1,174,786)	(7,739,311)	(2,245,879)	(5,063,409)
Net unrealized appreciation (depreciation)	373,310	526,598	2,668,659	(994,559)	5,614,677
Undistributed ordinary income	27,894	24,546	83,693	51,240	162,831
Undistributed long-term gain	—	—	—	—	—
Distributable earnings	27,894	24,546	83,693	51,240	162,831
Other accumulated loss	(456,603)	(5,635,688)	(5,882,558)	(5,202,611)	(5,056,017)
Total accumulated gain/(loss)	$(55,399)	$(5,084,544)	$(3,130,206)	$(6,145,930)	$721,491

	Victory CEMP US Small Cap Volatility Wtd Index ETF	Victory CEMP International Volatility Wtd Index ETF	Victory CEMP Emerging Market Volatility Wtd Index ETF	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	Victory CEMP International High Div Volatility Wtd Index ETF
Tax cost of investments	$10,339,163	$13,403,350	$12,510,809	$39,722,495	$13,831,086	$18,090,582
Unrealized appreciation	666,978	455,907	508,965	2,837,070	1,021,280	368,441
Unrealized depreciation	(699,932)	(1,080,500)	(436,050)	(1,281,903)	(700,100)	(1,753,468)
Net unrealized appreciation (depreciation)	(32,954)	(624,593)	72,915	1,555,167	321,180	(1,385,027)
Undistributed ordinary income	9,741	32,036	49,803	50,357	45,227	92,849
Undistributed long-term gain	—	—	—	—	—	—
Distributable earnings	9,741	32,036	49,803	50,357	45,227	92,849
Other accumulated loss	(240,469)	(223,417)	(5,546)	(56,995)	(162,709)	(252,502)
Total accumulated gain/(loss)	$(263,682)	$(815,974)	$117,172	$1,548,529	$203,698	$(1,544,680)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark to market on open futures contracts adjustments for C-Corporation return of capital distributions, and passive foreign investment companies.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31st, and the late-year losses attributable to the portion of the taxable year after December 31st, over the sum of the specified gains attributable to the portion of the taxable year after October 31st, and other ordinary income attributable to the portion of the taxable year after December 31st. For the fiscal year ended June 30, 2016, there were no post-October or late-year losses.

At June 30, 2016, the Funds had capital loss carry-forwards (no expiration) for federal income tax purposes available to offset future capital gains as follows:

	Short Term	Long Term
Victory CEMP US 500 Volatility Wtd Index ETF	$295,721	$160,882
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	5,146,219	489,469
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	4,242,770	1,639,762
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	4,850,441	352,170
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	3,786,885	1,269,132
Victory CEMP US Small Cap Volatility Wtd Index ETF	239,123	1,346
Victory CEMP International Volatility Wtd Index ETF	217,988	5,429
Victory CEMP Emerging Market Volatility Wtd Index ETF	4,394	1,291
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	56,995	—
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	162,709	—
Victory CEMP International High Div Volatility Wtd Index ETF	236,996	—

Permanent book and tax differences, primarily due to gains and losses, in-kind distributions that are not taxable, gains and losses on disposition of PFICs, and foreign currency gains (losses), resulted in reclassifications for the period ended June 30, 2016 as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
Victory CEMP US 500 Volatility Wtd Index ETF	$(186)	$(1,424,337)	$1,424,523
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	2,343	(1,493,206)	1,490,863
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	—	(6,033,503)	6,033,503
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	(2,829)	2,829	—
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	—	(6,093,255)	6,093,255
Victory CEMP US Small Cap Volatility Wtd Index ETF	1,669	(399,260)	397,591
Victory CEMP International Volatility Wtd Index ETF	10,490	172,459	(182,949)
Victory CEMP Emerging Market Volatility Wtd Index ETF	5,436	(5,436)	—
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	(1,087,457)	1,087,457
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	13,448	(542,830)	529,382
Victory CEMP International Hi Div Volatility Wtd Index ETF	11,448	100,794	(112,242)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

During the fiscal year ended June 30, 2016, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

	Short Term	Long Term	Total
Victory CEMP US 500 Volatility Wtd Index ETF	$916,700	$546,596	$1,463,296
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	1,139,238	421,998	1,561,236
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	3,261,935	2,771,638	6,033,573
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	—	—	—
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	4,553,806	1,556,384	6,110,190
Victory CEMP US Small Cap Volatility Wtd Index ETF	473,873	—	473,873
Victory CEMP International Volatility Wtd Index ETF	(182,949)	—	(182,949)
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF	—	—	—
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	1,092,018	—	1,092,018
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	572,661	—	572,661
Victory CEMP International High Div Volatility Wtd Index ETF	(112,242)	—	(112,242)

8.  Subsequent Event:

Effective July 29, 2016, Victory Portfolios and Victory Variable Insurance Funds completed the reorganization of thirty-three portfolios of RS Investment Trust and RS Variable Products Trust into corresponding newly-formed funds within each of Victory Portfolios and Victory Variable Insurance Funds.

The Funds have evaluated the need for additional disclosures or adjustments resulting from events subsequent to June 30, 2016. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Victory CEMP US 500 Volatility Wtd Index ETF, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, Victory CEMP Developed Enhanced Volatility Wtd Index ETF, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF, Victory CEMP US Small Cap Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF, Victory CEMP Emerging Market Volatility Wtd Index ETF, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, and Victory CEMP International High Div Volatility Wtd Index ETF and Board of Trustees of Victory Portfolios II

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open futures contracts, of Victory CEMP US 500 Volatility Wtd Index ETF, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, Victory CEMP Developed Enhanced Volatility Wtd Index ETF, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF, Victory CEMP US Small Cap Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF, Victory CEMP Emerging Market Volatility Wtd Index ETF, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, and Victory CEMP International High Div Volatility Wtd Index ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the year or periods ended June 30, 2016. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds' financial statements and financial highlights as of and for the period ended June 30, 2015, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2016, and the results of their operations, changes in their net assets, and their financial highlights for the year or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 29, 2016

Victory Portfolios II	Supplemental Information June 30, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, 50 portfolios in Victory Portfolios, nine portfolios in Victory Variable Insurance Funds and one portfolio in Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios II, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Dennis M. Bushe, 72	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	May 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 71	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 44	Trustee	May 2015

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 866-376-7890.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is c/o Victory Portfolios II Trust, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Christopher A. Ponte, 32	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 73	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP (since 2011).

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Additional Federal Income Tax Information

For the fiscal year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Victory CEMP US 500 Volatility Wtd Index ETF	100.00%
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	99.52%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP US Small Cap Volatility Wtd Index ETF	100.00%
Victory CEMP International Volatility Wtd Index ETF	95.40%
Victory CEMP Emerging Market Volatility Wtd Index ETF	56.24%
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	100.00%
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	100.00%
Victory CEMP International High Div Volatility Wtd Index ETF	95.04%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2016 was as follows:

Victory CEMP US 500 Volatility Wtd Index ETF	100.00%
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	0.20%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	100.00%
Victory CEMP US Small Cap Volatility Wtd Index ETF	100.00%
Victory CEMP International Volatility Wtd Index ETF	0.25%
Victory CEMP Emerging Market Volatility Wtd Index ETF	0.00%
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	100.00%
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	100.00%
Victory CEMP International High Div Volatility Wtd Index ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Victory CEMP US 500 Volatility Wtd Index ETF	1.71%
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	0.00%
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	0.00%
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	0.00%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	0.00%
Victory CEMP US Small Cap Volatility Wtd Index ETF	0.00%
Victory CEMP International Volatility Wtd Index ETF	0.00%
Victory CEMP Emerging Market Volatility Wtd Index ETF	0.00%
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	0.00%
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	0.00%
Victory CEMP International High Div Volatility Wtd Index ETF	0.00%

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

For the fiscal year ended June 30, 2016 the Victory CEMP Developed Enhanced Volatility Wtd Index ETF earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to section 853 of the Internal Revenue Code as follows:

For the fiscal year ended June 30, 2016, the following Victory CEMP ETFs earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to section 853 of the Internal Revenue Code as follows:

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Country	Gross Dividend	Taxes Withheld
Austria	2,621	212
Australia	47,542	294
Belgium	18,227	2,831
Bermuda	2,193	—
Canada	82,340	12,351
Switzerland	56,076	5,816
Germany	60,356	7,542
Denmark	5,575	836
Spain	47,400	7,719
Finland	13,394	2,009
France	92,902	13,667
Great Britain	140,506	5,508
Hong Kong	75,222	352
Ireland	3,990	—
Israel	4,608	960
Italy	23,197	3,480
Jersey	5,188	100
Japan	92,900	9,290
Cayman Islands	5,710	—
Netherlands	17,254	2,592
Norway	14,417	2,019
Portugal	7,422	1,226
Sweden	34,226	5,134
Singapore	30,239	—
United States	1,514	—
	885,020	83,939
Less Ineligible Countries: Great Britain	140,506	5,508
Hong Kong	75,222	352
Singapore	30,239	—
Total FTC		78,079
Victory CEMP Emerging Market Volatility Wtd Index ETF
Country	Gross Dividend	Taxes Withheld
Bermuda	203	—
Brazil	2,184	58
Cayman Islands	1,455	—
Chile	7,334	1,301
China	19,308	1,931
Colombia	206	22
Czech Republic	4,337	651
Greece	1,321	132
Hong Kong	16,076	56
Hungary	412	—

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Country	Gross Dividend	Taxes Withheld
India	3,382	—
Indonesia	4,984	865
Malaysia	7,119	—
Mexico	4,335	128
Philippines	3,049	762
Poland	2,325	349
Russian Federation	2,191	329
Thailand	3,483	334
Turkey	6,352	917
Taiwan	14,000	2,796
Zambia	4,723	708
South Korea	19	3
United Arab Emirate	1,719	—
	110,516	11,342
Less Ineligible Countries: None	—	—
Total FTC		11,342
Victory CEMP International High Div Volatility Wtd Index ETF
Country	Gross Dividend	Taxes Withheld
Australia	67,660	769
Belgium	11,616	1,742
Canada	57,645	8,647
Cayman Islands	3,932	—
Finland	11,705	1,756
France	45,313	6,797
Germany	29,377	3,440
Great Britain	129,732	2,829
Hong Kong	32,052	—
Israel	6,299	1,426
Italy	21,518	1,426
Jersey	332	—
Japan	17,891	1,789
Norway	7,847	1,177
Portugal	14,421	2,163
Singapore	18,308	—
Spain	60,614	10,040
Sweden	39,673	5,900
Switzerland	35,157	5,021
	611,091	54,922
Less Ineligible Countries: Great Britain	129,732	2,829
Total FTC		52,093
Victory CEMP International Volatility Wtd Index ETF
Country	Gross Dividend	Taxes Withheld
Australia	13,116	125
Austria	436	—
Belgium	6,514	1,016
Bermuda	525	—
Canada	25,436	3,815

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Country	Gross Dividend	Taxes Withheld
Cayman Islands	1,903	—
Chile	20,040	2,070
Denmark	2,433	365
Finland	6,002	900
France	32,842	4,834
Germany	22,061	2,738
Great Britain	46,975	1,314
Hong Kong	22,832	103
Ireland	1,473	—
Israel	1,454	309
Italy	7,587	1,138
Japan	33,313	3,331
Jersey	1,608	—
Netherlands	5,470	822
Norway	4,983	704
Portugal	2,692	443
Singapore	6,361	—
Spain	13,134	2,065
Sweden	14,062	2,109
	293,250	28,202
Less Ineligible Countries: France	32,842	4,834
Great Britain	46,975	1,314
Total FTC		22,054

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30th is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:

The columns under the heading entitled "Actual" help you estimate the actual expenses you paid over the period. The "Actual Ending Account Value" shown is derived from a Fund's actual return and the "Actual Expenses Paid During Period" show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled "Actual Expenses Paid During Period".

Hypothetical Example for Comparison Purposes:

The columns under the heading entitled "Hypothetical" provide information about hypothetical account value and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund's Annual Expense Ratio	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period(a)	Ending Account Value 06/30/16	Expenses Paid During Period
Victory CEMP US 500 Volatility Wtd Index ETF	0.35%	$1,000.00	$1,049.00	$1.78	$1,023.12	$1.76
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	0.35%	1,000.00	975.80	1.72	1,023.12	1.76
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	0.35%	1,000.00	1,049.00	1.78	1,023.12	1.76
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	0.45%	1,000.00	934.60	2.16	1,022.63	2.26
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	0.35%	1,000.00	1,109.60	1.84	1,023.12	1.76
Victory CEMP US Small Cap Volatility Wtd Index ETF	0.35%	1,000.00	1,050.40	1.78	1,023.12	1.76
Victory CEMP International Volatility Wtd Index ETF	0.45%	1,000.00	966.60	2.20	1,022.63	2.26
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	0.35%	1,000.00	1,110.20	1.84	1,023.12	1.76
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	0.35%	1,000.00	1,093.10	1.82	1,023.12	1.76
Victory CEMP International High Div Volatility Wtd Index ETF	0.45%	1,000.00	969.90	2.20	1,022.63	2.26

(a)  Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

			Actual		Hypothetical (5% return before expenses)
	Fund's Annual Expense Ratio	Beginning Account Value 03/22/16	Ending Account Value 06/30/16	Expenses Paid During Period(a)	Ending Account Value 06/30/16	Expenses Paid During Period
Victory CEMP Emerging Market Volatility Wtd Index ETF	0.50%	$1,000.00	$1,015.60	$1.38	$1,012.30	$1.37

(a)  Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 100/366 (to reflect since inception to the end of the period).

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Statement Regarding the Basis for Approval of Investment Advisory Agreement

Victory CEMP US Small Cap Volatility Wtd Index ETF, Victory CEMP International Volatility Wtd Index ETF, Victory CEMP Emerging Market Volatility Wtd Index ETF, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF and Victory CEMP International High Div Volatility Wtd Index ETF

Considerations of the Board in Approving the Investment Advisory Agreement

The Board approved the Investment Advisory Agreement on behalf of the Victory CEMP US Small Cap Volatility Wtd Index ETF (formerly, Compass EMP US Small Cap 500 Volatility Weighted Index ETF), Victory CEMP International Volatility Wtd Index ETF (formerly, Compass EMP International 500 Volatility Weighted Index ETF), Victory CEMP Emerging Market Volatility Wtd Index ETF (formerly, Compass EMP Emerging Market 500 Volatility Weighted Index ETF), Victory CEMP US Large Cap High Div Volatility Wtd Index ETF (formerly, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF), Victory CEMP US Small Cap High Div Volatility Wtd Index ETF (formerly, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF) and Victory CEMP International High Div Volatility Wtd Index ETF (formerly, Compass EMP International High Dividend 100 Volatility Weighted Index ETF) (the "Agreement") at a meeting, which was called for that purpose, on May 20, 2015. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with its extensive experience with the Adviser and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and, thus, had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature, quality and extent of the services to be provided;

•  The proposed fee to be paid for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  The fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  The estimated total expenses of each Fund;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's proposed management fee in the context of the Adviser's expected profitability of each Fund. In addition, the Board compared each Fund's expected expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed, and management fee with comparable exchange-traded funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. The Trustees also noted that no breakpoints in the advisory fee schedule for the Funds were being proposed. The Board noted that effective May 1, 2015, the Adviser became the investment adviser of the other Funds of the Trust, succeeding the prior investment adviser, Compass Efficient Model Portfolios, LLC.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds, was consistent with the best interests of the Funds and their future shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Funds and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by the portfolio management teams which, over the years, have resulted in other Funds within the Victory Funds complex achieving their stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and their inclusion in a broad-based family of funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Frequency Distribution of Premiums and Discounts

Closing Price vs. NAV

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e. at a discount) the NAVs of the Funds are available, without charge, on the Funds' website at compassempetf.com.

Privacy Notice

Protecting the Privacy of Information

Victory Portfolios II respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Portfolios II does not share information with other companies for purposes of marketing solicitations for products other than Victory Portfolios II. Therefore, the Victory Portfolios II does not provide opt-out options to its shareholders.

Victory CEMP Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Visit our website at:	Call Victory at:
www.compassempetf.com	866-376-7890

VP-COMPASSETF-AR (6/16)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  David Meyer and Leigh Beard are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2016	FYE 06/30/2015
Audit Fees	$222,000	$186,000
Audit-Related Fees	$0	$0
Tax Fees	$76,000	$65,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2016	FYE 06/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	N/A
All Other Fees	0%	N/A

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All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 06/30/2016	FYE 06/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows:  David Adcock, E. Lee Beard, David Meyers, and Leigh Wilson.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Treasurer (Principal Financial Officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.

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